UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-06719

Sterling Capital Funds (Exact name of registrant as specified in charter)

3605 Glenwood Ave., Suite 100

Raleigh, NC 27612

(Address of principal executive offices) (Zip code)

James T. Gillespie, President

Sterling Capital Funds

3605 Glenwood Ave., Suite 100

Raleigh, NC 27612

(Name and address of agent for service)

Registrant’s telephone number, including area code:  (800) 228-1872

Date of fiscal year end: September 30

Date of reporting period: December 31, 2015

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedules of Investments are attached herewith.

Sterling Capital Behavioral Large Cap Value Equity Fund

Schedule of Portfolio Investments

December 31, 2015 (Unaudited)

Shares		Fair Value
COMMON STOCKS — 98.3%

	Consumer Discretionary — 7.3%
16,900	AMC Networks, Inc., Class A(a)	$1,262,092
87,700	Carnival Corp.	4,777,896
54,450	Comcast Corp., Class A	3,072,613
168,450	General Motors Co.	5,728,985
10,829	Lear Corp.	1,330,126
65,200	Target Corp.	4,734,172

		20,905,884

	Consumer Staples — 5.3%
61,900	Altria Group, Inc.	3,603,199
10,700	Clorox Co. (The)	1,357,081
24,000	Herbalife, Ltd.(a)	1,286,880
60,600	Kroger Co. (The)	2,534,898
7,650	Nu Skin Enterprises, Inc., Class A	289,859
12,850	Spectrum Brands Holdings, Inc.	1,308,130
87,950	Tyson Foods, Inc., Class A	4,690,373

		15,070,420

	Energy — 11.1%
72,650	Atwood Oceanics, Inc.	743,209
32,100	CVR Energy, Inc.	1,263,135
663,250	Denbury Resources, Inc.	1,339,765
20,150	Dril-Quip, Inc.(a)	1,193,485
88,050	Ensco PLC, Class A	1,355,090
36,000	FMC Technologies, Inc.(a)	1,044,360
28,650	HollyFrontier Corp.	1,142,849
97,350	Marathon Petroleum Corp.	5,046,624
113,750	Noble Corp. PLC	1,200,063
8,700	Oceaneering International, Inc.	326,424
43,900	PBF Energy, Inc., Class A	1,615,959
67,800	Phillips 66	5,546,040
66,600	Rowan Cos. PLC	1,128,870
144,850	Seadrill, Ltd.(a)	491,042
14,100	Tesoro Corp.	1,485,717
76,675	Valero Energy Corp.	5,421,689
29,750	World Fuel Services Corp.	1,144,185

		31,488,506

	Financials — 27.4%
79,500	Aflac, Inc.	4,762,050
68,500	Ally Financial, Inc.(a)	1,276,840
21,400	BOK Financial Corp.	1,279,506
73,800	Capital One Financial Corp.	5,326,884
65,150	CBL & Associates Properties, Inc., REIT	805,905
16,850	Digital Realty Trust, Inc., REIT	1,274,197
92,900	Discover Financial Services	4,981,298
26,400	Federated Investors, Inc., Class B	756,360
49,150	Hospitality Properties Trust, REIT	1,285,273
124,100	Huntington Bancshares, Inc.	1,372,546
163,100	JPMorgan Chase & Co.	10,769,493
99,450	KeyCorp	1,311,745
14,400	Mid-America Apartment Communities, Inc., REIT	1,307,664
22,300	NASDAQ OMX Group, Inc. (The)	1,297,191
82,650	New York Community Bancorp, Inc.	1,348,848
83,050	Old Republic International Corp.	1,547,221
29,100	OneMain Holdings, Inc.(a)	1,208,814
79,250	People’s United Financial, Inc.	1,279,887
55,936	Piedmont Office Realty Trust, Inc., Class A, REIT	1,056,072
23,400	Prologis, Inc., REIT	1,004,328

Shares		Fair Value
COMMON STOCKS — (continued)

	Financials — (continued)
60,443	Prudential Financial, Inc.	$4,920,665
27,650	Retail Properties of America, Inc., Class A, REIT	408,391
117,900	SunTrust Banks, Inc.	5,050,836
129,400	Synchrony Financial(a)	3,935,054
47,500	Travelers Cos., Inc. (The)	5,360,850
162,499	Wells Fargo & Co.	8,833,446
62,700	Welltower, Inc., REIT	4,265,481

		78,026,845

	Health Care — 11.7%
35,157	Aetna, Inc.	3,801,175
27,600	AmerisourceBergen Corp.	2,862,396
26,300	Amgen, Inc.	4,269,279
41,150	Gilead Sciences, Inc.	4,163,969
56,000	HCA Holdings, Inc.(a)	3,787,280
86,350	Mylan NV(a)	4,668,945
306,450	Pfizer, Inc.	9,892,206

		33,445,250

	Industrials — 9.5%
43,100	AECOM Technology Corp.(a)	1,294,293
17,000	Alaska Air Group, Inc.	1,368,670
30,100	Boeing Co. (The)	4,352,159
40,950	BWX Technologies, Inc.	1,300,981
88,511	Delta Air Lines, Inc.	4,486,623
35,223	General Dynamics Corp.	4,838,231
46,550	General Electric Co.	1,450,033
9,650	Huntington Ingalls Industries, Inc.	1,224,103
15,950	Orbital ATK, Inc.	1,424,973
12,650	Owens Corning	594,929
17,700	Raytheon Co.	2,204,181
24,200	Spirit AeroSystems Holdings, Inc., Class A(a)	1,211,694
59,950	Vectrus, Inc.(a)	1,252,355

		27,003,225

	Information Technology — 14.3%
27,850	Accenture PLC, Class A	2,910,325
131,050	Activision Blizzard, Inc.	5,072,945
39,050	Apple, Inc.	4,110,403
31,950	Avago Technologies, Ltd.	4,637,543
32,450	CDW Corp.	1,364,198
211,750	Cisco Systems, Inc.	5,750,071
152,950	eBay, Inc.(a)	4,203,066
15,150	Harris Corp.	1,316,535
182,500	Intel Corp.	6,287,125
18,700	Jabil Circuit, Inc.	435,523
45,800	Juniper Networks, Inc.	1,264,080
50,600	King Digital Entertainment PLC	904,728
70,950	Nuance Communications, Inc.(a)	1,411,195
66,800	Western Union Co. (The)	1,196,388

		40,864,125

	Materials — 2.3%
12,200	Cabot Corp.	498,736
115,500	Dow Chemical Co. (The)	5,945,940

		6,444,676

	Telecommunication Services — 3.6%
163,950	AT&T, Inc.	5,641,519

See accompanying Notes to the Schedules of Portfolio Investments.

Sterling Capital Behavioral Large Cap Value Equity Fund

Schedule of Portfolio Investments — (continued)

December 31, 2015 (Unaudited)

Shares		Fair Value
COMMON STOCKS — (continued)

	Telecommunication Services — (continued)
98,550	Verizon Communications, Inc.	$4,554,981

		10,196,500

	Utilities — 5.8%
70,500	American Electric Power Co., Inc.	4,108,035
74,800	Consolidated Edison, Inc.	4,807,396
37,950	FirstEnergy Corp.	1,204,153
124,750	Public Service Enterprise Group, Inc.	4,826,577
32,600	Southern Co. (The)	1,525,354

		16,471,515

	Total Common Stocks (Cost $263,027,061)	279,916,946

EXCHANGE TRADED FUND — 0.4%
11,390	iShares Russell 1000 Value ETF	1,114,625

	Total Exchange Traded Fund (Cost $1,157,122)	1,114,625

Shares		Fair Value
MONEY MARKET FUND — 1.2%

3,576,218	Federated Treasury Obligations Fund, Institutional Shares, 0.070%(b)	$3,576,218

	Total Money Market Fund (Cost $3,576,218)	3,576,218

Total Investments — 99.9% (Cost $267,760,401)		284,607,789
Net Other Assets (Liabilities) — 0.1%		192,475

NET ASSETS — 100.0%		$284,800,264

(a)	Represents non-income producing security.
(b)	Represents the current yield as of report date.

ETF — Exchange Traded Funds

REIT — Real Estate Investment Trust

Continued

Sterling Capital Mid Value Fund

Schedule of Portfolio Investments

December 31, 2015 (Unaudited)

Shares		Fair Value
COMMON STOCKS — 97.7%

	Consumer Discretionary — 21.3%
1,423,700	Ascena Retail Group, Inc.(a)	$14,023,445
345,450	CBS Corp., Class B	16,281,059
730,050	Chico’s FAS, Inc.	7,789,634
992,913	Gentex Corp.	15,896,537
420,850	Interpublic Group of Cos., Inc. (The)	9,797,388
210,290	Kohl’s Corp.	10,016,113
1,532,110	News Corp., Class B.	21,388,256
387,285	Omnicom Group, Inc.	29,301,983
143,982	Viacom, Inc., Class B	5,926,299

		130,420,714

	Energy — 2.1%
651,145	Noble Corp. PLC	6,869,580
839,306	Southwestern Energy Co.(a)	5,967,466

		12,837,046

	Financials — 36.4%
659,900	American Capital, Ltd.(a)	9,100,021
1,600,275	Annaly Capital Management, Inc., REIT	15,010,579
361,003	Assured Guaranty, Ltd.	9,541,309
893,600	E*TRADE Financial Corp.(a)	26,486,304
308,700	Endurance Specialty Holdings, Ltd.	19,753,713
90,530	Enstar Group, Ltd.(a)	13,583,121
1,668,600	Leucadia National Corp.	29,016,954
359,600	Lincoln National Corp.	18,073,496
25,589	Markel Corp.(a)	22,604,043
335,953	Ryman Hospitality Properties, Inc., REIT	17,348,613
206,900	T. Rowe Price Group, Inc.	14,791,281
565,200	Willis Group Holdings PLC	27,451,764

		222,761,198

	Health Care — 9.0%
98,024	Becton Dickinson & Co.	15,104,518
164,278	Laboratory Corp. of America Holdings(a)	20,311,332
194,222	Zimmer Biomet Holdings, Inc.	19,925,235

		55,341,085

	Industrials — 10.2%
165,450	AGCO Corp.	7,509,775
28,200	Allison Transmission Holdings, Inc.	730,098
1,126,320	Civeo Corp.(a)	1,599,374
294,601	EnPro Industries, Inc.	12,915,308
887,100	Hertz Global Holdings, Inc.(a)	12,623,433
325,900	Jacobs Engineering Group, Inc.(a)	13,671,505

Shares		Fair Value
COMMON STOCKS — (continued)

	Industrials — (continued)
526,600	Tetra Tech, Inc.	$13,702,132

		62,751,625

	Information Technology — 15.9%
1,134,700	DHI Group, Inc.(a)	10,405,199
92,382	DST Systems, Inc.	10,537,091
236,200	Fidelity National Information Services, Inc.	14,313,720
568,963	II-VI, Inc.(a)	10,559,953
818,000	Knowles Corp.(a)	10,903,940
53,145	MicroStrategy, Inc., Class A(a)	9,528,367
482,920	NCR Corp.(a)	11,812,223
424,500	Symantec Corp.	8,914,500
598,600	Western Union Co. (The)	10,720,926

		97,695,919

	Materials — 2.8%
525,050	Axalta Coating Systems, Ltd.(a)	13,992,583
301,500	Rayonier Advanced Materials, Inc.	2,951,685

		16,944,268

	Total Common Stocks (Cost $561,449,165)	598,751,855

MONEY MARKET FUND — 2.4%

14,855,749	Federated Treasury Obligations Fund, Institutional Shares, 0.070%(b)	14,855,749

	Total Money Market Fund (Cost $14,855,749)	14,855,749

Total Investments — 100.1% (Cost $576,304,914)		613,607,604
Net Other Assets (Liabilities) — (0.1)%		(655,747)

NET ASSETS — 100.0%		$612,951,857

(a)	Represents non-income producing security.
(b)	Represents the current yield as of report date.

REIT — Real Estate Investment Trust

See accompanying Notes to the Schedules of Portfolio Investments.

Sterling Capital Behavioral Small Cap Value Equity Fund

Schedule of Portfolio Investments

December 31, 2015 (Unaudited)

Shares		Fair Value
COMMON STOCKS — 100.5%

	Consumer Discretionary — 9.3%
28,871	Abercrombie & Fitch Co., Class A	$779,517
23,391	American Axle & Manufacturing Holdings, Inc.(a)	443,026
34,243	American Eagle Outfitters, Inc.	530,767
9,675	Big Lots, Inc.	372,875
34,960	Boyd Gaming Corp.(a)	694,655
23,307	Caleres, Inc.	625,094
11,135	Children’s Place, Inc. (The)	614,652
24,905	Cooper Tire & Rubber Co.	942,654
7,955	Cooper-Standard Holding, Inc.(a)	617,228
32,329	Express, Inc.	558,645
33,076	Guess?, Inc.	624,475
36,155	Isle of Capri Casinos, Inc.(a)	503,639
63,943	JAKKS Pacific, Inc.(a)	508,986
49,837	K12, Inc.(a)	438,566
5,987	Lear Corp.	735,383
18,977	Movado Group, Inc.	487,899
38,199	Regis Corp.(a)	540,516
24,327	SeaWorld Entertainment, Inc.	478,999
27,691	Smith & Wesson Holding Corp.(a)	608,648
8,888	Strayer Education, Inc.(a)	534,347
58,820	ZAGG, Inc.(a)	643,491

		12,284,062

	Consumer Staples — 3.8%
8,670	Cal-Maine Foods, Inc.	401,768
51,864	Central Garden & Pet Co., Class A(a)	705,350
67,671	Darling Ingredients, Inc.(a)	711,899
34,090	Dean Foods Co.	584,643
16,268	Ingles Markets, Inc., Class A	717,093
5,308	Ingredion, Inc.	508,719
25,694	Omega Protein Corp.(a)	570,407
5,322	Sanderson Farms, Inc.	412,561
20,689	SpartanNash Co.	447,710

		5,060,150

	Energy — 4.3%
36,274	Alon USA Energy, Inc.	538,306
80,800	Basic Energy Services, Inc.(a)	216,544
211,978	California Resources Corp.(a)	493,909
12,659	CVR Energy, Inc.	498,132
228,206	Denbury Resources, Inc.	460,976
73,638	DHT Holdings, Inc.	595,731
23,343	Ensco PLC, Class A	359,249
222,712	Frontline, Ltd.	665,909
37,586	Noble Corp. PLC	396,532
7,837	Pacific Ethanol, Inc.(a)	37,461
22,300	Par Pacific Holdings, Inc.(a)	524,942
53,285	Parker Drilling Co.(a)	96,979
25,169	Rowan Companies PLC, Class A	426,615
10,190	Western Refining, Inc.	362,968

		5,674,253

	Financials — 45.4%
17,969	1st Source Corp.	554,703
27,431	AG Mortgage Investment Trust, Inc., REIT	352,214
12,771	Allied World Assurance Co. Holdings AG	474,953
17,344	Altisource Portfolio Solutions SA(a)	482,337
31,973	American Equity Investment Life Holding Co.	768,311
7,420	American Financial Group, Inc.	534,834
13,976	AMERISAFE, Inc.	711,378

Shares		Fair Value
COMMON STOCKS — (continued)

	Financials — (continued)
11,732	AmTrust Financial Services, Inc.	$722,457
11,885	Anchor BanCorp Wisconsin, Inc.(a)	517,235
128,536	Anworth Mortgage Asset Corp., REIT	559,132
38,183	Apollo Commercial Real Estate Finance, Inc., REIT	657,893
43,200	Apollo Residential Mortgage, Inc., REIT	516,240
52,971	Ares Commercial Real Estate Corp., REIT	605,988
14,785	Argo Group International Holdings, Ltd.	884,734
38,870	Arlington Asset Investment Corp., Class A	514,250
69,978	Ashford Hospitality Trust, Inc., REIT	441,561
10,689	Aspen Insurance Holdings, Ltd.	516,279
17,011	Assured Guaranty, Ltd.	449,601
44,473	Banc of California, Inc.	650,195
22,875	Banco Latinoamericano de Comercio Exterior SA	593,149
41,504	BBCN Bancorp, Inc.	714,699
21,271	Berkshire Hills Bancorp, Inc.	619,199
6,983	BOK Financial Corp.	417,514
52,471	Brookline Bancorp, Inc.	603,417
12,064	Camden National Corp.	531,902
9,933	Cardinal Financial Corp.	225,976
26,539	Cathay General Bancorp	831,467
24,535	Central Pacific Financial Corp.	540,261
18,914	Chemical Financial Corp.	648,183
33,220	Chimera Investment Corp., REIT	453,121
57,193	CNO Financial Group, Inc.	1,091,814
14,936	Community Trust Bancorp, Inc.	522,163
19,684	CorEnergy Infrastructure Trust, Inc., REIT	292,111
115,886	Cowen Group, Inc., Class A(a)	443,843
28,296	Customers Bancorp, Inc.(a)	770,217
89,157	CYS Investments, Inc., REIT	635,689
34,837	Dime Community Bancshares, Inc.	609,299
81,514	Dynex Capital, Inc., REIT	517,614
27,342	Employers Holdings, Inc.	746,437
7,535	Endurance Specialty Holdings, Ltd.	482,165
4,286	Enstar Group, Ltd.(a)	643,071
25,597	Enterprise Financial Services Corp.	725,675
10,306	FBL Financial Group, Inc., Class A	655,874
16,551	Federal Agricultural Mortgage Corp., Class C	522,515
18,490	Federated National Holding Co.	546,564
35,006	Fidelity Southern Corp.	780,984
19,398	Financial Institutions, Inc.	543,144
32,662	First Financial Bancorp	590,202
19,415	First Interstate BancSystem, Inc., Class A	564,394
3,117	First Merchants Corp.	79,234
16,034	First NBC Bank Holding Co.(a)	599,511
51,967	FirstMerit Corp.	969,185
25,485	Flagstar Bancorp, Inc.(a)	588,958
28,030	Flushing Financial Corp.	606,569
21,343	Forest City Enterprises, Inc., Class A(a)	468,052
64,229	Fulton Financial Corp.	835,619
12,256	Great Southern Bancorp, Inc.	554,707
3,725	Hancock Holding Co.	93,758
6,632	Hanover Insurance Group, Inc. (The)	539,447
15,244	HCI Group, Inc.	531,253
15,551	Heartland Financial USA, Inc.	487,679
23,584	Heritage Insurance Holdings, Inc.	514,603
29,002	HomeStreet, Inc.	629,633
20,865	Horace Mann Educators Corp.	692,301
8,058	Infinity Property & Casualty Corp.	662,609
16,394	James River Group Holdings, Ltd.	549,855

Continued

Sterling Capital Behavioral Small Cap Value Equity Fund

Schedule of Portfolio Investments — (continued)

December 31, 2015 (Unaudited)

Shares		Fair Value
COMMON STOCKS — (continued)

	Financials — (continued)
44,553	KCG Holdings, Inc., Class A(a)	$548,447
48,197	Maiden Holdings, Ltd.	718,617
23,544	Meta Financial Group, Inc.	1,081,376
70,869	MFA Financial, Inc., REIT	467,735
82,050	MGIC Investment Corp.(a)	724,502
27,870	National General Holdings Corp.	609,238
8,807	Navigators Group, Inc. (The)(a)	755,553
17,762	Nelnet, Inc., Class A	596,270
77,805	New Residential Investment Corp., REIT	946,109
28,064	Old Republic International Corp.	522,832
57,430	Orchid Island Capital, Inc., REIT	570,280
31,485	PennyMac Financial Services, Inc., Class A	483,610
17,401	Popular, Inc.	493,144
18,232	Primerica, Inc.	861,097
53,865	Radian Group, Inc.	721,252
29,926	Regional Management Corp.(a)	462,955
5,618	Reinsurance Group of America, Inc.	480,620
4,441	RenaissanceRe Holdings, Ltd.	502,677
34,000	Select Income., REIT	673,880
28,009	Selective Insurance Group, Inc.	940,542
23,086	Starwood Property Trust, Inc., REIT	474,648
23,327	Territorial Bancorp, Inc.	647,091
29,937	Towne Bank	624,785
21,783	TriCo Bancshares	597,726
30,891	Trustmark Corp.	711,729
57,395	Two Harbors Investment Corp., REIT	464,900
41,225	United Financial Bancorp, Inc.	530,978
21,581	United Fire Group, Inc.	826,768
32,549	Universal Insurance Holdings, Inc.	754,486
10,768	Validus Holdings, Ltd.	498,451
32,243	Walker & Dunlop, Inc.(a)	928,921
34,003	Washington Federal, Inc.	810,291
38,354	Western Asset Mortgage Capital Corp., REIT	391,978
7,515	Yadkin Financial Corp.	189,153

		59,792,572

	Health Care — 4.5%
13,111	Amsurg Corp.(a)	996,436
5,066	Cambrex Corp.	238,558
12,152	Centene Corp.(a)	799,723
9,336	Community Health Systems, Inc.	247,684
7,290	LifePoint Health, Inc.(a)	535,086
8,970	Molina Healthcare, Inc.(a)	539,366
12,255	NewLink Genetics Corp.(a)	445,959
18,530	PharMerica Corp.(a)	648,550
12,213	Surgical Care Affiliates, Inc.(a)	486,200
21,706	Triple-S Management Corp., Class B(a)	518,990
5,570	WellCare Health Plans, Inc.(a)	435,630

		5,892,182

	Industrials — 11.3%
35,330	ACCO Brands Corp.(a)	251,903
14,032	ADT Corp. (The)	462,775
15,936	AECOM Technology Corp.(a)	478,558
29,817	Aegion Corp.(a)	575,766
11,832	AGCO Corp.	537,054
10,798	Alaska Air Group, Inc.	869,347
10,235	Barrett Business Services, Inc.	445,632
15,122	BWX Technologies, Inc.	480,426
14,324	Curtiss-Wright Corp.	981,194
30,137	DigitalGlobe, Inc.(a)	471,945

Shares		Fair Value
COMMON STOCKS — (continued)

	Industrials — (continued)
27,318	Global Brass & Copper Holdings, Inc.	$581,873
24,738	Hawaiian Holdings, Inc.(a)	873,994
22,852	Heidrick & Struggles International, Inc.	622,031
4,220	Huntington Ingalls Industries, Inc.	535,307
34,425	JetBlue Airways Corp.(a)	779,726
7,778	Kaman Corp.	317,420
22,930	Matson, Inc.	977,506
27,077	Mistras Group, Inc.(a)	516,900
13,088	Moog, Inc., Class A(a)	793,133
11,778	Owens Corning	553,919
41,533	SkyWest, Inc.	789,958
17,711	TrueBlue, Inc.(a)	456,235
19,060	Viad Corp.	538,064
12,963	Virgin America, Inc.(a)	466,798
45,611	Wabash National Corp.(a)	539,578

		14,897,042

	Information Technology — 10.3%
10,303	Avnet, Inc.	441,381
42,231	Brocade Communications Systems, Inc.	387,681
14,637	Cirrus Logic, Inc.(a)	432,231
15,141	CSG Systems International, Inc.	544,773
66,903	EarthLink Holdings Corp.	497,089
34,197	II-VI, Inc.(a)	634,696
15,898	Ingram Micro, Inc., Class A	482,981
23,625	Insight Enterprises, Inc.(a)	593,460
20,515	Jabil Circuit, Inc.	477,794
26,660	King Digital Entertainment PLC	476,681
20,011	NETGEAR, Inc.(a)	838,661
22,198	NeuStar, Inc., Class A(a)	532,086
55,811	Photronics, Inc.(a)	694,847
23,920	Progress Software Corp.(a)	574,080
39,105	Sanmina Corp.(a)	804,781
28,377	Sykes Enterprises, Inc.(a)	873,444
10,015	SYNNEX Corp.	900,649
21,207	Take-Two Interactive Software, Inc.	738,852
12,579	Tech Data Corp.(a)	834,994
16,874	TeleTech Holdings, Inc.	470,953
23,082	Teradyne, Inc.	477,105
15,563	Tessera Technologies, Inc.	467,046
22,044	Web.com Group, Inc.(a)	441,100

		13,617,365

	Materials — 3.3%
19,763	Berry Plastics Group, Inc.(a)	715,025
11,642	Cabot Corp.	475,925
11,029	Domtar Corp.	407,522
30,251	Kraton Performance Polymers, Inc.(a)	502,469
15,597	Schweitzer-Mauduit International, Inc.	654,918
1,680	Stepan Co.	83,479
14,214	U.S. Concrete, Inc.(a)	748,509
24,134	Worthington Industries, Inc.	727,399

		4,315,246

	Telecommunication Services — 1.1%
30,180	Inteliquent, Inc.	536,299
49,557	Intelsat SA(a)	206,157
77,545	Iridium Communications, Inc.(a)	652,153

		1,394,609

Continued

Sterling Capital Behavioral Small Cap Value Equity Fund

Schedule of Portfolio Investments — (continued)

December 31, 2015 (Unaudited)

Shares		Fair Value
COMMON STOCKS — (continued)

	Utilities — 7.2%
17,328	ALLETE, Inc.	$880,782
18,525	Black Hills Corp.	860,116
19,300	El Paso Electric Co.	743,050
16,224	IDACORP, Inc.	1,103,232
28,189	MDU Resources Group, Inc.	516,422
11,939	National Fuel Gas Co.	510,392
25,093	NiSource, Inc.	489,564
16,426	OGE Energy Corp.	431,840
18,951	ONE Gas, Inc.	950,772
16,495	Ormat Technologies, Inc.	601,573
8,445	Pinnacle West Capital Corp.	544,534
9,865	PNM Resources, Inc.	301,573
27,196	Portland General Electric Co.	989,119
11,524	Westar Energy, Inc.	488,733

		9,411,702

	Total Common Stocks (Cost $121,477,727)	132,339,183

EXCHANGE TRADED FUND — 1.4%
19,646	iShares Russell 2000 Value ETF	1,807,628

	Total Exchange Traded Fund (Cost $1,868,689)	1,807,628

Shares		Fair Value
MONEY MARKET FUND — 0.8%
1,130,593	Federated Treasury Obligations Fund, Institutional Shares, 0.070%(b)	$1,130,593

	Total Money Market Fund (Cost $1,130,593)	1,130,593

Total Investments — 102.7% (Cost $124,477,009)		135,277,404
Net Other Assets (Liabilities) — (2.7)%		(3,604,705)

NET ASSETS — 100.0%		$131,672,699

(a)	Represents non-income producing security.
(b)	Represents the current yield as of report date.

ETF — Exchange Traded Fund

REIT — Real Estate Investment Trust

See accompanying Notes to the Schedules of Portfolio Investments.

Sterling Capital Special Opportunities Fund

Schedule of Portfolio Investments

December 31, 2015 (Unaudited)

Shares		Fair Value
COMMON STOCKS — 99.0%

	Consumer Discretionary — 21.1%
686,000	CBS Corp., Class B	$32,331,180
730,000	Comcast Corp., Class A	41,193,900
1,266,000	Discovery Communications, Inc., Class C(a)	31,928,520
2,310,000	Ford Motor Co.	32,547,900
473,000	Jarden Corp.(a)	27,017,760
364,400	Lennar Corp., Class A	17,822,804
408,100	Live Nation Entertainment, Inc.(a)	10,027,017
828,000	PulteGroup, Inc.	14,754,960

		207,624,041

	Consumer Staples — 4.6%
518,000	Mondelez International, Inc., Class A	23,227,120
411,000	Tyson Foods, Inc., Class A(b)	21,918,630

		45,145,750

	Financials — 11.3%
622,000	American Campus Communities, Inc., REIT	25,713,480
487,000	Capital One Financial Corp.	35,151,660
393,000	CBRE Group, Inc., Class A(a)	13,589,940
708,920	Ryman Hospitality Properties, Inc., REIT	36,608,629

		111,063,709

	Health Care — 20.9%
601,000	HCA Holdings, Inc.(a)	40,645,630
1,117,634	IMS Health Holdings, Inc.(a)	28,466,138
395,000	MEDNAX, Inc.(a)	28,305,700
721,500	Myriad Genetics, Inc.(a)(b)	31,139,940
185,000	Perrigo Co. PLC	26,769,500
292,000	UnitedHealth Group, Inc.	34,350,880
156,460	Zimmer Biomet Holdings, Inc.	16,051,231

		205,729,019

	Industrials — 11.5%
102,100	Expeditors International of Washington, Inc.	4,604,710
322,200	J.B. Hunt Transport Services, Inc.	23,636,592
861,000	Nielsen Holdings PLC	40,122,600
577,800	Verisk Analytics, Inc.(a)	44,421,264

		112,785,166

Shares		Fair Value
COMMON STOCKS — (continued)

	Information Technology — 27.0%
1,238,000	Activision Blizzard, Inc.(b)	$47,922,980
653,000	Akamai Technologies, Inc.(a)	34,367,390
67,500	Alphabet, Inc.(a)	51,224,400
274,000	Autodesk, Inc.(a)(b)	16,694,820
566,000	Check Point Software Technologies, Ltd.(a)	46,061,080
1,385,000	Cisco Systems, Inc.	37,609,675
330,000	Intuit, Inc.	31,845,000

		265,725,345

	Telecommunication Services — 2.6%
754,908	AT&T, Inc.	25,976,384

	Total Common Stocks (Cost $721,564,384)	974,049,414

MONEY MARKET FUND — 0.7%
7,242,487	Federated Treasury Obligations Fund, Institutional Shares, 0.070%(c)	7,242,487

	Total Money Market Fund (Cost $7,242,487)	7,242,487

Total Investments — 99.7% (Cost $728,806,871)		981,291,901
Net Other Assets (Liabilities) — 0.3%		2,721,959

NET ASSETS — 100.0%		$984,013,860

(a)	Represents non-income producing security.
(b)	All or a portion of security was held as collateral for written call options.
(c)	Represents the current yield as of report date.

REIT — Real Estate Investment Trust

See accompanying Notes to the Schedules of Portfolio Investments.

Sterling Capital Equity Income Fund

Schedule of Portfolio Investments

December 31, 2015 (Unaudited)

Shares		Fair Value
COMMON STOCKS — 93.1%

	Consumer Discretionary — 13.2%
1,262,700	Dunkin’ Brands Group, Inc.(a)	$53,778,393
316,800	McDonald’s Corp.	37,426,752
725,600	Omnicom Group, Inc.	54,898,896
312,600	Time Warner Cable, Inc.(a)	58,015,434

		204,119,475

	Consumer Staples — 8.3%
15,170	Mead Johnson Nutrition Co.	1,197,672
588,500	PepsiCo, Inc.	58,802,920
1,573,000	Unilever PLC, ADR	67,827,760

		127,828,352

	Energy — 6.8%
1,392,923	Kinder Morgan, Inc.	20,782,406
453,000	Occidental Petroleum Corp.	30,627,330
2,233,000	Spectra Energy Corp.	53,458,020

		104,867,756

	Financials — 14.2%
1,026,000	Discover Financial Services	55,014,120
1,924,000	Host Hotels & Resorts, Inc., REIT	29,514,160
947,000	Invesco, Ltd.	31,705,560
734,500	KKR & Co. LP	11,450,855
626,500	MetLife, Inc.	30,203,565
1,133,000	Wells Fargo & Co.	61,589,880

		219,478,140

	Health Care — 20.1%
1,368,000	Abbott Laboratories	61,436,880
887,000	AbbVie, Inc.	52,545,880
425,000	Anthem, Inc.(a)	59,262,000
444,000	Johnson & Johnson	45,607,680
633,000	Novartis AG, ADR	54,463,320
1,146,000	Pfizer, Inc.	36,992,880

		310,308,640

	Industrials — 5.4%
283,600	Honeywell International, Inc.	29,372,452
552,900	United Parcel Service, Inc., Class B	53,205,567

		82,578,019

Shares		Fair Value
COMMON STOCKS — (continued)

	Information Technology — 17.7%
708,000	Accenture PLC, Class A	$73,986,000
1,535,900	Maxim Integrated Products, Inc.(a)	58,364,200
1,039,000	Microsoft Corp.	57,643,720
1,167,000	QUALCOMM, Inc.	58,332,495
418,000	Western Digital Corp.	25,100,900

		273,427,315

	Materials — 2.5%
607,500	Scotts Miracle-Gro Co. (The), Class A	39,189,825

	Telecommunication Services — 4.9%
1,641,000	Verizon Communications, Inc.	75,847,020

	Total Common Stocks (Cost $1,188,954,701)	1,437,644,542

MONEY MARKET FUND — 6.8%
105,090,124	Federated Treasury Obligations Fund,
	Institutional Shares, 0.070%(b)	105,090,124

	Total Money Market Fund (Cost $105,090,124)	105,090,124

Total Investments — 99.9% (Cost $1,294,044,825)		1,542,734,666
Net Other Assets (Liabilities) — 0.1%		2,186,901

NET ASSETS — 100.0%		$1,544,921,567

(a)	All or a portion of security was held as collateral for written call options.
(b)	Represents the current yield as of report date.

ADR — American Depositary Receipt

REIT — Real Estate Investment Trust

See accompanying Notes to the Schedules of Portfolio Investments.

Sterling Capital Long/Short Equity Fund

Schedule of Portfolio Investments

December 31, 2015 (Unaudited)

Shares		Fair Value
COMMON STOCKS — 86.6%

	Consumer Discretionary — 2.1%
113,400	Global Eagle Entertainment, Inc.(a)(b)	$1,119,258
2,400	Service Corp. International	62,448
51,896	Sizmek, Inc.(a)	189,420

		1,371,126

	Energy — 17.5%
6,500	Anadarko Petroleum Corp.	315,770
12,200	Apache Corp.(b)	542,534
12,000	ARC Resources, Ltd.	144,120
44,395	Black Stone Minerals LP	640,620
8,500	Canadian Natural Resources, Ltd.	185,555
21,000	Cenovus Energy, Inc.(b)	265,020
2,700	Cimarex Energy Co.(b)	241,326
4,400	Concho Resources, Inc.(a)(b)	408,584
8,900	ConocoPhillips(b)	415,541
16,400	Crescent Point Energy Corp.	191,060
19,250	Cross Timbers Royalty Trust	250,443
24,300	Devon Energy Corp.(b)	777,600
53,790	Dorchester Minerals LP(b)	531,983
49,801	Enduro Royalty Trust	119,522
14,050	EOG Resources, Inc.(b)	994,600
101,000	Freehold Royalties, Ltd.	786,851
11,300	Freehold Royalties, Ltd.	88,688
7,000	Laredo Petroleum, Inc.(a)	55,930
2,150	Magellan Midstream Partners LP	146,028
24,600	Marathon Oil Corp.(b)	309,714
10,000	Newfield Exploration Co.(a)	325,600
18,430	Noble Energy, Inc.(b)	606,900
2,575	North European Oil Royalty Trust	18,746
54,000	Northern Oil & Gas, Inc.(a)(b)	208,440
5,300	Occidental Petroleum Corp.	358,333
58,280	Pacific Coast Oil Trust(b)	76,930
3,800	PDC Energy, Inc.(a)(b)	202,844
30,063	Permian Basin Royalty Trust(b)	152,119
5,000	Pioneer Natural Resources Co.	626,900
14,200	Plains GP Holdings LP, Class A(b)	134,190
2,000	Royal Dutch Shell PLC, Class B, ADR	92,080
27,762	Sabine Royalty Trust(b)	729,030
5,400	Shell Midstream Partners LP	224,208
11,200	Suncor Energy, Inc.(b)	288,960
5,588	Western Gas Equity Partners LP(b)	202,789

		11,659,558

	Financials — 21.1%
91,050	Ambac Financial Group, Inc.(a)(b)	1,282,895
36,075	Ares Management LP	466,450
500	Bank of America Corp.	8,415
50,600	BBX Capital Corp., Class A(a)(b)	791,890
15,500	Blackstone Group LP (The)	453,220
11,270	Bridge Bancorp, Inc.(b)	342,946
53,400	Carlyle Group LP (The)(b)	834,108
15,000	Citigroup, Inc.(b)	776,250
33,500	Colony Capital, Inc., REIT	652,580
38,233	CorEnergy Infrastructure Trust, Inc., REIT	567,378
14,500	Federated Investors, Inc., Class B	415,425
11,683	Fifth Street Asset Management, Inc.(b)	38,086
15,200	Invesco, Ltd.	508,896
62,400	KKR & Co. LP(b)	972,816
19,400	Morgan Stanley	617,114
70,280	NMI Holdings, Inc., Class A(a)	475,796
39,300	OM Asset Management PLC	602,469

Shares		Fair Value
COMMON STOCKS — (continued)

	Financials — (continued)
34,300	Oppenheimer Holdings, Inc., Class A(b)	$596,134
20,000	Peapack Gladstone Financial Corp.	412,400
11,800	Primerica, Inc.	557,314
5,600	Prudential Financial, Inc.	455,896
19,000	SunTrust Banks, Inc.(b)	813,960
4,700	Virtus Investment Partners, Inc.(b)	552,062
23,600	Voya Financial, Inc.(b)	871,076

		14,065,576

	Health Care — 23.4%
11,702	Abbott Laboratories	525,537
1,694	ABIOMED, Inc.(a)	152,934
8,070	Aetna, Inc.(b)	872,528
357	Allergan PLC(a)	111,563
37,445	Amedica Corp.(a)(b)	4,448
2,220	Amedisys, Inc.(a)	87,290
5,000	Amicus Therapeutics, Inc.(a)(b)	48,500
2,007	Amsurg Corp.(a)	152,532
14,199	Bristol-Myers Squibb Co.(b)	976,749
12,144	Brookdale Senior Living, Inc.(a)(b)	224,178
5,931	Celgene Corp.(a)(b)	710,297
1,355	Cempra, Inc.(a)(b)	42,181
5,312	Centene Corp.(a)	349,583
7,175	Coherus Biosciences, Inc.(a)	164,738
2,026	DexCom, Inc.(a)(b)	165,929
3,848	Edwards Lifesciences Corp.(a)(b)	303,915
7,275	Eli Lilly & Co.(b)	612,992
30,658	Endocyte, Inc.(a)(b)	122,939
13,924	EPIRUS Biopharmaceuticals, Inc.(a)	43,025
12,698	FibroGen, Inc.(a)(b)	386,908
8,113	Fluidigm Corp.(a)(b)	87,702
809	GW Pharmaceuticals PLC, ADR(a)	56,177
5,567	HCA Holdings, Inc.(a)(b)	376,496
21,193	Horizon Pharma PLC(a)	459,252
4,005	ICON PLC(a)(b)	311,189
7,848	Insys Therapeutics, Inc.(a)	224,688
1,823	Intra-Cellular Therapies, Inc.(a)(b)	98,059
8,853	Johnson & Johnson	909,380
24,168	LDR Holding Corp.(a)(b)	606,858
5,771	Medtronic PLC	443,905
10,000	Minerva Neurosciences, Inc.(a)	60,700
59,179	Neovasc, Inc.(a)(b)	266,306
5,214	NuVasive, Inc.(a)(b)	282,130
7,644	Otonomy, Inc.(a)(b)	212,121
31,741	Pfizer, Inc.(b)	1,024,599
7,910	Portola Pharmaceuticals, Inc.(a)(b)	406,969
10,611	ProQR Therapeutics NV(a)(b)	92,103
8,757	Radius Health, Inc.(a)(b)	538,906
1,630	Regeneron Pharmaceuticals, Inc.(a)(b)	884,878
5,113	Sage Therapeutics, Inc.(a)(b)	298,088
4,218	Sarepta Therapeutics, Inc.(a)	162,730
4,694	STERIS PLC	353,646
17,616	Streamline Health Solutions, Inc.(a)	24,839
3,852	Surgical Care Affiliates, Inc.(a)(b)	153,348
2,706	Tenet Healthcare Corp.(a)	81,992
6,910	Teva Pharmaceutical Industries, Ltd., ADR	453,572
3,664	Valeant Pharmaceuticals International, Inc.(a)	372,446
5,200	VCA, Inc.(a)(b)	286,000

		15,587,845

Continued

Sterling Capital Long/Short Equity Fund

Schedule of Portfolio Investments — (continued)

December 31, 2015 (Unaudited)

Shares		Fair Value
COMMON STOCKS — (continued)

	Information Technology — 15.5%
5,550	Absolute Software Corp.	$29,882
2,000	Apple, Inc.	210,520
1,819	athenahealth, Inc.(a)	292,804
15,500	Cisco Systems, Inc.	420,903
295,369	Extreme Networks, Inc.(a)	1,205,106
528,284	ID Systems, Inc.(a)(b)	2,430,106
17,728	Interactive Intelligence Group, Inc.(a)	557,014
31,020	Intralinks Holdings, Inc.(a)	281,351
67,064	LivePerson, Inc.(a)	452,682
28,000	Microsoft Corp.	1,553,440
21,786	Model N, Inc.(a)	243,132
155,555	Numerex Corp., Class A(a)(b)	998,663
100,000	Redknee Solutions, Inc.(a)	214,642
399,336	YuMe, Inc.(a)	1,401,669

		10,291,914

	Telecommunication Services — 7.0%
166,862	Boingo Wireless, Inc.(a)(b)	1,104,626
152,521	inContact, Inc.(a)	1,455,050
75,829	magicJack VocalTec, Ltd.(a)(b)	716,584
235,912	Vonage Holdings Corp.(a)(b)	1,354,135

		4,630,395

	Total Common Stocks (Cost $67,505,713)	57,606,414

INVESTMENT COMPANY FUND — 0.1%
1,679	Reaves Utility Income Fund	43,604

	Total Investment Company Fund (Cost $40,928)	43,604

PREFERRED STOCKS — 1.0%

	Financials — 1.0%
225,410	Fannie Mae, Series R, 7.625%(b)	631,148
7,800	Fannie Mae, Series S, 8.250%(a)	27,300
2,239	Freddie Mac, Series T, 6.420%	10,456
	Total Preferred Stocks (Cost $1,688,974)	668,904

Contracts
CALL OPTIONS PURCHASED — 0.1%
	Health Care — 0.1%
123	Air Methods Corp., Expires 01/15/16, Strike Price $45	2,460
49	Sarepta Therapeutics Inc., Expires 02/19/16, Strike Price $30	64,435
		66,895
	Total Call Options Purchased (Cost $126,105)	66,895

Contracts
PUT OPTIONS PURCHASED — 0.5%

	Financials — 0.5%
754	Direxion Daily Financial Bull 3X Shares, Expires 01/15/16, Strike Price $28.75	$ 64,844
253	Direxion Daily Financial Bull 3X Shares, Expires 01/15/16, Strike Price $29.50	37,950
395	Direxion Daily Financial Bull 3X Shares, Expires 01/20/17, Strike Price $30	240,950
		343,744
	Total Put Options Purchased (Cost $491,669)	343,744

Shares
WARRANTS — 3.3%

	Financials — 3.3%
339,150	Bank of America Corp., (Issued/exercisable 01/09/09, 1 Share for 1 Warrant, Expires 10/28/18, Strike Price $30.79)(b)	93,232
22,100	Capital One Financial Corp., (Issued/exercisable 11/14/08, 1 Share for 1 Warrant, Expires 11/14/18, Strike Price $42.13)(b)	692,835
24,500	JPMorgan Chase & Co. (Issued/exercisable 10/28/08, 1 Share for 1 Warrant, Expires 10/28/18, Strike Price $42.28)	580,405
217,400	Zions Bancorporation, (Issued/exercisable 05/20/10, 1 Share for 1 Warrant, Expires 05/22/20, Strike Price $36.40)(b)	736,986
52,309	Zions Bancorporation, (Issued/exercisable 11/14/08, 1 Share for 1 Warrant, Expires 11/14/18, Strike Price $36.27)(b)	104,095
	Total Warrants (Cost $2,879,203)	2,207,553

Principal Amount
CORPORATE BONDS — 2.6%

	Information Technology — 2.6%
$2,000,000	ServiceSource International, Inc., 1.500%, 8/1/18	1,698,750
	Total Corporate Bonds (Cost $1,673,792)	1,698,750

Total Long-Term Investments — 94.2% (Cost $74,406,384)		62,635,864

Shares
MONEY MARKET FUND — 1.8%

1,225,036	Federated Treasury Obligations Fund, Institutional Shares, 0.070%(c)	1,225,037

	Total Money Market Fund (Cost $1,225,037)	1,225,037
Total Investments Before Investments Sold Short — 96.0% (Cost $75,631,421)		63,860,901

Continued

Sterling Capital Long/Short Equity Fund

Schedule of Portfolio Investments — (continued)

December 31, 2015 (Unaudited)

Shares
INVESTMENTS SOLD SHORT — (35.9)%

	Consumer Discretionary — (0.8)%
(6,873)	Cimpress NV(a)	$(557,675)

	Consumer Staples — (0.5)%
(3,453)	Walgreens Boots Alliance, Inc.	(294,040)

	Energy — (4.2)%
(17,800)	BP Prudhoe Bay Royalty Trust, Class B	(443,932)
(10,000)	Callon Petroleum Co.(a)	(83,400)
(10,000)	Exxon Mobil Corp.	(779,500)
(24,500)	Helmerich & Payne, Inc.	(1,311,975)
(15,000)	Unit Corp.(a)	(183,000)
(3,400)	Vanguard Natural Resources, LLC	(10,132)

		(2,811,939)

	Exchange Traded Funds — (2.1)%
(4,800)	Direxion Daily Financial Bear 3X Shares(a)	(197,664)
(12,000)	Energy Select Sector SPDR Fund	(726,600)
(1,249)	iShares Nasdaq Biotechnology ETF	(422,574)
(582)	Utilities Select Sector SPDR Fund	(25,189)

		(1,372,027)

	Financials — (4.9)%
(23,100)	American Homes 4 Rent, Class A, REIT	(384,846)
(18,500)	American Residential Properties, Inc., REIT	(349,650)
(5,600)	Financial Engines, Inc.	(188,552)
(13,300)	Iron Mountain, Inc., REIT	(359,233)
(25,900)	KeyCorp	(341,621)
(23,000)	LendingClub Corp.(a)	(254,150)
(24,300)	Old National Bancorp.	(329,508)
(21,200)	People’s United Financial, Inc.	(342,380)
(22,600)	Silver Bay Realty Trust Corp., REIT	(353,916)
(3,286)	Ventas, Inc., REIT	(185,429)
(2,618)	Welltower, Inc., REIT	(178,102)

		(3,267,387)

	Health Care — (12.7)%
(3,090)	AbbVie, Inc.	(183,052)
(6,200)	Acorda Therapeutics, Inc.(a)	(265,236)
(2,590)	Agios Pharmaceuticals, Inc.(a)	(168,143)
(3,145)	Albany Molecular Research, Inc.(a)	(62,428)
(1,468)	Amedisys, Inc.	(57,722)
(1,119)	Amgen, Inc.	(181,647)
(1,100)	Anthem, Inc.	(153,384)
(807)	Axovant Sciences, Ltd.(a)	(14,550)
(2,780)	BioMarin Pharmaceutical, Inc.(a)	(291,233)
(4,966)	Bluebird Bio, Inc.(a)	(318,917)
(3,035)	Cambrex Corp.(a)	(142,918)
(8,686)	Cellectis SA, ADR(a)	(269,527)
(1,037)	Chemed Corp.	(155,343)
(4,936)	Endo International PLC(a)	(302,182)
(1,093)	Galapagos NV(a)	(67,493)
(2,661)	Genesis Healthcare, Inc.(a)	(9,234)
(5,381)	Haemonetics Corp.(a)	(173,483)
(700)	Illumina, Inc.(a)	(134,362)
(3,621)	Incyte Corp.(a)	(392,697)
(2,368)	Jazz Pharmaceuticals PLC(a)	(332,846)
(2,746)	Juno Therapeutics, Inc.(a)	(120,742)
(2,197)	Kite Pharma, Inc.(a)	(135,379)

Shares
INVESTMENTS SOLD SHORT — (continued)

	Health Care — (continued)
(9,374)	Luminex Corp.(a)	$(200,510)
(5,296)	Medicines Co. (The)(a)	(197,753)
(4,259)	Merck & Co., Inc.	(224,960)
(2,832)	NantKwest, Inc.(a)	(49,079)
(10,342)	Natera, Inc.(a)	(111,694)
(3,239)	Neogen Corp.(a)	(183,068)
(4,013)	PAREXEL International Corp.(a)	(273,366)
(4,001)	PRA Health Sciences, Inc.(a)	(181,125)
(3,332)	Quintiles Transnational Holdings, Inc.(a)	(228,775)
(6,285)	Roche Holding AG, ADR	(216,644)
(4,774)	Seattle Genetics, Inc.(a)	(214,257)
(18,518)	Select Medical Holdings Corp.	(220,549)
(3,123)	Spark Therapeutics, Inc.(a)	(141,503)
(6,788)	St Jude Medical, Inc.	(419,295)
(4,327)	Stryker Corp.	(402,151)
(4,546)	TESARO, Inc.(a)	(237,847)
(6,689)	Zimmer Biomet Holdings, Inc.	(686,225)
(6,706)	Zoetis, Inc.	(321,351)

		(8,442,670)

	Industrials — (0.4)%
(818)	Mettler-Toledo International, Inc.(a)	(277,408)

	Information Technology — (10.3)%
(15,000)	Akamai Technologies, Inc.(a)	(789,450)
(20,000)	ARRIS Group, Inc.(a)	(611,400)
(11,000)	Autodesk, Inc.(a)	(670,230)
(17,200)	Box, Inc., Class A(a)	(240,112)
(7,000)	Cavium, Inc.(a)	(459,970)
(8,000)	F5 Networks, Inc.(a)	(775,680)
(20,000)	Hewlett Packard Enterprise Co.	(304,000)
(7,000)	NetSuite, Inc.(a)	(592,340)
(10,000)	Oracle Corp.	(365,300)
(1,000)	Palo Alto Networks, Inc.(a)	(176,140)
(25,000)	Symantec Corp.	(525,000)
(10,000)	VMware, Inc., Class A(a)	(565,700)
(18,300)	Western Union Co. (The)	(327,753)
(20,000)	Wix.com, Ltd.(a)	(455,000)

		(6,858,075)

Total Investments Sold Short — (35.9)% (Cost $(25,346,256))		(23,881,221)

Total Investments — 60.1% (Cost $50,285,165)		39,979,680
Net Other Assets (Liabilities) — 39.9%		26,531,736

NET ASSETS — 100.0%		$66,511,416

(a)	Represents non-income producing security.
(b)	Represents that all or a portion of the security was pledged as collateral in connection with short sales.
(c)	Represents the current yield as of report date.

ADR — American Depositary Receipt

ETF — Exchange Traded Funds

REIT — Real Estate Investment Trust

See accompanying Notes to the Schedules of Portfolio Investments.

Sterling Capital Behavioral International Equity Fund

Schedule of Portfolio Investments

December 31, 2015 (Unaudited)

Shares		Fair Value
COMMON STOCKS — 99.6%

	Australia — 7.3%
15,575	AGL Energy, Ltd.	$203,800
9,650	Bank of Queensland, Ltd.	97,345
22,425	Bendigo & Adelaide Bank, Ltd.	193,972
20,100	BHP Billiton PLC	224,153
34,675	Dexus Property Group, REIT	188,083
3,425	Macquarie Group, Ltd.	204,893
71,106	Qantas Airways, Ltd.	210,762
13,600	WorleyParsons, Ltd.	45,622

		1,368,630

	Austria — 0.7%
4,400	OMV AG	124,896

	Belgium — 1.1%
3,175	KBC Groep NV	198,522

	China — 0.8%
196,700	Yangzijiang Shipbuilding Holdings, Ltd.	151,967

	Denmark — 1.2%
3,350	Vestas Wind Systems A/S	233,960

	Finland — 2.1%
5,100	Nokian Renkaat OYJ	182,077
1,900	Stora Enso OYJ, Class R	17,180
10,750	UPM-Kymmene OYJ	199,578

		398,835

	France — 8.1%
3,500	Casino Guichard Perrachon SA	160,793
15,875	Credit Agricole SA	187,074
2,925	Electricite de France SA	43,078
14,600	Orange SA	244,197
10,500	Peugeot SA(a)	184,055
2,100	Renault SA	210,202
1,625	Sanofi	138,486
3,100	SCOR SE	115,996
12	Technip SA	597
3,600	Vinci SA	230,742

		1,515,220

	Germany — 7.4%
1,800	Allianz SE	317,302
600	Continental AG	145,147
11,775	Deutsche Lufthansa AG(a)	185,470
2	Deutsche Telekom AG	36
22,350	E.ON AG	214,606
2,200	Fraport AG Frankfurt Airport Services Worldwide	140,299
1	Hannover Rueck SE	114
1,325	Henkel AG & Co. KGaA	126,740
675	Merck KGaA	65,354
5,875	METRO AG	187,163
4	ProSiebenSat.1 Media AG	202

		1,382,433

	Hong Kong — 5.3%
22,575	Bank of East Asia, Ltd. (The)	83,741
16,875	CK Hutchison Holdings, Ltd.	226,833
136,075	HKT Trust&HKT,Ltd.	173,714
114,625	Sino Land Co.,Ltd.	166,981
339,975	WH Group, Ltd.(a)(b)	189,220

Shares		Fair Value
COMMON STOCKS — (continued)

	Hong Kong — (continued)
47,450	Yue Yuen Industrial Holdings, Ltd.	$160,738

		1,001,227

	Ireland — 1.4%
3,700	Shire PLC	253,849

	Israel — 2.9%
92,975	Bezeq The Israeli Telecommunication Corp., Ltd.	204,672
425	Taro Pharmaceutical Industries, Ltd.(a)	65,684
4,125	Teva Pharmaceutical Industries, Ltd.	269,119

		539,475

	Italy — 2.0%
8,625	Prysmian SpA	188,450
36,700	Terna Rete Elettrica Nazionale SPA	188,745

		377,195

	Japan — 25.6%
6,500	Alps Electric Co., Ltd.	176,267
5,900	Asahi Group Holdings, Ltd.	184,696
800	Central Japan Railway Co.	142,027
9,800	Daiichi Sankyo Co., Ltd.	202,269
4,900	Fuji Heavy Industries, Ltd.	201,862
2,500	Hoya Corp.	102,231
10,100	Iida Group Holdings Co., Ltd.	187,193
17,800	ITOCHU Corp.	210,546
7,100	JS Group Corp.	157,689
9,600	KDDI Corp.	249,314
13,000	Kirin Holdings Co., Ltd.	176,503
15,900	Konica Minolta, Inc.	159,241
47,000	Mitsubishi Materials Corp.	148,034
41,000	Mitsui Chemicals, Inc.	181,835
4,100	Mixi, Inc.	153,354
122,600	Mizuho Financial Group, Inc.	245,200
11,800	Nexon Co., Ltd.	191,959
6,000	Nippon Telegraph & Telephone Corp.	238,789
5,900	Otsuka Holdings Co., Ltd.	209,621
11,500	Sekisui House, Ltd.	193,358
31,000	Sumitomo Chemical Co., Ltd.	178,036
16,000	Sumitomo Corp.	163,125
6,500	Sumitomo Mitsui Financial Group, Inc.	245,317
52,000	Teijin, Ltd.	177,209
5,400	Toyota Motor Corp.	332,527

		4,808,202

	Netherlands — 2.8%
4,200	AerCap Holdings NV(a)	181,272
3,825	Boskalis Westminster	156,031
2,550	Heineken Holding NV	196,317

		533,620

	Singapore — 1.0%
92,300	Wilmar International, Ltd.	190,446

	Spain — 2.2%
33,057	Banco Bilbao Vizcaya Argentaria SA	241,544
48,150	CaixaBank SA	167,592

		409,136

	Sweden — 4.0%
10,350	Industrivarden AB, Class C	177,068
18,950	Nordea Bank AB	207,915

Continued

Sterling Capital Behavioral International Equity Fund

Schedule of Portfolio Investments — (continued)

December 31, 2015 (Unaudited)

Shares		Fair Value
COMMON STOCKS — (continued)

	Sweden — (continued)
5,850	Securitas AB, Class B	$89,452
6,775	Svenska Cellulosa AB, Class B	196,340
1,225	Swedbank AB, Class A	26,979
1,425	Swedish Match AB	50,356

		748,110

	Switzerland — 7.6%
1,275	Lonza Group AG	207,360
2,850	Pargesa Holding SA	180,052
1,400	Roche Holding AG	387,952
2,500	Swiss Re AG	244,166
13,575	Transocean, Ltd.	169,694
925	Zurich Insurance Group AG	237,633

		1,426,857

	United Kingdom — 16.1%
1,350	Admiral Group PLC	32,988
23,275	Aviva PLC	176,669
79,575	Barclays PLC	256,135
33,321	Direct Line Insurance Group PLC	199,730
3,125	easyJet PLC	80,147
7,675	HSBC Holdings PLC	60,588
5,150	Imperial Tobacco Group PLC	272,013
38,425	Intu Properties PLC, REIT	179,520
49,025	ITV PLC	199,599
27,375	Marks & Spencer Group PLC	182,269
18,775	National Grid PLC	258,939
6,225	Persimmon PLC	185,714
14,775	Petrofac, Ltd.	173,307
7,550	RELX PLC	133,152
25,600	Royal Mail PLC	167,678
1,650	SSE PLC	37,049
20,850	Subsea 7 SA(a)	147,576
8,400	William Hill PLC	49,023

Shares		Fair Value
COMMON STOCKS — (continued)

	United Kingdom — (continued)
10,275	WPP PLC	$236,345

		3,028,441

	Total Common Stocks (Cost $18,586,120)	18,691,021

Total Investments — 99.6% (Cost $18,586,120)		18,691,021
Net Other Assets (Liabilities) — 0.4%		82,093

NET ASSETS — 100.0%		$18,773,114

(a)	Represents non-income producing security.
(b)	Rule 144A, Section 4(2) or other security that is restricted as to resale to qualified institutional investors. The InvestmentAdvisor, using Board approved procedures, has deemed these securities or a portion of these securities to be liquid.

REIT — Real Estate Investment Trust

Sector	Percentage of net assets
Consumer Discretionary	14.8%
Consumer Staples	10.3%
Energy	3.5%
Financials	24.7%
Health Care	9.6%
Industrials	15.5%
Information Technology	4.2%
Materials	6.0%
Telecommunication Services	5.9%
Utilities	5.1%

99.6%

See accompanying notes to the Schedules of Portfolio Investments.

Sterling Capital Ultra Short Bond Fund

Schedule of Portfolio Investments

December 31, 2015 (Unaudited)

Principal Amount		Fair Value
ASSET BACKED SECURITIES — 19.8%

$121,866	AmeriCredit Automobile Receivables Trust, Series 2012-4, Class B, 1.310%, 11/8/17	$ 121,869
425,000	AmeriCredit Automobile Receivables Trust, Series 2012-4, Class C, 1.930%, 8/8/18	425,754
380,000	AmeriCredit Automobile Receivables Trust, Series 2013-5, Class C, 2.290%, 11/8/19	380,753
250,000	Avis Budget Rental Car Funding AESOP, LLC, Series 2010-5A, Class A, 3.150%, 3/20/17(a)	250,630
400,000	Avis Budget Rental Car Funding AESOP, LLC, Series 2011-3A, Class A, 3.410%, 11/20/17(a)	404,423
140,000	Capital Auto Receivables Asset Trust, Series 2013-3, Class B, 2.320%, 7/20/18	140,608
445,000	Capital Auto Receivables Asset Trust, Series 2014-1, Class A4, 1.690%, 10/22/18	445,299
450,000	Capital Auto Receivables Asset Trust, Series 2013-1, Class C, 1.740%, 10/22/18	449,582
300,000	Capital One Multi-Asset Execution Trust, Series 2006-A3, Class A3, 5.050%, 12/17/18	301,440
193,186	CarMax Auto Owner Trust, Series 2013-4, Class A3, 0.800%, 7/16/18	192,708
495,380	CarMax Auto Owner Trust, Series 2014-1, Class A3, 0.790%, 10/15/18	493,362
280,000	CarMax Auto Owner Trust, Series 2013-3, Class C, 2.150%, 5/15/19	280,756
500,000	Citibank Credit Card Issuance Trust, Series 2013-A3, Class A3, 1.110%, 7/23/18	500,299
305,676	Enterprise Fleet Financing, LLC, Series 2014-1, Class A2, 0.870%, 9/20/19(a)	304,709
378,912	Enterprise Fleet Financing, LLC, Series 2014-2, Class A2, 1.050%, 3/20/20(a)	377,355
300,000	Enterprise Fleet Financing, LLC, Series 2015-2, Class A2, 1.590%, 2/22/21(a)	298,030
525,000	Fifth Third Auto Trust, Series 2014-2, Class A3, 0.890%, 11/15/18	523,653
500,000	Hertz Vehicle Financing, LLC, Series 2011-1A, Class A2, 3.290%, 3/25/18(a)(b)	507,328
420,000	Hyundai Auto Receivables Trust, Series 2012-C, Class B, 1.060%, 6/15/18(c)	418,665
26,977	Mastr Asset Backed Securities Trust, Series 2006-NC1, Class A3, 0.612%, 1/25/36(d)	26,841
75,151	Option One Mortgage Loan Trust, Asset-Backed Certificates, Series 2005-4, Class A3, 0.682%, 11/25/35(d)	74,543
90,333	Park Place Securities, Inc. Pass Through Certificates, Series 2005-WHQ1, Class M2, 1.172%, 3/25/35(d)	89,903
584,144	RAMP Trust, Series 2005-RZ4, Class A3, 0.822%, 11/25/35(d)	578,859
550,000	Santander Drive Auto Receivables Trust, Series 2014-1, Class B, 1.590%, 10/15/18	549,774
120,874	Santander Drive Auto Receivables Trust, Series 2013-1, Class B, 1.160%, 1/15/19	120,861
325,000	Santander Drive Auto Receivables Trust, Series 2014-2, Class B, 1.620%, 2/15/19	325,040
350,000	Santander Drive Auto Receivables Trust, Series 2014-5, Class C, 2.460%, 6/15/20	350,985
36,453	Structured Asset Securities Corp. Mortgage Loan Trust, Series 2006-OPT1, Class A4, 0.582%, 4/25/36(d)	36,420

	Total Asset Backed Securities (Cost $8,989,561)	8,970,449

Principal Amount		Fair Value
COLLATERALIZED MORTGAGE OBLIGATIONS —0.4%

$ 67,209	Fannie Mae, Series 2009-114, Class AC, 2.500%, 12/25/23	$ 67,712
47,163	Fannie Mae, Series 2006-90, Class BE, 6.000%, 4/1/35	47,757
42,307	Morgan Stanley Mortgage Loan Trust, Series 2005-5AR, Class 1A3, 0.692%, 9/25/35(d)	42,233

	Total Collateralized Mortgage Obligations (Cost $158,475)	157,702

COMMERCIAL MORTGAGE-BACKED SECURITIES — 23.0%

12,503	Banc of America Commercial Mortgage Trust, Series 2006-2, Class A4, 5.834%, 5/10/45(d)	12,519
540,000	Banc of America Commercial Mortgage Trust, Series 2006-4, Class AM, 5.675%, 7/10/46	551,263
273,260	Banc of America Commercial Mortgage Trust, Series 2006-5, Class A4, 5.414%, 9/10/47	276,424
23,143	Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2005-1, Class AJ, 5.338%, 11/10/42(d)	23,117
410,000	Bear Stearns Commercial Mortgage Securities Trust, Series 2006-T22, Class AJ, 5.620%, 4/12/38(d)	412,766
250,000	Bear Stearns Commercial Mortgage Securities Trust, Series 2007-T28, Class AM, 5.835%, 9/11/42(d)	264,972
420,000	Citigroup Commercial Mortgage Trust, Series 2007-C6, Class A4, 5.710%, 12/10/49(d)	434,014
303,923	COMM Mortgage Trust, Series 2006-C7, Class A4, 5.768%, 6/10/46(d)	306,427
400,000	COMM Mortgage Trust, Series 2006-C8, Class AM, 5.347%, 12/10/46	409,671
449,762	COMM Mortgage Trust, Series 2007-C9, Class A4, 5.796%, 12/10/49(d)	466,526
368,808	Commercial Mortgage Trust, Series 2007-GG9, Class A4, 5.444%, 3/10/39	377,025
441,822	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2007-CB20, Class A4, 5.794%, 2/12/51(d)	459,271
479,424	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2006-CB15, Class A4, 5.814%, 6/12/43(d)	480,018
500,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2006-CB16, Class AM, 5.593%, 5/12/45	506,346
360,623	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2007-CB18, Class A4, 5.440%, 6/12/47	369,278
452,729	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2007-LDPX, Class A3, 5.420%, 1/15/49	462,057
4,352	LB-UBS Commercial Mortgage Trust, Series 2004-C1, Class A4, 4.568%, 1/15/31	4,366
415,000	LB-UBS Commercial Mortgage Trust, Series 2007-C7, Class AM, 6.156%, 9/15/45(d)	444,104
450,000	Merrill Lynch Mortgage Trust, Series 2008-C1, Class AM, 6.266%, 2/12/51(d)	483,370
450,000	ML-CFC Commercial Mortgage Trust, Series 2007-8, Class A3, 5.877%, 8/12/49(d)	468,998
91,012	ML-CFC Commercial Mortgage Trust, Series 2007-7, Class A4, 5.743%, 6/12/50(d)	94,448

Continued

Sterling Capital Ultra Short Bond Fund

Schedule of Portfolio Investments — (continued)

December 31, 2015 (Unaudited)

Principal Amount		Fair Value
COMMERCIAL MORTGAGE-BACKED SECURITIES — (continued)

$291,465	Morgan Stanley Capital I Trust, Series 2006-T23, Class A4, 5.847%, 8/12/41(d)	$293,510
115,350	Morgan Stanley Capital I Trust, Series 2006-HQ10, Class A4, 5.328%, 11/12/41	116,260
420,000	Morgan Stanley Capital I Trust, Series 2006-HQ10, Class AM, 5.360%, 11/12/41	427,949
450,000	Morgan Stanley Capital I Trust, Series 2007-T27, Class AM, 5.645%, 6/11/42(d)	470,742
423,961	Morgan Stanley Capital I Trust, Series 2006-HQ8, Class AM, 5.480%, 3/12/44(d)	423,730
500,000	Morgan Stanley Capital I Trust, Series 2006-HQ9, Class AM, 5.773%, 7/12/44(d)	506,146
453,670	Wachovia Bank Commercial Mortgage Trust, Series 2006-C28, Class A4, 5.572%, 10/15/48	460,098
446,948	Wachovia Bank Commercial Mortgage Trust, Series 2006-C29, Class A4, 5.308%, 11/15/48	453,053

	Total Commercial Mortgage-Backed Securities (Cost $10,761,198)	10,458,468

CORPORATE BONDS — 53.6%

	Consumer Discretionary — 5.1%
200,000	D.R. Horton, Inc., 6.500%, 4/15/16	202,000
300,000	Daimler Finance North America, LLC, 3.000%, 3/28/16(a)	301,206
300,000	ERAC USA Finance, LLC, 1.400%, 4/15/16(a)	299,857
425,000	Ford Motor Credit Co., LLC, 1.233%, 3/27/17(d)	419,352
250,000	General Motors Financial Co., Inc., 2.750%, 5/15/16	250,731
300,000	Hyundai Capital America, 1.875%, 8/9/16(a)	300,413
300,000	Omnicom Group, Inc., 5.900%, 4/15/16	303,831
250,000	Viacom, Inc., 6.250%, 4/30/16	253,855

		2,331,245

	Consumer Staples — 2.7%
225,000	Cargill, Inc., 1.900%, 3/1/17(a)	226,001
250,000	Dr Pepper Snapple Group, Inc., 2.900%, 1/15/16	250,093
250,000	Kraft Foods Group, Inc., 2.250%, 6/5/17	251,807
250,000	Kraft Heinz Foods Co., 2.000%, 7/2/18(a)	248,820
250,000	Reynolds American, Inc., 3.500%, 8/4/16	252,669

		1,229,390

	Energy — 2.2%
250,000	BP Capital Markets PLC, 3.200%, 3/11/16(c)	251,209
250,000	Magellan Midstream Partners LP, 5.650%, 10/15/16	256,801
175,000	Petrobras Global Finance BV, 3.875%, 1/27/16	174,300
300,000	Transcontinental Gas Pipe Line Co., LLC, 6.400%, 4/15/16	303,675

		985,985

	Financials — 34.1%
200,000	Abbey National Treasury Services PLC, GMTN, 1.232%, 8/24/18(d)	199,925
450,000	ABN AMRO Bank NV, 1.123%, 10/28/16(a)(d)	451,260
175,000	Ally Financial, Inc., 2.750%, 1/30/17	174,563
325,000	American Express Co., 0.968%, 5/22/18(d)	322,987

Principal Amount		Fair Value
CORPORATE BONDS — (continued)

	Financials — (continued)
$320,000	Associated Banc-Corp, 5.125%, 3/28/16	$321,746
450,000	Bank of Tokyo-Mitsubishi UFJ, Ltd. (The), 1.000%, 2/26/16(a)	449,591
250,000	BNP Paribas SA, MTN, 1.375%, 3/17/17	249,758
300,000	Capital One Bank USA NA, BKNT, 1.150%, 11/21/16	299,278
500,000	Citigroup, Inc., 5.300%, 1/7/16(c)	500,065
350,000	CNA Financial Corp., 6.500%, 8/15/16	360,381
250,000	Compass Bank, BKNT, 1.850%, 9/29/17	247,863
445,000	Countrywide Financial Corp., 6.250%, 5/15/16	452,501
300,000	Credit Suisse, GMTN, 0.897%, 5/26/17(d)	298,887
373,000	DDR Corp., REIT, 9.625%, 3/15/16	378,824
250,000	Eksportfinans ASA, 2.375%, 5/25/16	250,175
375,000	ERP Operating LP, REIT, 5.125%, 3/15/16	377,904
250,000	Essex Portfolio LP, REIT, 5.500%, 3/15/17	260,282
185,000	Fifth Third Bancorp, 0.990%, 12/20/16(d)	184,276
320,000	HCP, Inc., REIT, 3.750%, 2/1/16	320,451
250,000	Highwoods Realty LP, REIT, 5.850%, 3/15/17	260,628
190,000	HSBC Finance Corp., 5.500%, 1/19/16(c)	190,311
220,000	Huntington National Bank (The), BKNT, 1.300%, 11/20/16	219,853
200,000	International Lease Finance Corp., 5.750%, 5/15/16	202,750
250,000	Jackson National Life Global Funding, 1.250%, 2/21/17(a)	249,345
425,000	JPMorgan Chase & Co., MTN, 1.350%, 2/15/17	424,144
450,000	Kimco Realty Corp., REIT, MTN, 5.783%, 3/15/16	454,259
250,000	Liberty Mutual Group, Inc., 6.700%, 8/15/16(a)	258,159
223,000	Macquarie Bank, Ltd., 5.000%, 2/22/17(a)	230,639
300,000	Macquarie Group, Ltd., 1.329%, 1/31/17(a)(d)	300,398
300,000	Manufacturers & Traders Trust Co., BKNT, 1.250%, 1/30/17	299,724
500,000	Morgan Stanley, 1.353%, 1/5/18(d)	499,589
305,000	MUFG Union Bank NA, BKNT, 5.950%, 5/11/16	310,088
419,000	Murray Street Investment Trust I, STEP, 4.647%, 3/9/17	431,694
128,000	National Retail Properties, Inc., REIT, 6.875%, 10/15/17	138,104
425,000	PNC Funding Corp., 2.700%, 9/19/16	429,174
250,000	Principal Life Global Funding II, 1.125%, 2/24/17(a)	249,399
250,000	Raymond James Financial, Inc., 4.250%, 4/15/16	251,900
175,000	Realogy Group, LLC/Sunshine Group Florida, Ltd. (The), 3.375%, 5/1/16(a)	175,541
300,000	Reckson Operating Partnership LP, REIT, 6.000%, 3/31/16	302,798
300,000	Reinsurance Group of America, Inc., 5.625%, 3/15/17	312,649
300,000	Royal Bank of Scotland Group PLC, 1.875%, 3/31/17	298,745
250,000	Sirius International Group, Ltd., 6.375%, 3/20/17(a)	255,378
425,000	Sumitomo Mitsui Banking Corp., 0.900%, 1/18/16	425,000
365,000	SunTrust Banks, Inc., 3.600%, 4/15/16	366,874
275,000	Symetra Financial Corp., 6.125%, 4/1/16(a)	277,834
116,000	US Bancorp, 3.442%, 2/1/16	116,148

Continued

Sterling Capital Ultra Short Bond Fund

Schedule of Portfolio Investments — (continued)

December 31, 2015 (Unaudited)

Principal Amount		Fair Value
CORPORATE BONDS — (continued)

	Financials — (continued)
$250,000	Ventas Realty LP, REIT, 1.250%, 4/17/17	$248,157
155,000	Vereit Operating Partnership LP, REIT, 2.000%, 2/6/17	153,450
250,000	WEA Finance, LLC/Westfield UK & Europe Finance PLC, 1.750%, 9/15/17(a)	247,855
425,000	Wells Fargo & Co., MTN, 1.250%, 7/20/16	425,671
350,000	Welltower, REIT, Inc., 6.200%, 6/1/16	356,793

		15,463,768

	Health Care — 3.5%
415,000	Actavis Funding SCS, 1.582%, 3/12/18(d)	416,334
240,000	Amgen, Inc., 1.250%, 5/22/17	239,098
296,000	Becton Dickinson and Co., 1.750%, 11/8/16	297,488
375,000	Zimmer Holdings, Inc., 1.450%, 4/1/17	373,174
250,000	Zoetis, Inc., 1.150%, 2/1/16	249,955

		1,576,049

	Industrials — 1.9%
250,000	Kansas City Southern, 1.023%, 10/28/16(a)(d)	247,023
165,000	Norfolk Southern Corp., 5.750%, 1/15/16	165,199
200,000	Penske Truck Leasing Co. LP/PTL Finance Corp., 2.500%, 3/15/16(a)	200,346
250,000	Textron, Inc., 4.625%, 9/21/16	255,358

		867,926

	Materials — 0.4%
200,000	Ecolab, Inc., 3.000%, 12/8/16	202,871

	Telecommunication Services — 0.5%
241,000	Verizon Communications, Inc., 2.500%, 9/15/16	242,880

	Utilities — 3.2%
215,000	Dominion Gas Holdings, LLC, 1.050%, 11/1/16	214,772
404,000	Progress Energy, Inc., 5.625%, 1/15/16	404,403
250,000	PSEG Power, LLC, 2.750%, 9/15/16	252,025
250,000	Sempra Energy, 6.500%, 6/1/16	254,541
325,000	Southern Co. (The), 1.950%, 9/1/16	326,355

		1,452,096

	Total Corporate Bonds (Cost $24,412,963)	24,352,210

MUNICIPAL BONDS — 2.8%

	California — 0.4%
200,000	Municipal Improvement Corp. of Los Angeles, Taxable Series A Advance Refunding Revenue, 1.924%, 11/1/17	200,970

	Illinois — 0.6%
250,000	State of Illinois, Public Improvements G.O., Series A (AGM), 5.000%, 6/1/17	261,855

	New Jersey — 1.4%
245,000	New Jersey Economic Development Authority, Pension Funding Revenue, Series B (NATL), OID, 0.000%, 2/15/16	244,775

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)

	New Jersey — (continued)
$210,000	New Jersey Economic Development Authority, Pension Funding Revenue, Series B (NATL), OID, 0.000%, 2/15/17	$ 205,109
200,000	New Jersey Economic Development Authority, Taxable, School Facilities Construction, Series Q, Refunding Revenue, 1.096%, 6/15/16	199,766
		649,650

	Puerto Rico — 0.4%
175,000	Puerto Rico Municipal Finance Agency, Public Improvements, G.O., Series A, callable 1/11/16 @ 100 (AGM, Government GTD), 5.250%, 8/1/18	175,630

	Total Municipal Bonds (Cost $1,285,112)	1,288,105

Shares		Fair Value
MONEY MARKET FUND — 1.0%

460,279	Federated Treasury Obligations Fund, Institutional Shares, 0.070%(e)	460,279
	Total Money Market Fund (Cost $460,279)	460,279

Total Investments — 100.6% (Cost $46,067,588)		45,687,213
Net Other Assets (Liabilities) — (0.6)%		(275,806)

NET ASSETS — 100.0%		$45,411,407

(a)

Rule 144A, Section 4(2) or other security that is restricted as to resale to qualified institutional investors. The Advisor, using Board approved procedures, has deemed these securities or a portion of these securities to be liquid.

(b)	Represents security purchased on a when-issued basis. At December 31, 2015, total cost of investments purchased on a when-issued basis was $368,808.
(c)	Represents that all or a portion of the security was pledged as collateral for securities purchased on a when-issued basis.
(d)

The interest rate for this variable rate note, which will change periodically, is based either on the prime rate or an index of market rates. The reflected rate is in effect as of December 31, 2015. The maturity date reflected is the final maturity date.

(e)	Represents the current yield as of report date.

AGM — Assured Guaranty Municipal Corp.

BKNT — Bank Note

G.O. — General Obligation

GMTN — Global Medium Term Note

GTD — Guaranteed

MTN — Medium Term Note

NATL — National Public Finance Guarantee Corp.

OID — Original Issue Discount

REIT — Real Estate Investment Trust

STEP — Step Coupon Bond

See accompanying Notes to the Schedules of Portfolio Investments.

Sterling Capital Short Duration Bond Fund

Schedule of Portfolio Investments

December 31, 2015 (Unaudited)

Principal Amount		Fair Value
ASSET BACKED SECURITIES — 13.0%
$ 400,000	AmeriCredit Automobile Receivables, Series 2015-4, Class B, 2.110%, 1/8/21	$ 397,606
133,511	AmeriCredit Automobile Receivables Trust, Series 2012-1, Class C, 2.670%, 1/8/18	133,689
680,000	AmeriCredit Automobile Receivables Trust, Series 2014-1, Class B, 1.680%, 7/8/19	677,551
1,250,000	Avis Budget Rental Car Funding AESOP, LLC, Series 2012-3A, Class A, 2.100%, 3/20/19(a)	1,248,533
930,000	Avis Budget Rental Car Funding AESOP, LLC, Series 2013-1A, Class A, 1.920%, 9/20/19(a)	923,027
650,000	Capital Auto Receivables Asset Trust, Series 2015-3, Class B, 2.430%, 9/21/20	643,944
682,042	Enterprise Fleet Financing, LLC, Series 2014-2, Class A2, 1.050%, 3/20/20(a)	679,239
1,000,000	Enterprise Fleet Financing, LLC, Series 2015-2, Class A3, 2.090%, 2/22/21(a)	998,431
500,000	Ford Credit Auto Owner Trust, Series 2012-D, Class B, 1.010%, 5/15/18	498,620
350,000	Hertz Vehicle Financing, LLC, Series 2013-1A, Class A1, 1.120%, 8/25/17(a)	349,220
500,000	Hertz Vehicle Financing, LLC, Series 2013-1A, Class A2, 1.830%, 8/25/19(a)	493,365
950,000	Hyundai Auto Receivables Trust, Series 2013-B, Class B, 1.450%, 2/15/19	948,165
39,566	Mastr Asset Backed Securities Trust, Series 2006-NC1, Class A3, 0.612%, 1/25/36(b)	39,367
9,712	Nomura Home Equity Loan, Inc., Home Equity Loan Trust, Series 2006-HE1, Class A3, 0.632%, 2/25/36(b)	9,710
60,804	Option One Mortgage Loan Trust, Asset-Backed Certificates, Series 2005-4, Class A3, 0.682%, 11/25/35(b)	60,312
139,606	Park Place Securities, Inc. Pass Through Certificates, Series 2005-WHQ1, Class M2, 1.172%, 3/25/35(b)	138,942
700,000	Santander Drive Auto Receivables Trust, Series 2014-1, Class B, 1.590%, 10/15/18	699,712
337,000	Santander Drive Auto Receivables Trust, Series 2013-5, Class C, 2.250%, 6/17/19	338,203
1,000,000	Santander Drive Auto Receivables Trust, Series 2015-1, Class B, 1.970%, 11/15/19	1,001,467
500,000	Santander Drive Auto Receivables Trust, Series 2015-4, Class B, 2.260%, 6/15/20	499,823
	Total Asset Backed Securities (Cost $10,822,272)	10,778,926

COLLATERALIZED MORTGAGE OBLIGATIONS — 1.8%

144,464	Countrywide Alternative Loan Trust, Series 2004-22CB, Class 1A1, 6.000%, 10/25/34	152,053
160,170	Fannie Mae, Series 2003-66, Class PA, 3.500%, 2/25/33	164,292
61,121	Fannie Mae, Series 2005-67, Class HG, 5.500%, 1/25/35	64,900
98,848	Fannie Mae, Series 2009-100, Class PA, 4.500%, 4/25/39	102,510
113,948	Freddie Mac, Series 2770, Class UE, 4.500%, 3/15/19	117,781
717,004	Ginnie Mae, Series 2013-165, Class PB, 3.000%, 3/20/41	732,351
74,015	PHHMC Trust, Series 2007-6, Class A1, 5.395%, 12/18/37(b)	73,723

Principal Amount		Fair Value
COLLATERALIZED MORTGAGE OBLIGATIONS — (continued)

$ 64,179	Wells Fargo Mortgage Backed Securities Trust, Series 2007-16, Class 1A1, 6.000%, 12/28/37	$ 66,554

	Total Collateralized Mortgage Obligations (Cost $1,472,090)	1,474,164

COMMERCIAL MORTGAGE-BACKED SECURITIES — 17.8%

538,339	Banc of America Commercial Mortgage Trust, Series 2006-3, Class A4, 5.889%, 7/10/44(b)	541,180
618,838	Banc of America Commercial Mortgage Trust, Series 2007-5, Class A4, 5.492%, 2/10/51	640,959
61,551	Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2005-1, Class AJ, 5.338%, 11/10/42(b)	61,482
31,299	Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2005-3, Class AM, 4.727%, 7/10/43	31,249
673,010	BCAP, LLC Trust, Series 2013-RR4, Class A4A2, 2.000%, 2/13/51(a)	665,030
221,646	Bear Stearns Commercial Mortgage Securities Trust, Series 2007-T26, Class A4, 5.471%, 1/12/45(b)	228,128
740,000	Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW18, Class A4, 5.700%, 6/11/50	771,411
424,131	CD Commercial Mortgage Trust, Series 2007-CD4, Class A4, 5.322%, 12/11/49	431,271
120,000	Citigroup Commercial Mortgage Trust, Series 2007-C6, Class A4, 5.710%, 12/10/49(b)	124,004
655,000	COMM Mortgage Trust, Series 2006-C8, Class AM, 5.347%, 12/10/46	670,836
814,570	COMM Mortgage Trust, Series 2007-C9, Class A4, 5.796%, 12/10/49(b)	844,931
789,097	Commercial Mortgage Trust, Series 2007-GG9, Class A4, 5.444%, 3/10/39	806,678
575,000	JPMBB Commercial Mortgage Securities Trust, Series 2014-C19, Class A2, 3.046%, 4/1/47	586,863
313,294	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2006-CB16, Class A4, 5.552%, 5/12/45	316,970
600,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2006-CB16, Class AM, 5.593%, 5/12/45	607,615
401,193	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2007-CB18, Class A4, 5.440%, 6/12/47	410,822
850,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2014-C20, Class A2, 2.872%, 7/1/47	862,903
167,510	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2007-LDPX, Class A3, 5.420%, 1/15/49	170,961
580,000	ML-CFC Commercial Mortgage Trust, Series 2007-8, Class A3, 5.877%, 8/12/49(b)	604,487
182,025	ML-CFC Commercial Mortgage Trust, Series 2007-7, Class A4, 5.743%, 6/12/50(b)	188,896
800,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C17, Class A2, 3.119%, 8/1/47	819,922

Continued

Sterling Capital Short Duration Bond Fund

Schedule of Portfolio Investments — (continued)

December 31, 2015 (Unaudited)

Principal Amount		Fair Value
COMMERCIAL MORTGAGE-BACKED SECURITIES — (continued)

$900,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C8, Class A2, 1.689%, 12/15/48	$892,281
637,060	Morgan Stanley Capital I Trust, Series 2006-T23, Class A4, 5.847%, 8/12/41(b)	641,530
530,000	Morgan Stanley Capital I Trust, Series 2006-HQ10, Class AM, 5.360%, 11/12/41	540,031
689,299	Morgan Stanley Capital I Trust, Series 2008-T29, Class A4, 6.268%, 1/11/43(b)	733,471
394,000	Morgan Stanley Capital I Trust, Series 2006-HQ9, Class AM, 5.773%, 7/12/44(b)	398,843
301,351	Wachovia Bank Commercial Mortgage Trust, Series 2006-C27, Class A3, 5.765%, 7/15/45(b)	300,976
316,713	Wachovia Bank Commercial Mortgage Trust, Series 2006-C28, Class A4, 5.572%, 10/15/48	321,201
500,000	WFRBS Commercial Mortgage Trust, Series 2011-C3, Class A3, 3.998%, 3/15/44(a)	519,891

	Total Commercial Mortgage-Backed Securities (Cost $15,442,934)	14,734,822

CORPORATE BONDS — 60.4%

	Consumer Discretionary — 4.5%
535,000	Daimler Finance North America, LLC, 2.375%, 8/1/18(a)	535,806
400,000	ERAC USA Finance, LLC, 6.375%, 10/15/17(a)	429,547
500,000	Ford Motor Credit Co., LLC, 6.625%, 8/15/17	532,939
400,000	General Motors Financial Co., Inc., 2.400%, 4/10/18	398,036
164,000	Hanesbrands, Inc., 6.375%, 12/15/20	169,740
395,000	Hyundai Capital America, 1.450%, 2/6/17(a)	393,156
400,000	Interpublic Group of Cos., Inc. (The), 2.250%, 11/15/17	398,772
500,000	Nordstrom, Inc., 6.250%, 1/15/18	542,715
355,000	Whirlpool Corp., 1.350%, 3/1/17	352,921

		3,753,632

	Consumer Staples — 1.4%
750,000	Kraft Heinz Foods Co., 2.000%, 7/2/18(a)	746,460
175,000	Reynolds American, Inc., 3.500%, 8/4/16	176,869
250,000	Reynolds American, Inc., 2.300%, 6/12/18	251,570

		1,174,899

	Energy — 7.5%
400,000	Chevron Phillips Chemical Co., LLC/Chevron Phillips Chemical Co. LP, 1.700%, 5/1/18(a)	395,011
455,000	CNOOC Finance, Ltd., 1.750%, 5/9/18	447,709
250,000	Columbia Pipeline Group, Inc., 2.450%, 6/1/18(a)	244,429
500,000	Enbridge Energy Partners LP, Series B, 6.500%, 4/15/18	523,853
385,000	Energy Transfer Partners LP, 6.125%, 2/15/17	393,260
500,000	Enterprise Products Operating, LLC, 1.650%, 5/7/18	487,775
570,000	FMC Technologies, Inc., 2.000%, 10/1/17	561,113
375,000	Magellan Midstream Partners LP, 5.650%, 10/15/16	385,201

Principal Amount		Fair Value
CORPORATE BONDS — (continued)

	Energy — (continued)
$400,000	National Oilwell Varco, Inc., 1.350%, 12/1/17	$391,400
360,000	Petrobras Global Finance BV, 3.875%, 1/27/16	358,560
450,000	Phillips 66, 2.950%, 5/1/17	456,116
380,000	Pioneer Natural Resources Co., 6.650%, 3/15/17	392,336
450,000	Schlumberger Holdings Corp., 2.350%, 12/21/18(a)	447,079
260,000	Spectra Energy Capital, LLC, 6.200%, 4/15/18	275,189
425,000	Western Gas Partners LP, 2.600%, 8/15/18	410,665

		6,169,696

	Financials — 34.8%
425,000	Abbey National Treasury Services PLC, GMTN, 2.000%, 8/24/18	424,339
475,000	ABN AMRO Bank NV, 4.250%, 2/2/17(a)	487,773
400,000	Aflac, Inc., 2.650%, 2/15/17	405,267
365,000	Ally Financial, Inc., 3.600%, 5/21/18	365,000
450,000	Athene Global Funding, 2.875%, 10/23/18(a)	442,738
1,000,000	Bank of America Corp., 5.750%, 12/1/17(c)	1,069,750
450,000	Bank of Montreal, 1.400%, 4/10/18	445,850
450,000	Bank of Tokyo-Mitsubishi UFJ, Ltd. (The), 1.700%, 3/5/18(a)	446,254
550,000	BNP Paribas SA, MTN, 2.400%, 12/12/18	554,325
400,000	Caisse Centrale Desjardins, 1.550%, 9/12/17(a)	397,390
600,000	Capital One NA, BKNT, 1.650%, 2/5/18	594,064
380,000	Charles Schwab Corp., MTN (The), 6.375%, 9/1/17	409,127
350,000	CIT Group, Inc., 4.250%, 8/15/17	357,875
1,000,000	Citigroup, Inc., 2.550%, 4/8/19	1,004,060
400,000	Citizens Bank NA, BKNT, 2.300%, 12/3/18	399,528
395,000	CNA Financial Corp., 6.500%, 8/15/16	406,715
600,000	Compass Bank, BKNT, 1.850%, 9/29/17	594,871
650,000	Credit Suisse, 1.700%, 4/27/18	645,333
250,000	Essex Portfolio LP, REIT, 5.500%, 3/15/17	260,282
325,000	Fifth Third Bank, MTN, 2.150%, 8/20/18	325,926
300,000	First Data Corp., 6.750%, 11/1/20(a)	314,625
390,000	HCP, Inc., MTN, REIT, 6.300%, 9/15/16	403,206
575,000	HSBC Bank USA NA, BKNT, 6.000%, 8/9/17	611,652
575,000	Huntington National Bank (The), 1.375%, 4/24/17	571,529
400,000	ING Bank NV, 2.050%, 8/17/18(a)	399,627
415,000	International Lease Finance Corp., 8.750%, 3/15/17	441,975
465,000	iStar, Inc., REIT, 4.000%, 11/1/17	455,933
645,000	Jackson National Life Global Funding, 2.300%, 4/16/19(a)	640,230
935,000	JPMorgan Chase Bank NA, BKNT, 6.000%, 10/1/17	999,665
450,000	Kimco Realty Corp., REIT, MTN, 4.300%, 2/1/18	469,174
500,000	Lloyds Bank PLC, 1.750%, 3/16/18	498,646
505,000	Macquarie Bank, Ltd., 5.000%, 2/22/17(a)	522,299
340,000	Manufacturers & Traders Trust Co., BKNT, 1.250%, 1/30/17	339,687
880,000	Morgan Stanley, 4.750%, 3/22/17	911,521
445,000	MUFG Union Bank NA, 2.625%, 9/26/18	449,272
1,000,000	Murray Street Investment Trust I, STEP, 4.647%, 3/9/17(c)	1,030,297
455,000	National Rural Utilities Cooperative Finance Corp., MTN, 0.950%, 4/24/17	452,811
330,000	Nordea Bank AB, 1.250%, 4/4/17(a)	329,086

Continued

Sterling Capital Short Duration Bond Fund

Schedule of Portfolio Investments — (continued)

December 31, 2015 (Unaudited)

Principal Amount		Fair Value
CORPORATE BONDS — (continued)

	Financials — (continued)
$375,000	PACCAR Financial Corp., MTN, 1.450%, 3/9/18	$372,625
355,000	PNC Funding Corp., 5.625%, 2/1/17	369,067
500,000	Pricoa Global Funding I, 2.200%, 5/16/19(a)	499,130
350,000	Principal Financial Group, Inc., 1.850%, 11/15/17	350,291
600,000	Regions Financial Corp., 2.000%, 5/15/18	595,760
570,000	Reinsurance Group of America, Inc., 5.625%, 3/15/17	594,033
450,000	Reliance Standard Life Global Funding II, 2.150%, 10/15/18(a)	447,341
500,000	Royal Bank of Scotland Group PLC, 1.875%, 3/31/17	497,907
500,000	Simon Property Group LP, REIT, 1.500%, 2/1/18(a)	495,904
350,000	Sirius International Group, Ltd., 6.375%, 3/20/17(a)	357,530
255,000	Standard Chartered Bank, 6.400%, 9/26/17(a)	271,080
500,000	State Street Corp., 4.956%, 3/15/18	524,601
600,000	Sumitomo Mitsui Banking Corp., GMTN, 1.350%, 7/11/17	596,350
440,000	Symetra Financial Corp., 6.125%, 4/1/16(a)	444,535
500,000	UBS, MTN, 1.375%, 8/14/17	496,915
525,000	Ventas Realty LP/Ventas Capital Corp., REIT, 4.000%, 4/30/19	545,768
330,000	Vereit Operating Partnership LP, REIT, 2.000%, 2/6/17	326,700
600,000	WEA Finance, LLC/Westfield UK & Europe Finance PLC, 1.750%, 9/15/17(a)	594,852
525,000	Welltower Inc., REIT, 4.700%, 9/15/17	548,800

		28,806,891

	Health Care — 3.2%
550,000	Actavis Funding SCS, 2.350%, 3/12/18	550,573
450,000	Boston Scientific Corp., 2.650%, 10/1/18	452,365
300,000	Celgene Corp., 2.125%, 8/15/18	300,066
285,000	CHS/Community Health Systems, Inc., 5.125%, 8/15/18	286,425
475,000	Humana, Inc., 7.200%, 6/15/18	531,486
500,000	Zimmer Holdings, Inc., 2.000%, 4/1/18	496,919

		2,617,834

	Industrials — 4.3%
400,000	Dover Corp., 5.450%, 3/15/18	431,092
350,000	Equifax, Inc., 6.300%, 7/1/17	371,979
295,000	LSB Industries, Inc., 7.750%, 8/1/19	244,850
575,000	Penske Truck Leasing Co. LP/PTL Finance Corp., 3.375%, 3/15/18(a)	584,084
500,000	Ryder System, Inc., MTN, 2.350%, 2/26/19	495,551
350,000	Service Corp. International, 7.000%, 6/15/17	373,625
500,000	United Technologies Corp., STEP, 1.778%, 5/4/18	494,953
485,000	Waste Management, Inc., 6.100%, 3/15/18	528,661

		3,524,795

	Materials — 1.5%
295,000	Glencore Finance Canada, Ltd., 2.700%, 10/25/17(a)	269,925
484,000	PetroLogistics LP/PetroLogistics Finance Corp., 6.250%, 4/1/20	505,780

Principal Amount		Fair Value
CORPORATE BONDS — (continued)

	Materials — (continued)
$ 450,000	Vale Overseas, Ltd., 6.250%, 1/11/16	$449,933

		1,225,638

	Telecommunication Services — 1.8%
500,000	CC Holdings GS V, LLC/Crown Castle GS III Corp., 2.381%, 12/15/17	500,550
1,000,000	Verizon Communications, Inc., 2.550%, 6/17/19	1,012,602

		1,513,152

	Utilities — 1.4%
600,000	American Electric Power Co., Inc., 1.650%, 12/15/17	595,559
250,000	PSEG Power, LLC, 2.750%, 9/15/16	252,025
280,000	PSEG Power, LLC, 2.450%, 11/15/18	281,684

		1,129,268

	Total Corporate Bonds (Cost $50,383,124)	49,915,805

FOREIGN GOVERNMENT BOND — 0.5%

	Columbia — 0.5%
400,000	Colombia Government International Bond, 7.375%, 1/27/17	420,000

	Total Foreign Government Bond (Cost $425,000)	420,000

MORTGAGE-BACKED SECURITIES — 0.0%

	Fannie Mae — 0.0%
3,488	6.500%, 4/1/16, Pool #253706	3,497

	Total Mortgage-Backed Securities (Cost $3,488)	3,497

MUNICIPAL BONDS — 2.1%

	Hawaii — 0.5%
445,000	Hawaii State Highway Revenue, Refunding, Taxable, Series C, 1.600%, 1/1/18	448,947

	Maine — 0.3%
250,000	Maine Municipal Bond Bank, Miscellaneous Purpose Revenue, Taxable, 1.708%, 6/1/16	251,070

	New Jersey — 0.4%
320,000	New Jersey Economic Development Authority, School Facilities Construction Refunding Revenue, Series 00, 1.059%, 3/1/16	319,984

	Puerto Rico — 0.4%
325,000	Puerto Rico Municipal Finance Agency, Public Improvements, G.O., Series A, Callable 2/8/2016 100 (AGM, Government GTD), 5.250%, 8/1/18	326,170

	Washington — 0.5%
390,000	Providence Health & Services Obligated Group Revenue, Taxable, 1.562%, 10/1/17(b)	391,647

	Total Municipal Bonds (Cost $1,730,069)	1,737,818

Continued

Sterling Capital Short Duration Bond Fund

Schedule of Portfolio Investments — (continued)

December 31, 2015 (Unaudited)

Principal Amount		Fair Value
U.S. TREASURY NOTE — 2.4%

$ 800,000	1.500%, 3/31/19	$ 802,282
1,146,100	1.750%, 10/31/20	1,144,310

	Total U.S. Treasury Note (Cost $1,947,067)	1,946,592

PREFERRED STOCKS — 0.2%

	Financials — 0.2%
5,755	Ally Financial, Inc., Series A, 8.500%(b)	148,249
	Total Preferred Stocks (Cost $153,656)	148,249

MONEY MARKET FUND — 1.4%

1,175,432	Federated Treasury Obligations Fund, Institutional Shares, 0.070%(d)	1,175,432
	Total Money Market Fund (Cost $1,175,432)	1,175,432
Total Investments — 99.6% (Cost $83,555,132)		82,335,305
Net Other Assets (Liabilities) — 0.4%		299,056

NET ASSETS — 100.0%		$82,634,361

(a)

Rule 144A, Section 4(2) or other security that is restricted as to resale to qualified institutional investors. The Advisor, using Board approved procedures, has deemed these securities or a portion of these securities to be liquid.

(b)

The interest rate for this variable rate note, which will change periodically, is based either on the prime rate or an index of market rates. The reflected rate is in effect as of December 31, 2015. The maturity date reflected is the final maturity date.

(c)	Represents that all or a portion of the security was pledged as collateral for securities purchased on a when-issued basis.
(d)	Represents the current yield as of report date.

AGM — Assured Guaranty Municipal Corp.

BKNT — Bank Note

G.O. — General Obligation

GMTN — Global Medium Term Note

GTD — Guaranteed

MTN — Medium Term Note

REIT — Real Estate Investment Trust

STEP — Step Coupon Bond

See accompanying Notes to the Schedules of Portfolio Investments.

Sterling Capital Intermediate U.S. Government Fund

Schedule of Portfolio Investments

December 31, 2015 (Unaudited)

Principal Amount		Fair Value
ASSET BACKED SECURITIES — 1.2%

	Asset Backed Securities — 1.2%
$ 250,000	United States Small Business Administration, Series 2015-20G, Class 1, 2.880%, 7/1/35	$252,257
110,000	United States Small Business Administration, Series 2015-20H, Class 1, 2.820%, 8/1/35	110,326

	Total Asset Backed Securities (Cost $360,000)	362,583

COLLATERALIZED MORTGAGE OBLIGATIONS — 6.0%
893,041	Fannie Mae, Series 2010-129, Class NA, 3.500%, 3/25/25	919,893
469,788	Freddie Mac, Series 3644, Class BA, 4.500%, 2/15/29	482,043
337,742	Ginnie Mae, Series 1999-17, Class F, 0.645%, 5/16/29(a)	338,825

	Total Collateralized Mortgage Obligations (Cost $1,728,038)	1,740,761

COMMERCIAL MORTGAGE-BACKED SECURITIES — 0.5%
140,000	Freddie Mac Multifamily Structured Pass Through Certificates, Series K049, Class A2, 3.010%, 7/25/25	139,561

	Total Commercial Mortgage-Backed Securities (Cost $144,061)	139,561

CORPORATE BONDS — 3.4%

	Financials — 3.4%
500,000	Morgan Stanley, 2.125%, 4/25/18	500,668
100,000	National Rural Utilities Cooperative Finance Corp., MTN, 0.950%, 4/24/17	99,519
200,000	State Street Corp., 2.550%, 8/18/20	202,489
200,000	Wells Fargo & Co., GMTN, 2.600%, 7/22/20	199,488

	Total Corporate Bonds (Cost $988,892)	1,002,164

MORTGAGE-BACKED SECURITIES — 8.1%

	Fannie Mae — 7.4%
1,824,160	3.584%, 9/1/20, Pool #FN0000	1,903,658
138,071	5.500%, 1/1/33, Pool #678321	153,729
99,082	6.000%, 7/1/37, Pool #938378	106,927

		2,164,314

	Ginnie Mae — 0.7%
177,013	5.000%, 11/20/38, Pool #4283	186,726

	Total Mortgage-Backed Securities (Cost $2,230,328)	2,351,040

MUNICIPAL BONDS — 0.8%

	New York — 0.5%
150,000	New York, NY, Public Improvements, Taxable, G.O., Series A-1, 3.823%, 10/1/16	153,291

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)

	Texas — 0.3%
$ 60,000	Bexar County, TX, Build America Bonds, Public Improvements G.O., Taxable, Series C, Callable 6/15/19 @ 100, 6.628%, 6/15/39	$68,325

	Total Municipal Bonds (Cost $221,899)	221,616

U.S. GOVERNMENT AGENCIES — 38.8%

	Fannie Mae — 11.3%
1,000,000	2.750%, 4/3/28, STEP	996,989
200,000	2.350%, 4/28/28, STEP	199,053
1,000,000	6.250%, 5/15/29	1,355,773
500,000	7.125%, 1/15/30	732,612

		3,284,427

	Federal Farm Credit Bank — 12.8%
3,000,000	4.670%, 2/27/18	3,218,427
250,000	3.230%, 12/21/26	248,517
250,000	3.480%, 9/11/30	245,460

		3,712,404

	Federal Home Loan Bank — 9.4%
2,250,000	0.375%, 2/19/16	2,250,036
500,000	1.750%, 6/30/22, Class 1, STEP	498,087

		2,748,123

	Freddie Mac — 5.3%
500,000	4.875%, 6/13/18	542,972
500,000	2.375%, 1/13/22	506,946
500,000	3.000%, 8/27/27	488,976

		1,538,894

	Total U.S. Government Agencies (Cost $10,999,685)	11,283,848

U.S. TREASURY NOTES — 38.0%

1,077,510	0.125%, 4/15/16(b)	1,073,315
1,000,000	3.000%, 2/28/17	1,024,219
250,000	1.875%, 9/30/17	253,526
1,015,020	0.125%, 4/15/19(b)	1,009,060
500,000	1.250%, 4/30/19	496,817
507,810	0.125%, 4/15/20(b)	501,337
1,000,000	2.125%, 8/31/20	1,016,133
1,000,000	3.125%, 5/15/21	1,063,516
500,000	1.625%, 8/15/22	487,012
750,000	2.000%, 2/15/23	745,635
1,135,000	2.750%, 2/15/24	1,182,218
502,075	0.250%, 1/15/25(b)	479,227
760,000	2.125%, 5/15/25	750,084
1,000,000	2.000%, 8/15/25	975,039

	Total U.S. Treasury Notes (Cost $11,210,185)	11,057,138

Shares
MONEY MARKET FUND — 2.7%

792,648	Federated Treasury Obligations Fund, Institutional Shares, 0.070%(c)	792,648
	Total Money Market Fund (Cost $792,648)	792,648

Continued

Sterling Capital Intermediate U.S. Government Fund

Schedule of Portfolio Investments — (continued)

December 31, 2015 (Unaudited)

Fair Value
Total Investments — 99.5% (Cost $28,675,736)	$28,951,359
Net Other Assets (Liabilities) — 0.5%	146,452
NET ASSETS — 100.0%	$29,097,811

(a)	The interest rate for this variable rate note, which will change periodically, is based either on the prime rate or an index of market rates. The reflected rate is in effect as of December 31, 2015. The maturity date reflected is the final maturity date.
(b)	Inflation protection security. Principal amount periodically adjusted for inflation.
(c)	Represents the current yield as of report date.

G.O. — General Obligation

GMTN — Global Medium Term Note

MTN - Medium Term Note

STEP — Step Coupon Bond

See accompanying Notes to the Schedules of Portfolio Investments.

Sterling Capital Total Return Bond Fund

Schedule of Portfolio Investments

December 31, 2015 (Unaudited)

Principal Amount		Fair Value
ASSET BACKED SECURITIES — 12.8%

$3,000,000	AmeriCredit Automobile Receivables Trust, Series 2014-4, Class B, 1.870%, 12/9/19	$ 2,988,755
4,120,000	AmeriCredit Automobile Receivables Trust, Series 2015-1, Class B, 1.880%, 3/9/20	4,083,378
978,914	Argent Securities, Inc. Pass Through Certificates, Series 2005-W3, Class A2D, 0.762%, 11/25/35(a)	949,690
3,330,000	Avis Budget Rental Car Funding AESOP, LLC, Series 2014-1A, Class A, 2.460%, 7/20/20(b.	3,340,542
9,154,000	Avis Budget Rental Car Funding AESOP, LLC, Series 2014-2A, Class A, 2.500%, 2/20/21(b)	9,134,287
2,320,000	Bear Stearns Asset Backed Securities I Trust, Series 2004-BO1, Class M5, 1.822%, 10/25/34(a)	2,322,400
6,715,000	Capital One Multi-Asset Execution Trust, Series 2007-A5, Class A5, 0.371%, 7/15/20(a)	6,681,592
1,018,000	CarMax Auto Owner Trust, Series 2013-2, Class A4, 0.840%, 11/15/18	1,010,136
2,478,000	Chase Issuance Trust, Series 2014-A2, Class A2, 2.770%, 3/15/23	2,517,041
3,210,000	Discover Card Execution Note Trust, Series 2014-A4, Class A4, 2.120%, 12/15/21	3,220,974
6,360,000	Encore Credit Receivables Trust, Series 2005-4, Class M2, 0.862%, 1/25/36(a)	5,894,846
6,034,000	Ford Credit Auto Owner Trust, Series 2014-2, Class A, 2.310%, 4/15/26(b)	6,024,093
4,000,000	Ford Credit Auto Owner Trust, Series 2015-1, Class A, 2.120%, 7/15/26(b)	3,949,550
3,000,000	JP Morgan Mortgage Acquisition Corp., Series 2005-OPT1, Class M2, 0.892%, 6/25/35(a)	2,801,056
1,648,026	Long Beach Mortgage Loan Trust, Series 2006-WL2, Class 2A3, 0.622%, 1/25/36(a)	1,590,566
1,311,762	New Century Home Equity Loan Trust, Series 2003-4, Class M1, 1.547%, 10/25/33(a)	1,260,062
3,550,000	Park Place Securities, Inc., Series 2005-WHQ2, Class M2, 1.112%, 5/25/35(a)	3,353,919
349,014	Park Place Securities, Inc. Pass Through Certificates, Series 2005-WHQ1, Class M2, 1.172%, 3/25/35(a)	347,355
2,680,000	RAMP Trust, Series 2005-RZ4, Class M2, 0.922%, 11/25/35(a)	2,327,069
4,500,000	Santander Drive Auto Receivables Trust, Series 2014-5, Class B, 1.760%, 9/16/19	4,499,890
2,418,000	Santander Drive Auto Receivables Trust, Series 2015-3, Class B, 2.070%, 4/15/20	2,411,462
7,910,000	Santander Drive Auto Receivables Trust, Series 2015-4, Class B, 2.260%, 6/15/20	7,907,209
3,615,810	Securitized Asset Backed Receivables, LLC Trust, Series 2005-OP2, Class A2C, 0.742%, 10/25/35(a)	3,460,651
3,850,000	United States Small Business Administration, Series 2015-20H, Class 1, 2.820%, 8/1/35	3,861,401

	Total Asset Backed Securities (Cost $86,058,092)	85,937,924

COLLATERALIZED MORTGAGE OBLIGATIONS — 7.6%

567,300	Adjustable Rate Mortgage Trust, Series 2004-5, Class 4A1, 2.728%, 4/25/35(a)	554,250
727,327	Banc of America Alternative Loan Trust, Series 2004-10, Class 1CB1, 6.000%, 11/25/34	755,201

Principal Amount		Fair Value
COLLATERALIZED MORTGAGE OBLIGATIONS — (continued)

$3,046,224	Banc of America Funding Trust, Series 2005-B, Class 3A1, 0.632%, 4/20/35(a)	$2,886,787
1,079,397	Banc of America Funding Trust, Series 2006-2, Class 3A1, 6.000%, 3/25/36	1,095,338
184,096	Banc of America Mortgage Trust, Series 2005-3, Class 1A24, 5.500%, 4/25/35	186,906
155,580	Citigroup Mortgage Loan Trust, Inc., Series 2004-NCM2, Class 3CB2, 6.500%, 8/25/19	162,409
823,444	Countrywide Alternative Loan Trust, Series 2004-22CB, Class 1A1, 6.000%, 10/25/34	866,700
229,267	Countrywide Home Loan Mortgage Pass Through Trust, Series 2004-3, Class A4, 5.750%, 4/25/34	238,572
88,870	Credit Suisse First Boston Mortgage Securities Corp., Series 2005-2, Class 4A1, 5.250%, 2/25/20	89,100
620,367	Credit Suisse First Boston Mortgage Securities Corp., Series 2004-1, Class 2A1, 6.500%, 2/25/34	655,174
138,291	Credit Suisse First Boston Mortgage Securities Corp., Series 2005-6, Class 2A3, 5.500%, 7/25/35	142,160
1,090,375	Fannie Mae, Series 2013-133, Class AV, 4.000%, 12/25/26	1,179,972
2,111,146	Fannie Mae, Series 2014-39, Class VP, 3.000%, 8/1/27	2,169,478
2,966,197	Fannie Mae, Series 2011-38, Class D, 4.500%, 5/25/41	3,246,169
4,872,993	FirstKey Mortgage Trust, Series 2014-1, Class A12, 3.500%, 11/1/44(a)(b)	4,867,360
1,589,243	Freddie Mac, Series 3768, Class V, 4.000%, 11/15/23	1,702,467
2,993,540	Freddie Mac, Series 4387, Class VM, 4.000%, 11/1/25	3,220,425
2,055,970	Freddie Mac, Series 4287, Class V, 4.500%, 10/1/26	2,251,224
367,773	Freddie Mac, Series 4136, Class HZ, 3.500%, 11/15/27	382,041
2,980,434	Freddie Mac, Series 4331, Class V, 4.000%, 11/1/28	3,217,803
1,777,902	Freddie Mac, Series 3632, Class PK, 5.000%, 2/15/40	1,943,215
3,631,038	Freddie Mac, Series 4077, Class PJ, 3.500%, 11/15/40	3,802,588
2,125,837	Freddie Mac, Series 4328, Class KD, 3.000%, 8/15/43	2,191,450
925,037	Ginnie Mae, Series 2008-51, Class PG, 5.000%, 6/20/38	993,296
793,836	MASTR Alternative Loan Trust, Series 2003-5, Class 8A1, 5.500%, 6/25/33	818,203
823,383	MASTR Alternative Loan Trust, Series 2004-13, Class 3A1, 6.500%, 1/25/35	819,194
157,208	MASTR Asset Securitization Trust, Series 2003-4, Class 5A1, 5.500%, 5/25/33	161,476
250,220	MASTR Seasoned Securitization Trust, Series 2005-2, Class 1A1, 5.130%, 10/25/32	251,049
711,681	PHHMC Trust, Series 2007-6, Class A1, 5.395%, 12/18/37(a)	708,878
77,399	RAAC Trust, Series 2004-SP3, Class AI5, 4.890%, 12/25/32(a)	79,005

Continued

Sterling Capital Total Return Bond Fund

Schedule of Portfolio Investments — (continued)

December 31, 2015 (Unaudited)

Principal Amount		Fair Value
COLLATERALIZED MORTGAGE OBLIGATIONS — (continued)

$1,009,528	RAAC Trust, Series 2004-SP1, Class AI3, STEP, 6.118%, 3/25/34	$ 1,038,601
916,647	RALI Trust, Series 2005-QR1, Class A, 6.000%, 10/25/34	959,357
503,799	Residential Asset Securitization Trust, Series 2004-IP2, Class 4A, 2.632%, 12/25/34(a)	490,651
1,320,155	Specialty Underwriting & Residential Finance Trust, Series 2004-AA1, Class 1A1, 5.000%, 10/25/34	1,331,126
1,139,032	Structured Adjustable Rate Mortgage Loan Trust, Series 2004-6, Class 4A1, 2.546%, 6/25/34(a)	1,136,284
366,279	Structured Asset Securities Corp. Trust, Series 2005-6, Class 5A2, 5.000%, 5/25/35	373,418
203,102	Structured Asset Securities Corp. Trust, Series 2005-6, Class 5A1, 5.000%, 5/25/35	207,060
124,016	Wells Fargo Mortgage Backed Securities Trust, Series 2007-3, Class 3A1, 5.500%, 4/25/22	125,996
952,511	Wells Fargo Mortgage Backed Securities Trust, Series 2004-BB, Class A2, 2.847%, 1/25/35(a)	955,138
357,129	Wells Fargo Mortgage Backed Securities Trust, Series 2005-4, Class A4, 5.000%, 4/25/35	363,833
1,851,244	Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR16, Class 6A3, 2.735%, 10/25/35(a)	1,858,890
206,784	Wells Fargo Mortgage Backed Securities Trust, Series 2007-16, Class 1A1, 6.000%, 12/28/37	214,438

	Total Collateralized Mortgage Obligations (Cost $50,197,034)	50,692,682

COMMERCIAL MORTGAGE-BACKED SECURITIES — 17.2%

3,155,163	Banc of America Commercial Mortgage Trust, Series 2006-3, Class A4, 5.889%, 7/10/44(a)	3,171,820
1,710,000	Banc of America Commercial Mortgage Trust, Series 2006-4, Class AM, 5.675%, 7/10/46	1,745,666
3,458,986	Banc of America Commercial Mortgage Trust, Series 2006-5, Class A4, 5.414%, 9/10/47	3,499,039
2,982,639	Banc of America Commercial Mortgage Trust, Series 2007-5, Class A4, 5.492%, 2/10/51	3,089,258
615,506	Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2005-1, Class AJ, 5.338%, 11/10/42(a)	614,821
244,134	Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2005-3, Class AM, 4.727%, 7/10/43	243,743
4,882,785	BCAP, LLC Trust, Series 2013-RR4, Class A4A2, 2.000%, 2/13/51(b)	4,824,889
2,500,000	Bear Stearns Commercial Mortgage Securities Trust, Series 2007-T28, Class AM, 5.835%, 9/11/42(a)	2,649,716
2,085,000	Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW18, Class A4, 5.700%, 6/11/50	2,173,502
2,534,072	CD Commercial Mortgage Trust, Series 2007-CD4, Class A4, 5.322%, 12/11/49	2,576,729
1,575,000	Citigroup Commercial Mortgage Trust, Series 2007-C6, Class A4, 5.710%, 12/10/49(a)	1,627,553

Principal Amount		Fair Value
COMMERCIAL MORTGAGE-BACKED SECURITIES — (continued)

$ 966,000	COMM Mortgage Trust, Series 2012-CR4, Class A3, 2.853%, 10/15/45	$ 957,561
3,545,000	COMM Mortgage Trust, Series 2013-CR12, Class A4, 4.046%, 10/1/46	3,740,549
4,050,000	COMM Mortgage Trust, Series 2006-C8, Class AM, 5.347%, 12/10/46	4,147,919
892,000	COMM Mortgage Trust, Series 2014-CR16, Class A4, 4.051%, 4/10/47	937,667
1,208,000	COMM Mortgage Trust, Series 2014-LC17, Class A5, 3.917%, 10/10/47	1,253,557
1,344,000	COMM Mortgage Trust, Series 2014-CR20, Class A4, 3.590%, 11/1/47	1,361,721
2,448,706	COMM Mortgage Trust, Series 2007-C9, Class A4, 5.796%, 12/10/49(a)	2,539,976
1,500,000	Commercial Mortgage Loan Trust, Series 2008-LS1, Class ASM, 6.044%, 12/10/49(a)	1,573,321
1,072,416	Credit Suisse Commercial Mortgage Trust, Series 2007-C4, Class A4, 5.949%, 9/1/39(a)	1,116,178
1,675,000	Freddie Mac Multifamily Structured Pass Through Certificates, Series K047, Class A2, 3.329%, 5/25/25	1,715,572
2,000,000	Freddie Mac Multifamily Structured Pass Through Certificates, Series K049, Class A2, 3.010%, 7/25/25	1,993,734
2,524,000	GS Mortgage Securities Trust, Series 2014-GC24, Class A5, 3.931%, 9/10/47	2,626,099
1,397,000	JPMBB Commercial Mortgage Securities Trust, Series 2014-C23, Class A5, 3.934%, 9/15/47	1,450,920
4,000,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2010-C1, Class B, 5.951%, 6/1/43(b)	4,274,649
2,012,589	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2006-CB16, Class A4, 5.552%, 5/12/45	2,036,207
2,350,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2006-CB16, Class AM, 5.593%, 5/12/45	2,379,825
4,000,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2011-C3, Class B, 5.013%, 2/15/46(a)(b)	4,273,286
1,942,724	LB-UBS Commercial Mortgage Trust, Series 2007-C1, Class A4, 5.424%, 2/15/40	1,987,249
1,730,000	LB-UBS Commercial Mortgage Trust, Series 2007-C7, Class AM, 6.156%, 9/15/45(a)	1,851,325
3,273,277	Merrill Lynch Mortgage Trust, Series 2008-C1, Class A4, 5.690%, 2/12/51	3,441,155
1,680,000	Merrill Lynch Mortgage Trust, Series 2008-C1, Class AM, 6.266%, 2/12/51(a)	1,804,581
2,315,356	ML-CFC Commercial Mortgage Trust, Series 2007-7, Class A4, 5.743%, 6/12/50(a)	2,402,753
660,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C18, Class A4, 3.923%, 10/15/47	687,420
1,950,000	Morgan Stanley Capital I Trust, Series 2007-T27, Class AM, 5.645%, 6/11/42(a)	2,039,883
4,154,355	Morgan Stanley Capital I Trust, Series 2008-T29, Class A4, 6.268%, 1/11/43(a)	4,420,575
1,717,401	Morgan Stanley Capital I Trust, Series 2006-HQ8, Class AM, 5.480%, 3/12/44(a)	1,716,465
4,000,000	Morgan Stanley Capital I Trust, Series 2011-C1, Class B, 5.438%, 9/1/47(a)(b)	4,392,609

Continued

Sterling Capital Total Return Bond Fund

Schedule of Portfolio Investments — (continued)

December 31, 2015 (Unaudited)

Principal Amount		Fair Value
COMMERCIAL MORTGAGE-BACKED SECURITIES — (continued)

$ 640,000	Morgan Stanley Capital I Trust, Series 2011-C1, Class C, 5.438%, 9/1/47(a)(b)	$694,855
4,535,000	Morgan Stanley Capital I Trust, Series 2007-IQ14, Class A5, 5.696%, 4/15/49(a)	4,727,083
1,050,000	Wachovia Bank Commercial Mortgage Trust, Series 2004-C11, Class B, 5.306%, 1/15/41(a)	1,051,693
502,690	Wachovia Bank Commercial Mortgage Trust, Series 2007-C30, Class A3, 5.246%, 12/15/43	503,008
1,762,798	Wachovia Bank Commercial Mortgage Trust, Series 2006-C27, Class A3, 5.765%, 7/15/45(a)	1,760,602
2,102,290	Wachovia Bank Commercial Mortgage Trust, Series 2006-C28, Class A4, 5.572%, 10/15/48	2,132,077
2,000,000	Wells Fargo Commercial Mortgage Trust, Series 2010-C1, Class A2, 4.393%, 11/15/43(b)	2,133,856
2,306,000	Wells Fargo Commercial Mortgage Trust, Series 2015-P2, Class A4, 3.809%, 12/15/48	2,360,965
825,000	WF-RBS Commercial Mortgage Trust, Series 2011-C2, Class A4, 4.869%, 2/15/44(a)(b)	900,933
2,000,000	WF-RBS Commercial Mortgage Trust, Series 2011-C2, Class B, 5.174%, 2/15/44(a)(b)	2,148,269
1,000,000	WF-RBS Commercial Mortgage Trust, Series 2011-C3, Class A4, 4.375%, 3/15/44(b)	1,071,114
1,250,000	WF-RBS Commercial Mortgage Trust, Series 2012-C8, Class AS, 3.660%, 8/15/45	1,285,493
3,716,000	WF-RBS Commercial Mortgage Trust, Series 2014-C22, Class A5, 3.752%, 9/15/57	3,814,561
1,008,000	WF-RBS Commercial Mortgage Trust, Series 2014-C23, Class A5, 3.917%, 10/15/57	1,046,989

	Total Commercial Mortgage-Backed Securities (Cost $119,631,299)	114,970,990

CORPORATE BONDS — 39.3%
	Consumer Discretionary — 3.1%
1,393,000	21st Century Fox America, Inc., 5.400%, 10/1/43	1,449,957
2,365,000	Comcast Corp., 4.200%, 8/15/34	2,342,748
1,875,000	Daimler Finance North America, LLC, 1.600%, 8/3/17(b)	1,865,025
1,300,000	ERAC USA Finance, LLC, 5.625%, 3/15/42(b)	1,395,216
1,306,000	Ford Motor Co., 7.450%, 7/16/31	1,611,621
2,915,000	Ford Motor Credit Co., LLC, 1.233%, 3/27/17(a)	2,876,263
1,655,000	General Motors Financial Co., Inc., 3.200%, 7/13/20	1,629,518
1,309,000	Hanesbrands, Inc., 6.375%, 12/15/20	1,354,815
1,633,000	Lear Corp., 5.375%, 3/15/24	1,677,907
1,015,000	Lowe’s Cos., Inc., 5.800%, 4/15/40	1,216,263
1,300,000	Omnicom Group, Inc., 3.650%, 11/1/24	1,287,709
1,615,000	Toll Brothers Finance Corp., 6.750%, 11/1/19	1,776,500

		20,483,542

	Consumer Staples — 0.8%
1,665,000	Altria Group, Inc., 5.375%, 1/31/44	1,790,941
1,322,000	CVS Health Corp., 6.125%, 9/15/39	1,543,680

Principal Amount		Fair Value
CORPORATE BONDS — (continued)

	Consumer Staples — (continued)

$2,013,000	Reynolds American, Inc., 5.850%, 8/15/45	$2,237,933

		5,572,554

	Energy — 3.4%
1,200,000	Buckeye Partners LP, 4.150%, 7/1/23	1,028,158
1,475,000	CNOOC Nexen Finance, 4.250%, 4/30/24	1,486,688
1,050,000	Continental Resources, Inc., 7.125%, 4/1/21	973,754
1,425,000	Enable Midstream Partners LP, 5.000%, 5/15/44	840,716
1,697,000	Energy Transfer Partners LP, 4.050%, 3/15/25	1,393,678
1,330,000	EnLink Midstream Partners LP, 5.050%, 4/1/45	824,706
1,180,000	Enterprise Products Operating, LLC, 5.950%, 2/1/41	1,083,876
1,123,000	Halliburton Co., 3.375%, 11/15/22	1,105,182
1,165,000	Magellan Midstream Partners LP, 6.550%, 7/15/19	1,271,891
680,000	MPLX LP, 4.875%, 6/1/25(b)	608,600
856,000	NuStar Logistics LP, 8.150%, 4/15/18	874,190
1,575,000	Oceaneering International, Inc., 4.650%, 11/15/24	1,321,663
1,745,000	Petrobras Global Finance BV, 3.875%, 1/27/16	1,738,020
1,177,000	Phillips 66, 5.875%, 5/1/42	1,179,773
1,629,000	Regency Energy Partners LP/Regency Energy Finance Corp., 6.500%, 7/15/21	1,637,145
1,528,000	Shell International Finance BV, 4.550%, 8/12/43	1,485,254
910,000	Spectra Energy Capital, LLC, 8.000%, 10/1/19	1,034,944
1,790,000	Statoil ASA, 4.800%, 11/8/43	1,815,454
1,353,000	Williams Partners LP/ACMP Finance Corp., 6.125%, 7/15/22	1,279,895

		22,983,587

	Financials — 23.0%
1,570,000	ACE INA Holdings, Inc., 4.350%, 11/3/45	1,595,327
1,928,000	AerCap Ireland Capital, Ltd./AerCap Global Aviation Trust, 4.250%, 7/1/20	1,942,460
2,175,000	Alexandria Real Estate Equities, Inc., REIT, 2.750%, 1/15/20	2,138,227
1,857,000	Allied World Assurance Co. Holdings, Ltd., 4.350%, 10/29/25	1,827,999
2,230,000	Ally Financial, Inc., 3.600%, 5/21/18	2,230,000
1,800,000	American International Group, Inc., 4.800%, 7/10/45	1,740,337
1,486,000	Apollo Management Holdings LP, 4.000%, 5/30/24(b)	1,467,479
1,545,000	Ares Finance Co., LLC, 4.000%, 10/8/24(b)	1,433,083
1,624,000	Aspen Insurance Holdings, Ltd., 4.650%, 11/15/23	1,663,851
1,800,000	Athene Global Funding, 2.875%, 10/23/18(b)	1,770,952
4,035,000	Bank of America Corp., MTN, 6.875%, 4/25/18.	4,451,642
1,282,000	Bank of America Corp., MTN, 5.875%, 2/7/42	1,496,194
1,874,000	Bank of America Corp., Series K, 8.000%, 7/29/49(a)	1,906,795
2,111,000	Brixmor Operating Partnership LP, REIT, 3.850%, 2/1/25	2,051,012
1,950,000	Capital One Financial Corp., 3.200%, 2/5/25	1,884,940
1,515,000	CBRE Services, Inc., 5.250%, 3/15/25	1,534,586
1,950,000	CIT Group, Inc., 4.250%, 8/15/17	1,993,875
2,500,000	Citigroup, Inc., 2.062%, 5/15/18(a)	2,542,323
2,031,000	Citigroup, Inc., 4.400%, 6/10/25	2,051,326

Continued

Sterling Capital Total Return Bond Fund

Schedule of Portfolio Investments — (continued)

December 31, 2015 (Unaudited)

Principal Amount		Fair Value
CORPORATE BONDS — (continued)

	Financials — (continued)
$1,670,000	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, 3.950%, 11/9/22	$1,690,414
1,815,000	Credit Suisse, MTN, 3.625%, 9/9/24	1,829,273
1,849,000	CubeSmart LP, REIT, 4.800%, 7/15/22	1,968,958
1,315,000	Dai-ichi Life Insurance Co., Ltd. (The), 5.100%, 10/29/49(a)(b)	1,367,600
1,650,000	First Data Corp., 6.750%, 11/1/20(b)	1,730,437
1,412,000	GE Capital International Funding Co., 4.418%, 11/15/35(b)	1,440,921
974,000	General Electric Capital Corp., GMTN, 6.875%, 1/10/39	1,327,632
2,166,000	Goldman Sachs Group, Inc. (The), 1.476%, 4/23/20(a)	2,169,208
4,493,000	Goldman Sachs Group, Inc. (The), 4.250%, 10/21/25	4,458,660
1,552,000	Goldman Sachs Group, Inc. (The), 6.250%, 2/1/41	1,851,229
1,275,000	Goodman Funding Pty, Ltd., REIT, 6.375%, 11/12/20(b)	1,446,410
2,136,000	HCP, Inc., REIT, 4.000%, 6/1/25	2,085,618
1,976,000	Healthcare Trust of America Holdings LP, REIT, 3.700%, 4/15/23	1,915,206
1,570,000	Horace Mann Educators Corp., 4.500%, 12/1/25	1,569,808
1,622,000	Host Hotels & Resorts LP, REIT, Series D, 3.750%, 10/15/23	1,563,829
1,934,000	HSBC Finance Corp., 6.676%, 1/15/21	2,219,605
2,785,000	Huntington National Bank (The), 2.000%, 6/30/18	2,767,460
1,560,000	iStar, Inc., REIT, 4.000%, 11/1/17	1,529,580
1,711,000	Jones Lang LaSalle, Inc., 4.400%, 11/15/22	1,754,353
3,275,000	JPMorgan Chase & Co., 3.875%, 9/10/24	3,257,787
1,597,000	JPMorgan Chase & Co., Series 1, 7.900%, 4/29/49(a)	1,625,746
2,000,000	KeyBank NA, BKNT, 2.500%, 12/15/19	2,002,778
1,543,000	KeyCorp, MTN, 2.300%, 12/13/18	1,545,294
1,175,000	Kilroy Realty LP, REIT, 4.375%, 10/1/25	1,190,129
1,100,000	Kimco Realty Corp., REIT, 3.400%, 11/1/22	1,089,648
1,680,000	KKR Group Finance Co. III, LLC, 5.125%, 6/1/44(b)	1,645,313
1,275,000	Liberty Mutual Group, Inc., 7.800%, 3/15/37(b)	1,453,500
1,650,000	Lloyds Banking Group PLC, 5.300%, 12/1/45(b)	1,674,374
1,652,000	Macquarie Bank, Ltd., 6.625%, 4/7/21(b)	1,850,704
870,000	Massachusetts Mutual Life Insurance Co., 8.875%, 6/1/39(b)	1,263,327
1,750,000	Meiji Yasuda Life Insurance Co., 5.200%, 10/20/45(a)(b)	1,798,125
1,000,000	MetLife, Inc., 7.717%, 2/15/19	1,161,811
1,068,000	MetLife, Inc., 4.600%, 5/13/46	1,075,064
2,860,000	Morgan Stanley, 4.300%, 1/27/45	2,728,749
3,735,000	Morgan Stanley, GMTN, 6.625%, 4/1/18	4,095,540
1,642,000	National Retail Properties, Inc., REIT, 4.000%, 11/15/25	1,612,659
1,670,000	National Rural Utilities Cooperative Finance Corp., 4.750%, 4/30/43(a)	1,647,288
2,200,000	Nationwide Building Society, 3.900%, 7/21/25(b)	2,269,285
987,000	Nationwide Mutual Insurance Co., 9.375%, 8/15/39(b)	1,432,569

Principal Amount		Fair Value
CORPORATE BONDS — (continued)

	Financials — (continued)
$1,655,000	Nippon Life Insurance Co., 5.100%, 10/16/44(a)(b)	$1,729,475
1,000,000	Ohio National Life Insurance Co., 6.875%, 6/15/42(b)	1,205,319
1,650,000	Old Republic International Corp., 4.875%, 10/1/24	1,690,862
1,447,000	Pacific LifeCorp, 5.125%, 1/30/43(b)	1,474,285
500,000	PNC Bank NA, BKNT, 4.875%, 9/21/17	524,341
1,007,000	PNC Bank NA, BKNT, 6.000%, 12/7/17	1,078,176
2,008,000	Prologis LP, 4.250%, 8/15/23	2,112,808
570,000	Prologis LP, 3.750%, 11/1/25	565,424
1,505,000	Prudential Financial, Inc., 8.875%, 6/15/38(a)	1,693,125
1,065,000	Reinsurance Group of America, Inc., 5.625%, 3/15/17	1,109,904
1,390,000	Retail Opportunity Investments Partnership LP, REIT, 5.000%, 12/15/23	1,419,218
1,670,000	Royal Bank of Canada, GMTN, 2.200%, 7/27/18	1,683,485
1,450,000	Royal Bank of Scotland Group PLC, 4.700%, 7/3/18	1,505,151
736,000	Senior Housing Properties Trust, REIT, 6.750%, 4/15/20	813,973
1,473,000	Simon Property Group LP, REIT, 10.350%, 4/1/19	1,807,599
1,710,000	Sirius International Group, Ltd., 6.375%, 3/20/17(b)	1,746,787
1,350,000	Standard Chartered Bank, 6.400%, 9/26/17(b)	1,435,128
1,735,000	Symetra Financial Corp., 4.250%, 7/15/24	1,748,684
3,140,000	TIAA Asset Management Finance Co., LLC, 2.950%, 11/1/19(b)	3,146,258
1,062,000	Transatlantic Holdings, Inc., 8.000%, 11/30/39	1,364,423
805,000	Validus Holdings, Ltd., 8.875%, 1/26/40	1,006,469
1,304,000	Ventas Realty LP, REIT, 5.700%, 9/30/43	1,432,421
1,855,000	Vereit Operating Partnership LP, REIT, 2.000%, 2/6/17	1,836,450
1,595,000	Wachovia Corp., 5.500%, 8/1/35	1,772,552
1,350,000	WEA Finance, LLC / Westfield UK & Europe Finance PLC, 4.750%, 9/17/44(b)	1,322,721
2,400,000	Wells Fargo & Co., GMTN, 4.300%, 7/22/27	2,451,682
2,100,000	Welltower, Inc., REIT, 4.950%, 1/15/21	2,251,549
1,415,000	XLIT, Ltd., 4.450%, 3/31/25	1,385,643

		154,142,211

	Health Care — 1.8%
1,625,000	Actavis Funding SCS, 3.800%, 3/15/25	1,616,701
1,754,000	Boston Scientific Corp., 3.375%, 5/15/22	1,730,331
1,360,000	Celgene Corp., 2.875%, 8/15/20	1,349,748
1,607,000	CHS/Community Health Systems, Inc., 5.125%, 8/15/18	1,615,035
1,133,000	Humana, Inc., 4.950%, 10/1/44	1,125,534
1,675,000	Medtronic, Inc., 4.375%, 3/15/35	1,693,160
1,730,000	Quintiles Transnational Corp., 4.875%, 5/15/23(b)	1,738,650
1,300,000	UnitedHealth Group, Inc., 2.700%, 7/15/20	1,313,620

		12,182,779

	Industrials — 2.9%
1,381,000	Burlington Northern Santa Fe, LLC, 4.950%, 9/15/41	1,407,790
1,690,000	Fortune Brands Home & Security, Inc., 3.000%, 6/15/20	1,680,778

Continued

Sterling Capital Total Return Bond Fund

Schedule of Portfolio Investments — (continued)

December 31, 2015 (Unaudited)

Principal Amount		Fair Value
CORPORATE BONDS — (continued)

	Industrials — (continued)
$3,077,996	General Electric Co., Series B, 4.100%, 12/29/49(a)	$ 3,070,301
1,478,000	LSB Industries, Inc., 7.750%, 8/1/19	1,226,740
1,655,000	Penske Truck Leasing Co. LP/PTL Finance Corp., 4.875%, 7/11/22(b)	1,721,356
1,400,000	Republic Services, Inc., 3.550%, 6/1/22	1,429,663
457,000	Republic Services, Inc., 6.200%, 3/1/40	535,539
2,100,000	Ryder System, Inc., MTN, 2.500%, 5/11/20	2,045,312
1,245,000	SBA Tower Trust, 2.898%, 10/15/19(b)	1,216,625
1,701,000	United Rentals North America, Inc., 7.375%, 5/15/20	1,794,555
1,560,000	Verisk Analytics, Inc., 5.800%, 5/1/21	1,728,659
1,335,000	Waste Management, Inc., 4.100%, 3/1/45	1,241,587

		19,098,905

	Information Technology — 0.5%
1,300,000	Alibaba Group Holding, Ltd., 2.500%, 11/28/19	1,270,045
1,673,000	Microsoft Corp., 4.750%, 11/3/55	1,732,885

		3,002,930

	Materials — 1.5%
2,635,000	Glencore Funding, LLC, 1.377%, 4/16/18(a)(b)	2,223,421
854,000	International Paper Co., 7.300%, 11/15/39	973,395
1,248,000	Louisiana-Pacific Corp., 7.500%, 6/1/20	1,294,800
1,121,000	LYB International Finance BV, 4.875%, 3/15/44	1,023,690
1,214,000	Mosaic Co. (The), 5.450%, 11/15/33	1,226,964
1,305,000	PetroLogistics LP/PetroLogistics Finance Corp., 6.250%, 4/1/20	1,363,725
1,820,000	West Fraser Timber Co., Ltd., 4.350%, 10/15/24(b)	1,696,275

		9,802,270

	Telecommunication Services — 1.4%
856,000	British Telecommunications PLC, 9.625%, 12/15/30	1,249,037
2,490,000	CCO Safari II, LLC, 4.464%, 7/23/22(b)	2,481,310
1,185,000	Crown Castle Towers, LLC, 6.113%, 1/15/20(b)	1,292,426
2,366,000	Verizon Communications, Inc., 6.550%, 9/15/43	2,808,939
1,577,000	Verizon Communications, Inc., 5.012%, 8/21/54	1,443,887

		9,275,599

	Utilities — 0.9%
1,675,000	CMS Energy Corp., 4.700%, 3/31/43	1,650,324
1,564,000	Georgia Power Co., 4.300%, 3/15/42	1,444,520
1,354,000	Progress Energy, Inc., 3.150%, 4/1/22	1,328,840
1,802,000	PSEG Power, LLC, 2.450%, 11/15/18	1,812,837
		6,236,521

	Total Corporate Bonds (Cost $266,230,522)	262,780,898

FOREIGN GOVERNMENT BONDS — 0.5%

	Mexico — 0.5%
1,094,000	United Mexican States, 5.550%, 1/21/45	1,121,350
2,628,000	United Mexican States, MTN, 4.750%, 3/8/44	2,394,108

		3,515,458

	Total Foreign Government Bonds (Cost $3,407,751)	3,515,458

Principal Amount		Fair Value
MORTGAGE-BACKED SECURITIES — 9.6%

	Fannie Mae — 6.4%
$ 22,847	5.000%, 8/1/20, Pool #832058	$ 23,657
134,256	6.000%, 7/1/22, Pool #944967	140,233
126,857	5.000%, 9/1/25, Pool #255892	139,524
1,499,466	4.000%, 2/1/32, Pool #MA0977	1,604,431
3,444,712	4.000%, 6/1/34, Pool #MA1922	3,684,952
3,169,283	3.500%, 11/1/34, Pool #MA2077	3,310,043
119,099	6.500%, 1/1/35, Pool #809198	136,112
3,250,459	4.000%, 3/1/35, Pool #MA2211	3,474,466
58,791	7.000%, 6/1/35, Pool #255820	66,521
183,008	6.500%, 3/1/36, Pool #866062	209,150
117,279	6.500%, 7/1/36, Pool #885493	134,032
1,438,626	5.500%, 8/1/37, Pool #995082	1,616,493
845,263	4.500%, 10/1/39, Pool #AC2645	914,657
694,104	5.000%, 6/1/40, Pool #AD4927	766,972
504,472	5.000%, 6/1/40, Pool #AD8718	556,631
1,874,297	4.500%, 12/1/40, Pool #AH1100	2,028,430
1,476,438	4.500%, 5/1/41, Pool #AI1023	1,597,540
816,007	4.500%, 11/1/41, Pool #AJ4994	882,503
1,334,671	4.500%, 12/1/41, Pool #AJ7696	1,444,088
2,518,636	3.500%, 6/1/42, Pool #AB5373	2,604,227
3,976,588	3.500%, 5/1/43, Pool #AB9368	4,106,789
2,137,707	4.500%, 11/1/44, Pool #MA2100	2,309,176
3,721,888	4.500%, 1/1/45, Pool #MA2158	4,037,296
6,654,586	4.000%, 3/1/45, Pool #MA2217	7,045,915

		42,833,838

	Freddie Mac — 2.9%
148,887	5.500%, 10/1/21, Pool #G12425	159,423
130,565	5.000%, 12/1/21, Pool #J04025	137,187
201,593	5.000%, 7/1/25, Pool #C90908	219,994
501,752	2.500%, 1/1/28, Pool #J22069	510,170
2,120,733	3.500%, 7/1/30, Pool #G18562	2,222,169
359,849	4.000%, 11/1/31, Pool #C91410	384,665
1,545,879	3.500%, 4/1/32, Pool #C91437	1,616,594
2,400,436	3.500%, 7/1/32, Pool #C91467	2,510,206
175,177	5.000%, 3/1/36, Pool #G08115	192,956
20,525	6.500%, 5/1/36, Pool #A48509	23,375
50,405	5.000%, 7/1/36, Pool #G02291	55,325
540,441	6.500%, 9/1/36, Pool #G08152	624,374
229,908	5.000%, 2/1/37, Pool #A57714	251,444
219,329	4.500%, 10/1/39, Pool #A89346	236,578
759,367	5.000%, 6/1/40, Pool #C03479	833,883
1,801,886	5.000%, 7/1/40, Pool #A93070	1,978,710
2,218,096	4.000%, 12/1/42, Pool #G07266	2,347,590
1,695,377	3.500%, 5/1/43, Pool #Q18305	1,746,961
1,603,325	4.000%, 5/1/44, Pool #V81186	1,695,710
709,527	4.000%, 7/1/44, Pool #G08595	750,165
685,150	4.000%, 9/1/44, Pool #Q28299	724,834

		19,222,313

	Ginnie Mae — 0.3%
412,716	5.000%, 2/15/40, Pool #737037	454,378
1,679,984	4.500%, 9/20/40, Pool #4801	1,830,015

		2,284,393

	Total Mortgage-Backed Securities (Cost $63,584,591)	64,340,544

Continued

Sterling Capital Total Return Bond Fund

Schedule of Portfolio Investments — (continued)

December 31, 2015 (Unaudited)

Principal Amount		Fair Value
MUNICIPAL BONDS — 4.1%

	California — 1.5%
$ 3,700,000	Metropolitan Water District of Southern California, Build America Bonds, Water Utility Improvements Revenue, Callable 7/1/19 @ 100, 6.538%, 7/1/39	$ 4,105,890
2,100,000	Sacramento County Sanitation Districts Financing Authority, Refunding Revenue, Taxable, Series B, 2.810%, 12/1/21	2,106,993
1,285,000	State of California, Build America Bonds, School Improvements G.O., 7.625%, 3/1/40	1,868,737
1,850,000	University of California, Univ. & College Improvements, Taxable Revenue, Series AN, 3.338%, 5/15/22	1,900,616

		9,982,236

	Connecticut — 0.5%
3,000,000	State of Connecticut Special Tax Revenue, Build America Bonds, Transition Infrastructure, Series B, 4.126%, 11/1/20	3,184,140

	District of Columbia — 0.3%
1,835,000	George Washington University (The), Series 2012, 3.485%, 9/15/22	1,859,211

	New Jersey — 0.2%
1,305,000	New Jersey Economic Development Authority, School Facilities Construction, Refunding Revenue, Series 00, 1.648%, 3/1/18	1,286,117

	New York — 1.3%
2,000,000	New York State Dormitory Authority, Public Improvements, Taxable Revenue, Series D, 2.550%, 3/15/21	2,026,720
750,000	New York State Environmental Facilities Corp., State Revolving Funds, Refunding Revenue, Taxable, Series C, 2.445%, 6/15/20	753,555
900,000	New York State Environmental Facilities Corp., State Revolving Funds, Refunding Revenue, Taxable, Series C, 2.745%, 6/15/22	891,909
2,900,000	New York, NY, Build America Bonds, Public Improvements G.O., 4.774%, 3/1/20	3,147,341
1,640,000	New York, NY, Build America Bonds, Public Improvements G.O., 4.874%, 3/1/21	1,803,065

		8,622,590

	Pennsylvania — 0.3%
2,260,000	Philadelphia Authority for Industrial Development, Refunding Revenue, Taxable, 3.664%, 4/15/22	2,259,435

	Total Municipal Bonds (Cost $26,007,069)	27,193,729

U.S. TREASURY BONDS — 2.7%

13,181,100	3.125%, 2/15/43	13,509,599
5,656,056	0.750%, 2/15/45(c)	4,932,697

	Total U.S. Treasury Bonds (Cost $18,476,477)	18,442,296

Principal Amount		Fair Value
U.S. TREASURY NOTES — 3.8%

$ 3,466,000	1.750%, 10/31/20	$ 3,460,586
15,658,000	2.125%, 5/15/25	15,453,710
6,428,781	0.375%, 7/15/25(c)	6,224,198

	Total U.S. Treasury Notes (Cost $25,333,329)	25,138,494

Shares
PREFERRED STOCKS — 0.6%

	Financials — 0.6%
24,978	Ally Financial, Inc., Series A, 8.500%	643,433
61,601	Citigroup Capital XIII, 6.692%	1,601,010
65,135	US Bancorp, Series F, 6.500%	1,869,375
		4,113,818
	Total Preferred Stocks (Cost $3,976,031)	4,113,818

MONEY MARKET FUND — 1.5%

10,238,549	Federated Treasury Obligations Fund, Institutional Shares, 0.070%(d)	10,238,549
	Total Money Market Fund (Cost $10,238,549)	10,238,549

Total Investments — 99.7% (Cost $673,140,744)		667,365,382
Net Other Assets (Liabilities) — 0.3%		1,790,976

NET ASSETS — 100.0%		$669,156,358

(a)	The interest rate for this variable rate note, which will change periodically, is based either on the prime rate or an index of market rates. The reflected rate is in effect as of December 31, 2015. The maturity date reflected is the final maturity date.
(b)	Rule 144A, Section 4(2) or other security that is restricted as to resale to qualified institutional investors. The Advisor, using Board approved procedures, has deemed these securities or a portion of these securities to be liquid.
(c)	Inflation protection security. Principal amount periodically adjusted for inflation.
(d)	Represents the current yield as of report date.

BKNT — Bank Note

G.O. — General Obligation

GMTN — Global Medium Term Note

MTN — Medium Term Note

REIT — Real Estate Investment Trust

STEP — Step Coupon Bond

See accompanying Notes to the Schedules of Portfolio Investments.

Sterling Capital Corporate Fund

Schedule of Portfolio Investments

December 31, 2015 (Unaudited)

Principal Amount		Fair Value
CORPORATE BONDS — 93.9%

	Consumer Discretionary — 6.3%
$425,000	Comcast Cable Communications Holdings, Inc., 9.455%, 11/15/22	$586,771
500,000	Daimler Finance North America, LLC, 2.625%, 9/15/16(a)	504,325
275,000	Daimler Finance North America, LLC, 3.250%, 8/1/24(a)	267,907
390,000	ERAC USA Finance, LLC, 2.800%, 11/1/18(a)	392,529
325,000	General Motors Financial Co., Inc., 3.200%, 7/13/20	319,996
225,000	Hanesbrands, Inc., 6.375%, 12/15/20	232,875
500,000	Hyundai Capital America, 2.000%, 3/19/18(a)	494,057
455,000	Interpublic Group of Cos., Inc. (The), 3.750%, 2/15/23	437,800
255,000	Lear Corp., 5.375%, 3/15/24	262,013
245,000	Omnicom Group, Inc., 3.650%, 11/1/24	242,683
230,000	Toll Brothers Finance Corp., 6.750%, 11/1/19	253,000

		3,993,956

	Consumer Staples — 2.0%
380,000	Altria Group, Inc., 4.750%, 5/5/21	412,308
315,000	Kraft Heinz Foods Co., 2.800%, 7/2/20(a)	314,185
500,000	Reynolds American, Inc., 4.450%, 6/12/25	522,915

		1,249,408

	Energy — 8.7%
334,000	BP Capital Markets PLC, 1.375%, 11/6/17	332,040
385,000	Buckeye Partners LP, 2.650%, 11/15/18	370,387
250,000	Columbia Pipeline Group, Inc., 3.300%, 6/1/20(a)	243,427
200,000	Continental Resources, Inc., 7.125%, 4/1/21	185,477
450,000	Enable Midstream Partners LP, 3.900%, 5/15/24	343,997
415,000	Energy Transfer Partners LP, 4.050%, 3/15/25	340,823
405,000	EnLink Midstream Partners LP, 4.400%, 4/1/24	320,678
135,000	Halliburton Co., 2.700%, 11/15/20	133,440
275,000	Magellan Midstream Partners LP, 6.550%, 7/15/19	300,232
133,000	MPLX LP, 4.875%, 6/1/25(a)	119,035
303,000	NuStar Logistics LP, 4.750%, 2/1/22	266,640
285,000	Oceaneering International, Inc., 4.650%, 11/15/24	239,158
300,000	Petrobras Global Finance BV, 3.875%, 1/27/16	298,800
350,000	Pioneer Natural Resources Co., 6.650%, 3/15/17(b)	361,362
410,000	Regency Energy Partners LP/Regency Energy Finance Corp., 6.500%, 7/15/21	412,050
300,000	Schlumberger Holdings Corp., 3.000%, 12/21/20(a)	296,124
305,000	Spectra Energy Capital, LLC, 8.000%, 10/1/19	346,877
368,000	Western Gas Partners LP, 4.000%, 7/1/22	325,501
255,000	Williams Partners LP/ACMP Finance Corp., 6.125%, 7/15/22	241,222

		5,477,270

	Financials — 58.1%
295,000	ACE INA Holdings, Inc., 2.875%, 11/3/22	292,761
399,000	AerCap Ireland Capital, Ltd./AerCap Global Aviation Trust, 4.250%, 7/1/20	401,993
270,000	AgriBank FCB, Series AI, 9.125%, 7/15/19	327,368
352,000	Alexandria Real Estate Equities, Inc., REIT, 4.600%, 4/1/22	365,180
255,000	Alleghany Corp., 4.950%, 6/27/22	273,237

Principal Amount		Fair Value
CORPORATE BONDS — (continued)

	Financials — (continued)
$338,000	Allied World Assurance Co. Holdings, Ltd., 4.350%, 10/29/25	$332,721
360,000	Ally Financial, Inc., 3.600%, 5/21/18	360,000
600,000	American International Group, Inc., 3.750%, 7/10/25	594,636
300,000	American Tower Corp., REIT, 5.050%, 9/1/20	323,870
280,000	Apollo Management Holdings LP, 4.000%, 5/30/24(a)	276,510
380,000	Ares Finance Co., LLC, 4.000%, 10/8/24(a)	352,474
260,000	Aspen Insurance Holdings, Ltd., 4.650%, 11/15/23	266,380
400,000	Associated Banc-Corp, 2.750%, 11/15/19	397,035
350,000	Athene Global Funding, 2.875%, 10/23/18(a)	344,352
250,000	AXIS Specialty Finance PLC, 2.650%, 4/1/19	248,937
940,000	Bank of America Corp., MTN, 6.875%, 4/25/18	1,037,062
875,000	Bank of America Corp., Series K, 8.000%, 7/29/49(c)	890,313
450,000	Bank of Tokyo-Mitsubishi UFJ, Ltd. (The), 2.350%, 9/8/19(a)	447,815
485,000	Bear Stearns Cos., LLC (The), 5.550%, 1/22/17(b)	504,016
335,000	Blackstone Holdings Finance Co., LLC, 6.625%, 8/15/19(a)	380,572
410,000	Brixmor Operating Partnership LP, REIT, 3.850%, 2/1/25	398,349
600,000	Capital One Financial Corp., 3.200%, 2/5/25	579,982
480,000	Carlyle Holdings Finance, LLC, 3.875%, 2/1/23(a)	486,107
380,000	CBRE Services, Inc., 5.250%, 3/15/25	384,913
335,000	CIT Group, Inc., 4.250%, 8/15/17	342,537
335,000	Citigroup, Inc., 2.650%, 10/26/20	332,292
390,000	Citigroup, Inc., 3.500%, 5/15/23	383,455
400,000	Citigroup, Inc., 4.400%, 6/10/25	404,003
625,000	Comerica Bank, BKNT, 2.500%, 6/2/20	621,661
350,000	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, 3.950%, 11/9/22	354,278
355,000	Credit Suisse, MTN, 3.625%, 9/9/24	357,792
397,000	CubeSmart LP, REIT, 4.800%, 7/15/22	422,756
355,000	DDR Corp., REIT, 9.625%, 3/15/16	360,543
365,000	Essex Portfolio LP, REIT, 3.250%, 5/1/23	354,155
355,000	First American Financial Corp., 4.300%, 2/1/23	352,470
335,000	First Data Corp., 6.750%, 11/1/20(a)	351,331
410,000	Ford Motor Credit Co., LLC, 2.375%, 1/16/18	409,021
270,000	Goldman Sachs Group, Inc. (The), 1.476%, 4/23/20(c)	270,400
515,000	Goldman Sachs Group, Inc. (The), 3.625%, 1/22/23	520,848
920,000	Goldman Sachs Group, Inc. (The), 4.250%, 10/21/25	912,968
300,000	Goodman Funding Pty, Ltd., REIT, 6.375%, 11/12/20(a)(b)	340,332
405,000	Healthcare Trust of America Holdings LP, REIT, 3.375%, 7/15/21	399,214
303,000	Horace Mann Educators Corp., 4.500%, 12/1/25	302,963
408,000	Host Hotels & Resorts LP, REIT, Series D, 3.750%, 10/15/23	393,367
692,000	HSBC Finance Corp., 6.676%, 1/15/21	794,192
360,000	iStar, Inc., REIT, 4.000%, 11/1/17	352,980
408,000	Jones Lang LaSalle, Inc., 4.400%, 11/15/22	418,338

Continued

Sterling Capital Corporate Fund

Schedule of Portfolio Investments — (continued)

December 31, 2015 (Unaudited)

Principal Amount		Fair Value
CORPORATE BONDS — (continued)

	Financials — (continued)
$975,000	JPMorgan Chase & Co., Series 1, 7.900%, 4/29/49(c)	$992,550
365,000	KeyCorp, MTN, 5.100%, 3/24/21	398,926
293,000	Kilroy Realty LP, REIT, 4.375%, 10/1/25	296,773
208,000	Kimco Realty Corp. REIT, 3.400%, 11/1/22	206,042
350,000	KKR Group Finance Co., LLC, 6.375%, 9/29/20(a)	403,075
245,000	Liberty Mutual Group, Inc., 4.250%, 6/15/23(a)	248,937
500,000	Lloyds Bank PLC, 3.500%, 5/14/25	501,641
410,000	Macquarie Bank, Ltd., 5.000%, 2/22/17(a)	424,045
450,000	Macquarie Bank, Ltd., 6.625%, 4/7/21(a)(b)	504,126
335,000	MetLife, Inc., 7.717%, 2/15/19	389,207
997,000	Morgan Stanley, GMTN, 6.625%, 4/1/18	1,093,240
475,000	Morgan Stanley, GMTN, 3.700%, 10/23/24	477,284
255,000	National City Corp., 6.875%, 5/15/19	288,079
346,000	National Retail Properties, Inc. REIT, 4.000%, 11/15/25	339,817
345,000	National Rural Utilities Cooperative Finance Corp., 10.375%, 11/1/18	420,897
400,000	Nationwide Building Society, 3.900%, 7/21/25(a)	412,597
410,000	Nationwide Financial Services, Inc., 5.375%, 3/25/21(a)	448,848
255,000	Old Republic International Corp., 4.875%, 10/1/24	261,315
400,000	Pacific LifeCorp, 6.000%, 2/10/20(a)	444,851
265,000	PNC Bank NA, BKNT, 4.875%, 9/21/17	277,901
350,000	Prologis LP, 4.250%, 8/15/23	368,268
100,000	Prologis LP, 3.750%, 11/1/25	99,197
250,000	Protective Life Corp., 7.375%, 10/15/19	289,198
300,000	Prudential Financial, Inc., 8.875%, 6/15/38(c)	337,500
400,000	Reinsurance Group of America, Inc., 5.625%, 3/15/17	416,865
325,000	Reliance Standard Life Global Funding II, 2.150%, 10/15/18(a)	323,080
390,000	Retail Opportunity Investments Partnership LP, REIT, 5.000%, 12/15/23	398,198
365,000	Royal Bank of Scotland Group PLC, 4.700%, 7/3/18	378,883
161,000	Senior Housing Properties Trust, REIT, 6.750%, 4/15/20	178,057
395,000	Simon Property Group LP, REIT, 10.350%, 4/1/19	484,726
467,000	Sirius International Group, Ltd., 6.375%, 3/20/17(a)	477,047
485,000	Standard Chartered Bank, 6.400%, 9/26/17(a)	515,583
250,000	SunTrust Banks, Inc., 3.500%, 1/20/17	254,315
270,000	Symetra Financial Corp., 4.250%, 7/15/24	272,129
610,000	TIAA Asset Management Finance Co., LLC, 2.950%, 11/1/19(a)	611,216
330,000	Vereit Operating Partnership LP, REIT, 2.000%, 2/6/17	326,700
500,000	WEA Finance, LLC/Westfield UK & Europe Finance PLC, 2.700%, 9/17/19(a)	495,881
350,000	Wells Fargo & Co., GMTN, 4.300%, 7/22/27	357,537
435,000	Welltower, Inc., REIT, 4.950%, 1/15/21	466,392
390,000	WR Berkley Corp., 4.625%, 3/15/22	411,844
295,000	XLIT, Ltd., 4.450%, 3/31/25	288,880

		36,600,126

Principal Amount		Fair Value
CORPORATE BONDS — (continued)

	Health Care — 2.7%
$ 500,000	Boston Scientific Corp., 5.125%, 1/12/17	$515,947
350,000	Celgene Corp., 2.875%, 8/15/20	347,362
290,000	CHS/Community Health Systems, Inc., 5.125%, 8/15/18	291,450
285,000	DENTSPLY International, Inc., 2.750%, 8/15/16	287,102
295,000	Quintiles Transnational Corp., 4.875%, 5/15/23(a)	296,475

		1,738,336

	Industrials — 7.7%
310,000	Fortune Brands Home & Security, Inc., 3.000%, 6/15/20	308,308
1,302,730	General Electric Co., Series B, 4.100%, 12/29/49(b)(c)	1,299,473
290,000	LSB Industries, Inc., 7.750%, 8/1/19	240,700
400,000	Penske Truck Leasing Co. LP/PTL Finance Corp., 4.875%, 7/11/22(a)	416,038
425,000	Republic Services, Inc., 3.550%, 6/1/22	434,005
336,000	Ryder System, Inc., MTN, 2.350%, 2/26/19	333,011
300,000	SBA Tower Trust, 2.898%, 10/15/19(a)	293,163
345,000	Textron, Inc., 3.650%, 3/1/21	347,152
280,000	United Rentals North America, Inc., 7.375%, 5/15/20	295,400
445,000	Verisk Analytics, Inc., 5.800%, 5/1/21	493,111
350,000	Waste Management, Inc., 4.600%, 3/1/21	377,504

		4,837,865

	Information Technology — 0.5%
340,000	Alibaba Group Holding, Ltd., 2.500%, 11/28/19	332,166

	Materials — 2.0%
300,000	Glencore Funding, LLC, 1.377%, 4/16/18(a)(c)	253,141
390,000	Louisiana-Pacific Corp., 7.500%, 6/1/20	404,625
330,000	PetroLogistics LP/PetroLogistics Finance Corp., 6.250%, 4/1/20	344,850
250,000	West Fraser Timber Co., Ltd., 4.350%, 10/15/24(a)	233,005

		1,235,621

	Telecommunication Services — 3.5%
650,000	CCO Safari II, LLC, 4.464%, 7/23/22(a)	647,731
450,000	Crown Castle Towers, LLC, 6.113%, 1/15/20(a)(b)	490,795
525,000	Verizon Communications, Inc., 1.296%, 6/17/19(c)	521,440
497,000	Verizon Communications, Inc., 5.150%, 9/15/23	546,365

		2,206,331

	Utilities — 2.4%
313,000	CMS Energy Corp., 8.750%, 6/15/19	374,203
350,000	Dominion Resources, Inc., 5.200%, 8/15/19	380,980
375,000	PSEG Power, LLC, 2.450%, 11/15/18	377,255
400,000	Southern Co. (The), 2.750%, 6/15/20	395,934

		1,528,372

	Total Corporate Bonds (Cost $59,744,661)	59,199,451

U.S. TREASURY NOTES — 1.8%

834,200	1.750%, 10/31/20	832,897

Continued

Sterling Capital Corporate Fund

Schedule of Portfolio Investments — (continued)

December 31, 2015 (Unaudited)

Principal Amount		Fair Value
U.S. TREASURY NOTES — (continued)

$310,000	2.125%, 5/15/25	$305,955

	Total U.S. Treasury Notes (Cost $1,140,742)	1,138,852

Shares
PREFERRED STOCKS — 0.8%

	Financials — 0.8%
4,629	Ally Financial, Inc., Series A, 8.500%	119,243
14,500	Citigroup Capital XIII, 6.692%	376,855
		496,098
	Total Preferred Stocks (Cost $514,741)	496,098

MONEY MARKET FUND — 2.6%

1,670,453	Federated Treasury Obligations Fund, Institutional Shares, 0.070%(d)	1,670,453
	Total Money Market Fund (Cost $1,670,452)	1,670,453
Total Investments — 99.1% (Cost $63,070,596)		62,504,854
Net Other Assets (Liabilities) — 0.9%		536,248

NET ASSETS — 100.0% .		$63,041,102

(a)

Rule 144A, Section 4(2) or other security that is restricted as to resale to qualified institutional investors. The Advisor, using Board approved procedures, has deemed these securities or a portion of these securities to be liquid.

(b)	Represents that all or a portion of the security was pledged as collateral for securities purchased on a when-issued basis.
(c)

The interest rate for this variable rate note, which will change periodically, is based either on the prime rate or an index of market rates. The reflected rate is in effect as of December 31, 2015. The maturity date reflected is the final maturity date.

(d) Represents the current yield as of report date.

BKNT — Bank Note

GMTN — Global Medium Term Note

MTN — Medium Term Note

REIT — Real Estate Investment Trust

See accompanying Notes to the Schedules of Portfolio Investments.

Sterling Capital Securitized Opportunities Fund

Schedule of Portfolio Investments

December 31, 2015 (Unaudited)

Principal Amount		Fair Value
ASSET BACKED SECURITIES — 28.0%
$380,000	AmeriCredit Automobile Receivables Trust, Series 2015-1, Class B, 1.880%, 3/9/20	$376,622
300,000	AmeriCredit Automobile Receivables Trust, Series 2014-3, Class C, 2.580%, 9/8/20	301,334
307,659	Argent Securities, Inc. Pass Through Certificates, Series 2005-W3, Class A2D, 0.762%, 11/25/35(a)	298,474
600,000	Avis Budget Rental Car Funding AESOP, LLC, Series 2014-2A, Class A, 2.500%, 2/20/21(b)	598,708
700,000	Avis Budget Rental Car Funding AESOP, LLC, Series 2015-1A, Class A, 2.500%, 7/20/21(b)	691,260
300,000	Bear Stearns Asset Backed Securities I Trust, Series 2004-BO1, Class M5, 1.822%, 10/25/34(a)	300,310
350,000	Capital Auto Receivables Asset Trust, Series 2015-3, Class B, 2.430%, 9/21/20	346,739
500,000	Capital Auto Receivables Asset Trust, Series 2015-4, Class B, 2.390%, 11/20/20	493,761
300,000	Citibank Credit Card Issuance Trust, Series 2007-A3, Class A3, 6.150%, 6/15/39	380,925
640,000	Encore Credit Receivables Trust, Series 2005-4, Class M2, 0.862%, 1/25/36(a)	593,192
15,000	Ford Credit Auto Owner Trust, Series 2014-B, Class C, 1.950%, 2/15/20	15,003
750,000	Ford Credit Auto Owner Trust, Series 2014-2, Class A, 2.310%, 4/15/26(b)	748,769
650,000	Hertz Vehicle Financing, LLC, Series 2013-1A, Class A2, 1.830%, 8/25/19(b)(c)	641,375
200,000	Home Equity Asset Trust, Series 2005-8, Class M1, 0.852%, 2/25/36(a)	186,019
500,000	JP Morgan Mortgage Acquisition Corp., Series 2005-OPT1, Class M2, 0.892%, 6/25/35(a)	466,843
424,749	Long Beach Mortgage Loan Trust, Series 2006-WL2, Class 2A3, 0.622%, 1/25/36(a)	409,940
399,583	Morgan Stanley Home Equity Loan Trust, Series 2005-3, Class M2, 0.892%, 8/25/35(a)	386,386
500,000	New Century Home Equity Loan Trust, Series 2005-4, Class M2, 0.932%, 9/25/35(a)	450,913
450,000	Park Place Securities, Inc., Series 2005-WHQ2, Class M2, 1.112%, 5/25/35(a)	425,145
400,000	Park Place Securities, Inc. Pass Through Certificates, Series 2005-WCW3, Class M1, 0.902%, 8/25/35(a)	373,010
320,000	RAMP Trust, Series 2005-RZ4, Class M2, 0.922%, 11/25/35(a)	277,859
500,000	Santander Drive Auto Receivables Trust, Series 2015-5, Class B, 1.960%, 5/15/20	495,572
600,000	Santander Drive Auto Receivables Trust, Series 2014-4, Class C, 2.600%, 11/16/20	601,009
395,438	Securitized Asset Backed Receivables, LLC Trust, Series 2005-OP2, Class A2C, 0.742%, 10/25/35(a)	378,469
283,096	United States Small Business Administration, Series 2010-20D, Class 1, 4.360%, 4/1/30	304,695
462,001	United States Small Business Administration, Series 2014-20D, Class 1, 3.110%, 4/1/34	476,562
500,000	United States Small Business Administration, Series 2015-20G, Class 1, 2.880%, 7/1/35	504,515

Principal Amount		Fair Value
ASSET BACKED SECURITIES — (continued)
$450,000	United States Small Business Administration, Series 2015-20H, Class 1, 2.820%, 8/1/35	$451,333
375,000	United States Small Business Administration, Series 2015-20I, Class 1, 2.820%, 9/1/35	375,969

	Total Asset Backed Securities (Cost $12,342,347)	12,350,711

COLLATERALIZED MORTGAGE OBLIGATIONS — 21.0%
184,218	Banc of America Alternative Loan Trust, Series 2004-10, Class 1CB1, 6.000%, 11/25/34	191,278
523,570	Banc of America Funding Trust, Series 2005-B, Class 3A1, 0.632%, 4/20/35(a)	496,167
122,731	Banc of America Mortgage Trust, Series 2005-3, Class 1A24, 5.500%, 4/25/35	124,604
147,022	Citicorp Mortgage Securities, Inc., Series 2005-1, Class 1A4, 5.500%, 2/25/35	148,743
155,191	Citigroup Mortgage Loan Trust, Inc., Series 2004-NCM2, Class 3CB2, 6.500%, 8/25/19	162,003
216,696	Countrywide Alternative Loan Trust, Series 2004-22CB, Class 1A1, 6.000%, 10/25/34	228,079
137,560	Countrywide Home Loan Mortgage Pass Through Trust, Series 2004-3, Class A4, 5.750%, 4/25/34	143,143
116,053	Credit Suisse First Boston Mortgage Securities Corp., Series 2005-2, Class 4A1, 5.250%, 2/25/20	116,355
239,988	Credit Suisse First Boston Mortgage Securities Corp., Series 2004-1, Class 2A1, 6.500%, 2/25/34	253,453
83,804	Credit Suisse First Boston Mortgage Securities Corp., Series 2005-6, Class 2A3, 5.500%, 7/25/35	86,149
500,000	Fannie Mae, Series 2011-15, Class VB, 4.000%, 9/25/29	532,637
17,136	Fannie Mae, Series 2003-19, Class AR, 5.500%, 3/25/33	19,215
468,708	Fannie Mae, Series 2004-17, Class BZ, 6.000%, 4/25/34	590,132
421,000	Fannie Mae, Series 2013-30, Class PY, 3.000%, 4/25/43	418,058
287,514	FirstKey Mortgage Trust, Series 2014-1, Class A12, 3.500%, 11/25/44(a)(b)	287,182
100,000	Freddie Mac, Series 3558, Class G, 4.000%, 8/15/24	107,403
36,438	Freddie Mac, Series 4079, Class WV, 3.500%, 3/15/27	37,829
316,314	Freddie Mac, Series 4136, Class HZ, 3.500%, 11/15/27	328,585
487,327	Freddie Mac, Series 2525, Class AM, 4.500%, 4/15/32	532,942
133,081	Freddie Mac, Series 2485, Class WG, 6.000%, 8/15/32	151,425
150,000	Freddie Mac, Series 2702, Class CE, 4.500%, 11/15/33	161,661
226,887	Freddie Mac, Series 3440, Class EM, 5.000%, 4/15/38	250,242
396,200	Freddie Mac, Series 3753, Class PA, 3.500%, 9/15/39	413,939
466,326	Freddie Mac, Series 3816, Class HM, 4.500%, 5/15/40	509,295

Continued

Sterling Capital Securitized Opportunities Fund

Schedule of Portfolio Investments — (continued)

December 31, 2015 (Unaudited)

Principal Amount		Fair Value
COLLATERALIZED MORTGAGE OBLIGATIONS — (continued)

$329,396	Freddie Mac, Series 4077, Class PJ, 3.500%, 11/15/40	$344,958
193,386	Freddie Mac, Series 3803, Class PJ, 4.250%, 1/15/41	207,073
172,663	Ginnie Mae, Series 2010-85, Class DQ, 3.000%, 12/20/39	174,703
282,143	MASTR Alternative Loan Trust, Series 2003-5, Class 8A1, 5.500%, 6/25/33	290,803
78,655	MASTR Alternative Loan Trust, Series 2004-13, Class 3A1, 6.500%, 1/25/35	78,255
94,233	MASTR Seasoned Securitization Trust, Series 2005-2, Class 1A1, 5.130%, 10/25/32	94,545
128,103	PHHMC Trust, Series 2007-6, Class A1, 5.395%, 12/18/37(a)	127,598
133,581	RALI Trust, Series 2005-QR1, Class A, 6.000%, 10/25/34	139,805
117,415	RBSGC Mortgage Loan Trust, Series 2007-B, Class 3A1, 5.311%, 7/25/35(a)	121,086
269,419	Specialty Underwriting & Residential Finance Trust, Series 2004-AA1, Class 1A1, 5.000%, 10/25/34	271,658
613,384	Structured Adjustable Rate Mortgage Loan Trust, Series 2004-6, Class 4A1, 2.546%, 6/25/34(a)	611,904
118,035	Structured Asset Securities Corp. Trust, Series 2005-6, Class 4A1, 5.000%, 5/25/35	119,587
43,953	Structured Asset Securities Corp. Trust, Series 2005-6, Class 5A1, 5.000%, 5/25/35	44,810
29,229	Structured Asset Securities Corp. Trust, Series 2005-6, Class 5A2, 5.000%, 5/25/35	29,799
39,163	Wells Fargo Mortgage Backed Securities Trust, Series 2007-3, Class 3A1, 5.500%, 4/25/22	39,788
263,965	Wells Fargo Mortgage Backed Securities Trust, Series 2005-4, Class A4, 5.000%, 4/25/35	268,920

	Total Collateralized Mortgage Obligations (Cost $9,112,565)	9,255,811

COMMERCIAL MORTGAGE-BACKED SECURITIES — 23.2%
70,000	Banc of America Commercial Mortgage Trust, Series 2006-4, Class AM, 5.675%, 7/10/46	71,460
156,829	Banc of America Commercial Mortgage Trust, Series 2007-5, Class A4, 5.492%, 2/10/51	162,435
31,299	Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2005-3, Class AM, 4.727%, 7/10/43(c)	31,249
476,369	BCAP, LLC Trust, Series 2013-RR4, Class A4A2, 2.000%, 2/13/51(b)(c)	470,721
410,000	Bear Stearns Commercial Mortgage Securities Trust, Series 2006-T22, Class AJ, 5.620%, 4/12/38(a)	412,766
250,000	Bear Stearns Commercial Mortgage Securities Trust, Series 2007-T28, Class AM, 5.835%, 9/11/42(a)	264,972
180,000	COMM Mortgage Trust, Series 2014-CR20, Class A4, 3.590%, 11/10/47	182,373
100,000	Commercial Mortgage Loan Trust, Series 2008-LS1, Class ASM, 6.044%, 12/10/49(a)	104,888
311,000	Fannie Mae, Series 2015-M10, Class A2, 3.092%, 4/25/27(a)	315,679

Principal Amount		Fair Value
COMMERCIAL MORTGAGE-BACKED SECURITIES — (continued)

$500,000	Freddie Mac Multifamily Structured Pass Through Certificates, Series K048, Class A2, 3.284%, 6/25/25(a)	$511,482
675,000	Freddie Mac Multifamily Structured Pass Through Certificates, Series K049, Class A2, 3.010%, 7/25/25	672,885
440,000	Freddie Mac Multifamily Structured Pass Through Certificates, Series K050, Class A2, 3.334%, 8/25/25(a)	450,182
175,000	GS Mortgage Securities Trust, Series 2010-C1, Class B, 5.148%, 8/10/43(b)	189,307
450,000	GS Mortgage Securities Trust, Series 2010-C2, Class A2, 5.162%, 12/10/43(a)(b)	496,277
370,000	GS Mortgage Securities Trust, Series 2014-GC24, Class A5, 3.931%, 9/10/47	384,967
216,000	JPMBB Commercial Mortgage Securities Trust, Series 2014-C23, Class A5, 3.934%, 9/15/47	224,337
70,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2010-C1, Class B, 5.951%, 6/15/43(b)	74,806
89,513	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2006-CB16, Class A4, 5.552%, 5/12/45	90,563
300,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2006-CB16, Class AM, 5.593%, 5/12/45	303,807
500,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2011-C3, Class B, 5.013%, 2/15/46(a)(b)	534,161
375,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2014-C20, Class AS, 4.043%, 7/15/47	385,191
185,000	LB-UBS Commercial Mortgage Trust, Series 2007-C7, Class AM, 6.156%, 9/15/45(a)	197,974
100,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C18, Class A4, 3.923%, 10/15/47	104,155
400,000	Morgan Stanley Capital I Trust, Series 2011-C2, Class A4, 4.661%, 6/1/44(b)	434,752
760,000	Wells Fargo Commercial Mortgage Trust, Series 2010-C1, Class B, 5.276%, 11/15/43(a)(b)(c)	818,267
300,000	Wells Fargo Commercial Mortgage Trust, Series 2015-P2, Class A4, 3.809%, 12/15/48	307,151
400,000	WF-RBS Commercial Mortgage Trust, Series 2011-C2, Class B, 5.174%, 2/15/44(a)(b)(c)	429,654
100,000	WF-RBS Commercial Mortgage Trust, Series 2011-C2, Class C, 5.392%, 2/15/44(a)(b)	106,016
700,000	WF-RBS Commercial Mortgage Trust, Series 2011-C4, Class A4, 4.902%, 6/15/44(a)(b)	769,145
529,000	WF-RBS Commercial Mortgage Trust, Series 2014-C22, Class A5, 3.752%, 9/15/57	543,031
164,000	WF-RBS Commercial Mortgage Trust, Series 2014-C23, Class A5, 3.917%, 10/15/57	170,343

	Total Commercial Mortgage-Backed Securities (Cost $10,444,234)	10,214,996

MORTGAGE-BACKED SECURITIES — 35.7%

	Fannie Mae — 23.0%
370,731	4.000%, 6/1/34, Pool #MA1922	396,587

Continued

Sterling Capital Securitized Opportunities Fund

Schedule of Portfolio Investments — (continued)

December 31, 2015 (Unaudited)

Principal Amount		Fair Value
MORTGAGE-BACKED SECURITIES — (continued)

	Fannie Mae — (continued)
$234,218	4.000%, 9/1/34, Pool #MA2019	$250,602
303,933	4.000%, 3/1/35, Pool #MA2211	324,878
735,810	3.500%, 5/1/35, Pool #MA2260	767,361
217,871	5.000%, 4/1/36, Pool #AB0111	240,872
249,097	5.500%, 6/1/38, Pool #984277(c)	278,738
180,238	5.500%, 8/1/38, Pool #995072	201,420
202,223	4.500%, 9/1/39, Pool #AC1830	218,824
153,976	5.000%, 12/1/39, Pool #AC8518	169,796
133,862	4.500%, 9/1/40, Pool #AE0411	145,538
223,454	4.500%, 10/1/40, Pool #AE4855	241,356
238,374	5.000%, 1/1/41, Pool #AH3373	263,610
264,235	3.500%, 2/1/41, Pool #AH5646	273,670
550,236	4.000%, 3/1/41, Pool #AH4008	583,672
754,126	4.500%, 3/1/41, Pool #AB2467	825,843
141,529	4.500%, 6/1/41, Pool #AC9298	153,137
243,449	5.000%, 7/1/41, Pool #AI5595	269,344
420,123	4.000%, 9/1/41, Pool #AJ1717	445,747
422,220	3.500%, 6/1/42, Pool #AB5373	436,569
639,276	3.500%, 5/1/43, Pool #AB9368	660,207
377,790	4.000%, 4/1/44, Pool #AW2882	400,033
436,854	5.000%, 5/1/44, Pool #AL5853	481,253
204,413	4.500%, 10/1/44, Pool #MA2066	220,772
688,193	4.000%, 12/1/44, Pool #MA2127	728,607
589,672	4.500%, 1/1/45, Pool #MA2158	639,643
502,832	4.000%, 3/1/45, Pool #MA2217	532,402

		10,150,481

	Freddie Mac — 11.2%
717,616	3.500%, 5/1/32, Pool #C91458	750,444
613,316	3.500%, 7/1/32, Pool #C91467	641,362
228,426	4.000%, 11/1/32, Pool #G30616	244,619
129,886	5.500%, 10/1/39, Pool #A89387	143,754
186,047	5.000%, 4/1/40, Pool #A91812	204,988
189,697	5.500%, 4/1/40, Pool #C03467	210,713
176,408	5.000%, 8/1/40, Pool #C03491	193,633
283,624	4.000%, 11/1/40, Pool #A94742	301,439
296,134	4.000%, 12/1/40, Pool #A95447	314,750
420,973	4.000%, 1/1/41, Pool #A96312	446,138
268,942	3.500%, 3/1/42, Pool #G08479	277,215
501,101	3.500%, 4/1/42, Pool #C03858	516,773
647,723	3.500%, 8/1/42, Pool #Q10324	667,585

		4,913,413

	Ginnie Mae — 1.5%
214,790	4.500%, 6/15/39, Pool #720075	234,661

Principal Amount		Fair Value
MORTGAGE-BACKED SECURITIES — (continued)

	Ginnie Mae — (continued)
$ 33,275	4.000%, 12/20/40, Pool #755678	$35,809
151,118	4.500%, 3/20/41, Pool #4978	164,614
211,861	4.500%, 5/15/41, Pool #738310	231,402

		666,486

	Total Mortgage-Backed Securities (Cost $15,583,276)	15,730,380

U.S. TREASURY NOTES — 0.9%

401,172	0.375%, 7/15/25(d)	388,405

	Total U.S. Treasury Notes (Cost $391,790)	388,405

Shares
MONEY MARKET FUND — 0.5%

238,493	Federated Treasury Obligations Fund, Institutional Shares, 0.070%(e)	238,493

	Total Money Market Fund (Cost $238,492)	238,493

Total Investments — 109.3% (Cost $48,112,704)		48,178,796
Net Other Assets (Liabilities) — (9.3)%		(4,117,593)

NET ASSETS — 100.0%		$44,061,203

(a)

The interest rate for this variable rate note, which will change periodically, is based either on the prime rate or an index of market rates. The reflected rate is in effect as of December 31, 2015. The maturity date reflected is the final maturity date.

(b)

Rule 144A, Section 4(2) or other security that is restricted as to resale to qualified institutional investors. The Advisor, using Board approved procedures, has deemed these securities or a portion of these securities to be liquid.

(c)	Represents that all or a portion of the security was pledged as collateral for securities purchased on a when-issued basis.
(d)	Inflation protection security. Principal amount periodically adjusted for inflation.
(e)	Represents the current yield as of report date.

See accompanying Notes to the Schedules of Portfolio Investments.

Sterling Capital Kentucky Intermediate Tax-Free Fund

Schedule of Portfolio Investments

December 31, 2015 (Unaudited)

Principal Amount		Fair Value
MUNICIPAL BONDS — 96.4%

	Kentucky — 96.4%
$300,000	Commonwealth of Kentucky, Certificate of Participation, Public Improvements, Callable 6/15/25 @ 100, 5.000%, 6/15/34	$346,935
400,000	Eastern Kentucky University, Refunding Revenue, Series A, (State Intercept), 5.000%, 4/1/24	484,488
500,000	Fayette County, KY, School District Finance Corp., Lease Payable from Local Revenues, Series A, 5.000%, 10/1/21	587,685
300,000	Jefferson County School District Finance Corp. Ser C School Imps. Revenue Bonds St Intercept, 4.000%, 12/1/28	334,947
250,000	Jefferson County, KY, School District Finance Corp., School Improvements Revenue, Series A, Callable 4/1/25 @ 100, 5.000%, 4/1/27	301,955
510,000	Kentucky Asset/Liability Commission, Project Notes, Federal Highway Trust Transit Improvements Revenue, First Series, Callable 9/1/23 @ 100, 5.250%, 9/1/25	613,056
400,000	Kentucky Economic Development Finance Authority, Baptist Healthcare System, Improvements Refunding Revenue, Series A, Callable 8/15/18 @ 100, OID, 4.750%, 8/15/19	428,384
500,000	Kentucky Economic Development Finance Authority, Owensboro Medical Health System, Hospital Improvements Revenue, Series A, 5.000%, 6/1/16	508,970
555,000	Kentucky Economic Development Finance Authority, Saint Elizabeth Medical Center, Inc. Refunding & Improvement Revenue, Series A, Callable 5/1/19 @ 100, OID, 5.000%, 5/1/24	608,802
500,000	Kentucky Rural Water Finance Corp., Flexible Term Program, Refunding & Improvements Revenue, Series B, Callable 2/1/20 @ 100, 4.000%, 2/1/21	541,995
410,000	Kentucky State Property & Buildings Commission, Project No. 76, Refunding Revenue, (AMBAC), 5.500%, 8/1/21	491,299
460,000	Kentucky State Property & Buildings Commission, Project No. 83, Refunding Revenue, (AMBAC), 5.000%, 10/1/19	518,838
400,000	Kentucky Turnpike Authority, Revitalization Projects, Refunding Revenue, Series A, Callable 7/1/19 @ 100, 5.000%, 7/1/25	447,288
400,000	Kentucky Turnpike Authority, Revitalization Projects, Revenue, Series A, 4.000%, 7/1/21	450,248
460,000	Laurel County, KY, Judicial Center Public Properties Corp., Justice Center Projects, Public Improvements Revenue, Callable 3/1/18 @ 100, OID, 4.500%, 3/1/24	495,282
300,000	Laurel County, KY, School District Finance Corp., Refunding Revenue, Callable 3/1/25 @ 100 (State Intercept), 4.000%, 6/1/25	339,129
525,000	Lexington-Fayette Urban County, KY, Airport Board, Refunding Revenue, Series A, 5.000%, 7/1/19	591,061

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)

	Kentucky — (continued)
$535,000	Louisville & Jefferson County, KY, Metropolitan Government, Catholic Health Initiatives, Refunding Revenue, Series A, Callable 6/1/22 @ 100, 5.000%, 12/1/35	$ 586,547
500,000	Louisville & Jefferson County, KY, Metropolitan Government, Refunding G.O., Series F, Callable 11/1/24 @ 100, 4.000%, 11/1/26	566,010
500,000	Louisville & Jefferson County, KY, Metropolitan Sewer District, Sewer Refunding Revenue, Series A, Callable 11/15/21 @ 100, 5.000%, 5/15/30	586,450
500,000	Northern Kentucky University, University & College Improvements Revenue, Series A, Callable 9/1/17 @ 100, (AMBAC, State Intercept), OID, 4.250%, 9/1/21	525,190
540,000	Owensboro, KY, Public Improvements G.O., Series A, 4.000%, 5/1/22	612,889
535,000	Owensboro, KY, Water Refunding & Improvements Revenue, Callable 9/15/18 @ 100, (Assured Guaranty), 5.250%, 9/15/21	590,180
400,000	Pulaski County, KY, Public Properties Corp., Administration Office of the Court Judicial Facility, Public Improvement Revenue, Callable 12/1/18 @ 100, OID, 5.500%, 12/1/24	451,240
270,000	Pulaski County, KY, Public Properties Corp., Administration Office of the Court Judicial Facility, Public Improvement Revenue, Callable 12/1/18 @ 100, OID, 5.625%, 12/1/25	305,554
200,000	Russell, KY, Bon Secours Health System, Refunding Revenue, Callable 11/1/22 @ 100, 5.000%, 11/1/26	228,430
300,000	University of Kentucky, Refunding Revenue, Series D (State Intercept), 5.250%, 10/1/20	353,760

	Total Municipal Bonds (Cost $12,125,063)	12,896,612

Shares
MONEY MARKET FUND — 2.8%

366,555	Federated Tax-Free Obligations Fund, Institutional Shares, 0.010%(a)	366,555
	Total Money Market Fund (Cost $366,555)	366,555
Total Investments — 99.2% (Cost $12,491,618)		13,263,167
Net Other Assets (Liabilities) — 0.8%		109,940

NET ASSETS — 100.0%		$13,373,107

(a)	Represents the current yield as of report date.

AMBAC — American Municipal Bond Assurance Corp.

G.O. — General Obligation

OID — Original Issue Discount

See accompanying Notes to the Schedules of Portfolio Investments.

Sterling Capital Maryland Intermediate Tax-Free Fund

Schedule of Portfolio Investments

December 31, 2015 (Unaudited)

Principal Amount		Fair Value
MUNICIPAL BONDS — 97.7%

	District of Columbia — 5.1%
$575,000	Washington Metropolitan Area Transit Authority, DC, Transit Improvements Revenue, Refunding Notes, Series A, Callable 7/1/19 @ 100, 5.250%, 7/1/20	$ 656,713
1,000,000	Washington Metropolitan Area Transit Authority, DC, Transit Improvements Revenue, Refunding Notes, Series A, Callable 7/1/19 @ 100, 5.250%, 7/1/27	1,125,260

		1,781,973

	Maryland — 92.6%
1,000,000	Anne Arundel County, MD, Consolidated Water & Sewer Utility Improvements G.O., 5.000%, 4/1/22	1,206,570
810,000	Anne Arundel County, MD, Economic Development, Anne Arundel Community College Project, Refunding Revenue, 4.000%, 9/1/20	893,219
1,000,000	Charles County, MD, Consolidated Public School Improvements G.O., 5.000%, 7/15/22	1,219,430
890,000	Charles County, MD, Consolidated Public School Improvements G.O., Callable 7/15/23 @ 100, 5.000%, 7/15/25	1,079,997
1,000,000	Howard County, MD, Consolidated Public Improvements, Series A, Refunding G.O., 5.000%, 2/15/20	1,153,910
300,000	Howard County, MD, Housing Commission, Columbia Commons Apartments, Local Multifamily Housing Revenue, Series A, 3.000%, 6/1/21	315,801
275,000	Howard County, MD, Housing Commission, General Capital Improvement Program, Local Multifamily Housing Revenue, 4.000%, 6/1/22	304,400
125,000	Howard County, MD, Miscellaneous Purpose Certificate of Participation, Series A, 8.050%, 2/15/21	165,739
135,000	Howard County, MD, Public Improvements Certificate of Participation, Series B, 8.250%, 2/15/20	171,191
690,000	Maryland Community Development Administration, Residential Single Family Housing Revenue, Series A, Callable 9/1/18 @ 100, 4.750%, 9/1/29	718,718
250,000	Maryland Economic Development Corp., Electricity Lights & Power Improvements, Refunding Revenue, Callable 3/1/19 @ 100, 6.200%, 9/1/22	286,067
115,000	Maryland Economic Development Corp., Lutheran World Relief Refugee, Refunding Revenue, Callable 4/1/17 @ 100, (Lutheran Center Corp.), 5.250%, 4/1/19	120,201
975,000	Maryland Economic Development Corp., Public Health Laboratory Public Improvements Revenue, 5.000%, 6/1/20	1,127,266
420,000	Maryland Economic Development Corp., Public Health Laboratory Public Improvements Revenue, Callable 6/1/21 @ 100, 5.000%, 6/1/26	486,675

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)

	Maryland — (continued)
$555,000	Maryland Environmental Service, Mid Shore II Regional Landfill, Resource Recovery Improvements Revenue, 4.000%, 11/1/17	$ 585,059
1,000,000	Maryland Health & Higher Educational Facilities Authority, Calvert Health System, Health, Hospital, Nursing Home Improvements, Refunding Revenue, Callable 07/01/23 @ 100, OID, 5.000%, 7/1/38	1,109,330
1,090,000	Maryland Health & Higher Educational Facilities Authority, Carroll Hospital, Refunding Revenue, Series A, 5.000%, 7/1/19	1,208,189
900,000	Maryland Health & Higher Educational Facilities Authority, College of Notre Dame, Refunding Revenue, 4.000%, 10/1/19	969,426
1,000,000	Maryland Health & Higher Educational Facilities Authority, Frederick Memorial Hospital, Refunding Revenue, Series A, 5.000%, 7/1/22	1,153,680
500,000	Maryland Health & Higher Educational Facilities Authority, Greater Baltimore Medical Center, Refunding Revenue, Series A, Callable 7/1/22 @ 100, 5.000%, 7/1/26	573,600
1,000,000	Maryland Health & Higher Educational Facilities Authority, Johns Hopkins Health System, Health, Hospital, Nursing Home Improvements Revenue, Callable 7/1/22 @ 100, 5.000%, 7/1/25	1,179,350
530,000	Maryland Health & Higher Educational Facilities Authority, Maryland Institute College of Art, Refunding Revenue, Callable 6/1/22 @ 100, 5.000%, 6/1/23	614,768
1,000,000	Maryland Health & Higher Educational Facilities Authority, MedStar Health Inc., Health, Hospital, Nursing Home Improvements Revenue, Series B, Callable 8/15/23 @ 100, 5.000%, 8/15/38	1,118,710
400,000	Maryland Health & Higher Educational Facilities Authority, Meritus Medical Center Issue, Refunding Revenue, 5.000%, 7/1/22	459,140
400,000	Maryland Health & Higher Educational Facilities Authority, University of Maryland Medical System, Refunding Revenue, 5.000%, 7/1/19	445,968
1,160,000	Maryland Stadium Authority, Refunding Revenue, 5.000%, 6/15/23	1,411,337
500,000	Maryland State Department of Transportation, Transit Improvements Revenue, Second Issue, Callable 9/1/18 @ 100, 5.000%, 9/1/23	552,765
1,100,000	Maryland State Transportation Authority, Grant & Revenue Anticipation, Highway Improvements Revenue, Callable 3/1/19 @ 100, OID, 5.000%, 3/1/20	1,228,458
635,000	Maryland State Transportation Authority, Transportation Facilities Project, Highway Revenue, Series A, 5.000%, 7/1/19	718,401
1,000,000	Maryland State Transportation Authority, Transportation Facilities Project, Highway Revenue, Series A, Callable 7/1/19 @ 100, 5.000%, 7/1/22	1,121,000

Continued

Sterling Capital Maryland Intermediate Tax-Free Fund

Schedule of Portfolio Investments — (continued)

December 31, 2015 (Unaudited)

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)

	Maryland — (continued)
$500,000	Montgomery County, MD, Department Liquor Control Public Improvements Revenue, Series A, Callable 4/1/21 @ 100, OID, 4.500%, 4/1/26	$ 551,495
1,025,000	Montgomery County, MD, Revenue Authority, Refunding Revenue, 5.000%, 5/1/22	1,220,293
750,000	Montgomery County, MD, Water Quality Public Improvements Revenue, Series A, Callable 4/1/20 @ 100, 5.000%, 4/1/30	857,010
890,000	Montgomery County, MD, West Germantown Development District, Refunding, Special Tax, 4.000%, 7/1/23	996,311
1,000,000	Prince George’s County, MD, Consolidated Public School Improvements, G.O., Series A, Callable 9/01/24 @ 100, 4.000%, 9/1/25	1,160,400
1,000,000	State of Maryland, Refunding G.O., Series B, 4.000%, 8/1/23	1,162,220
530,000	Talbot County, MD, Public School Improvements G.O., 5.000%, 12/15/16	552,801
1,140,000	Washington County, MD, Refunding G.O., 4.000%, 1/1/21	1,286,182

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)

	Maryland — (continued)
$700,000	Washington Suburban Sanitary Commission, Consolidated Public Water Utility Improvements, G.O., 4.000%, 6/1/24	$ 820,267
500,000	Washington Suburban Sanitary Commission, Water Supply G.O., Callable 6/1/17 @ 100, 4.000%, 6/1/20	523,010

		32,828,354

	Total Municipal Bonds (Cost $33,146,928)	34,610,327

Shares
MONEY MARKET FUND — 1.1%
404,761	Federated Tax-Free Obligations Fund, Institutional Shares, 0.07%(a)	404,761

	Total Money Market Fund (Cost $404,761)	404,761

Total Investments — 98.8% (Cost $33,551,689)		35,015,088
Net Other Assets (Liabilities) — 1.2%		428,761

NET ASSETS — 100.0%		$35,443,849

(a)	Represents the current yield as of report date.

G.O. — General Obligation

OID — Original Issue Discount

See accompanying Notes to the Schedules of Portfolio Investments.

Sterling Capital North Carolina Intermediate Tax-Free Fund

Schedule of Portfolio Investments

December 31, 2015 (Unaudited)

Principal Amount		Fair Value
MUNICIPAL BONDS — 97.9%

	North Carolina — 97.9%
$2,335,000	Appalachian State University, University & College Improvements Revenue, Callable 10/1/21 @ 100, 5.000%, 10/1/24	$2,748,669
2,405,000	Appalachian State University, University & College Improvements Revenue, Callable 10/1/21 @ 100, 4.750%, 10/1/27	2,712,287
1,000,000	Beaufort County, NC, Refunding Revenue Limited Obligation, Callable 6/1/22 @ 100, 5.000%, 6/1/24	1,170,880
1,000,000	Beaufort County, NC, Refunding Revenue Limited Obligation, Callable 6/1/22 @ 100, 5.000%, 6/1/26	1,153,010
1,000,000	Broad River Water Authority, Water System Refunding Revenue, 5.000%, 6/1/24	1,213,340
1,025,000	Buncombe County Metropolitan Sewerage District, Sewer Improvements Revenue, Callable 7/1/24 @ 100, 5.000%, 7/1/39	1,186,960
1,985,000	Buncombe County, NC, Public Improvements Revenue, Series A, 4.000%, 6/1/17	2,074,821
2,000,000	Buncombe County, NC, Refunding Revenue, Limited Obligations, Series A, 5.000%, 6/1/20	2,310,480
1,000,000	Cabarrus County, NC, Installment Financing Contract, Correctional Facility Improvements Certificate of Participation, Series C, Callable 6/1/18 @ 100, OID, 5.000%, 6/1/23	1,097,030
1,960,000	Cabarrus County, NC, Installment Financing Contract, School Improvements Certificate of Participation, 5.000%, 1/1/17	2,042,438
1,685,000	Cabarrus County, NC, Installment Financing Contract, School Improvements Certificate of Participation, Callable 1/1/19 @ 100, 5.000%, 1/1/20	1,883,712
1,730,000	Cabarrus County, NC, Installment Financing Contract, School Improvements Certificate of Participation, Callable 1/1/19 @ 100, 5.000%, 1/1/23	1,934,019
1,240,000	Cape Fear Public Utility Authority, Water & Sewer System, Improvements Refunding Revenue, 5.000%, 8/1/21	1,473,864
1,475,000	Cape Fear Public Utility Authority, Water & Sewer System, Improvements Refunding Revenue, Callable 8/1/21 @ 100, 5.000%, 8/1/26	1,736,857
1,535,000	Cape Fear Public Utility Authority, Water & Sewer System, Improvements Refunding Revenue, Callable 8/1/21 @ 100, 5.000%, 8/1/28	1,797,761
1,160,000	Cape Fear Public Utility Authority, Water & Sewer System, Improvements Revenue, Callable 8/1/18 @ 100, 5.000%, 8/1/26	1,271,882
1,030,000	Cape Fear Public Utility Authority, Water & Sewer System, Improvements Revenue, Callable 8/1/18 @ 100, 5.000%, 8/1/31	1,130,755
1,120,000	Cary, NC, Combined Utility Systems, Refunding Revenue, Callable 12/1/25 @ 100, 4.000%, 12/1/29	1,271,200
1,000,000	Catawba County, NC, School Improvements Refunding Revenue, 4.000%, 10/1/19	1,098,480
1,000,000	Catawba County, NC, School Improvements Refunding Revenue, 4.000%, 10/1/20	1,114,550

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)

	North Carolina — (continued)
$1,000,000	Charlotte, NC, Charlotte Douglas International Airport Refunding Revenue, Callable 7/1/24 @ 100, 5.000%, 7/1/31	$1,174,480
1,000,000	Charlotte, NC, Port, Airport & Marina Improvements Revenue, Series A, Callable 7/1/20 @ 100, 5.000%, 7/1/27	1,129,880
1,280,000	Charlotte, NC, Storm Water Fee Public, Improvements Revenue, Callable 6/1/16 @ 100, 5.000%, 6/1/20	1,305,229
1,000,000	Charlotte, NC, Storm Water Fee Public, Improvements Revenue, Callable 6/1/16 @ 100, 5.000%, 6/1/23	1,019,710
1,000,000	Charlotte, NC, Water & Sewer System, Refunding Revenue, Series B, Callable 7/1/20 @ 100, 5.000%, 7/1/25	1,154,350
2,000,000	Chatham County, NC, Refunding Revenue (County Guaranteed), 5.000%, 12/1/28	2,499,780
2,000,000	Concord, NC, Utilities Systems, Refunding Revenue, Series B, Callable 12/1/19 @ 100, 5.000%, 12/1/22	2,219,340
1,000,000	Durham Capital Financing Corp., Limited Obligation Refunding Revenue, 5.000%, 6/1/21	1,184,820
1,410,000	Durham County, NC, Industrial Facilities & Pollution Control Financing Authority, Research Triangle Institute, University & College Improvements Revenue, 5.000%, 2/1/20	1,597,586
2,000,000	Durham County, NC, Public Improvements Certificate of Participation, Series A, Callable 6/1/19 @ 100, 5.000%, 6/1/24	2,230,100
1,000,000	Durham, NC, Refunding G.O., 4.000%, 9/1/25	1,180,110
1,750,000	Fayetteville, NC, Public Works Commission, Electric Light & Power Improvements Revenue, Callable 3/1/24 @ 100, 4.000%, 3/1/27	1,976,363
1,085,000	Franklin County, NC, Public Facilities Projects, Certificate of Participation, Callable 9/1/17 @ 100 (NATL), 5.000%, 9/1/22	1,151,934
1,030,000	Henderson County, NC, University & College Improvements Revenue, Series B, 4.000%, 12/1/16	1,062,795
1,010,000	Holly Springs, NC, Public Improvements Revenue, Callable 10/1/24 @ 100, 5.000%, 10/1/27	1,221,645
2,335,000	Iredell County, NC, Refunding G.O., Series B, 5.000%, 2/1/19	2,614,943
2,125,000	Iredell County, NC, Refunding G.O., Series B, 5.000%, 2/1/20	2,447,724
2,470,000	Iredell County, NC, Refunding G.O., Series B, 5.000%, 2/1/21	2,920,182
4,000,000	Johnston County, NC, Refunding G.O., 4.000%, 2/1/26	4,633,440
1,000,000	Lee County, NC, Public Facilities Projects, School Improvements Certificate of Participation, Callable 4/1/17 @ 100 (AGM), 5.000%, 4/1/19	1,050,290
1,570,000	Lenoir County, NC, Refunding G.O., 4.000%, 2/1/19	1,703,733
1,705,000	Lenoir County, NC, Refunding G.O., 4.000%, 2/1/20	1,885,372

Continued

Sterling Capital North Carolina Intermediate Tax-Free Fund

Schedule of Portfolio Investments — (continued)

December 31, 2015 (Unaudited)

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)

	North Carolina — (continued)
$1,750,000	Lincoln County, NC, Refunding G.O., Series A, 5.000%, 6/1/18	$1,918,473
2,535,000	Lincoln County, NC, Refunding G.O., Series A, 4.000%, 6/1/19	2,775,318
2,000,000	Mecklenburg County, NC, Refunding G.O., 5.000%, 2/1/21	2,364,800
1,280,000	Monroe, NC, Combined Enterprise System, Refunding Revenue (AGM), 4.000%, 3/1/19	1,385,766
1,855,000	New Hanover County, NC, New Hanover County Projects, Refunding Revenue, 5.000%, 12/1/19	2,119,542
1,015,000	New Hanover County, NC, New Hanover County Projects, Refunding Revenue, 5.000%, 12/1/20	1,189,022
1,270,000	New Hanover County, NC, New Hanover Regional Medical, Refunding Revenue, Callable 10/1/21 @ 100, 5.000%, 10/1/23	1,460,487
1,000,000	New Hanover County, NC, Regional Medical Center, Health Hospital, Nursing Home Improvements Revenue, Series A, Callable 10/1/19 @ 100 (AGM), 5.000%, 10/1/21	1,134,190
1,050,000	New Hanover County, NC, Regional Medical Center, Health Hospital, Nursing Home Improvements Revenue, Series A, Callable 10/1/19 @ 100 (AGM), 5.000%, 10/1/22	1,185,859
1,000,000	North Carolina Agricultural & Technical State University Ref-Gen-Ser A Refunding Notes Revenue Bonds, 5.000%, 10/1/32	1,178,130
1,215,000	North Carolina Agricultural & Technical State University Ref-Gen-Ser A Refunding Notes Revenue Bonds, 5.000%, 10/1/34	1,424,660
1,305,000	North Carolina Capital Facilities Finance Agency, Johnson & Wales University Project, Refunding Revenue, 5.000%, 4/1/21	1,512,939
1,000,000	North Carolina Capital Facilities Finance Agency, Johnson & Wales University Project, Refunding Revenue, Callable 4/1/23 @ 100, 5.000%, 4/1/25	1,182,450
1,000,000	North Carolina Eastern Municipal Power Agency, Electric, Lights & Power Improvements Revenue, Series A, Callable 7/1/22 @ 100, 5.000%, 1/1/25	1,217,400
1,915,000	North Carolina Eastern Municipal Power Agency, Electric, Lights & Power Improvements Revenue, Series A, OID, 6.400%, 1/1/21	2,164,065
1,000,000	North Carolina Eastern Municipal Power Agency, Refunding Revenue, Series A, Callable 1/1/16 @ 100 (AMBAC), 5.250%, 1/1/20	1,000,000
1,005,000	North Carolina Medical Care Commission, First Mortgage Deerfield, Health, Hospital, Nursing Home Improvements Revenue, Series A, Callable 11/1/18 @ 100, OID, 6.000%, 11/1/33	1,098,284
1,500,000	North Carolina Medical Care Commission, Firsthealth Carolina, Refunding Revenue, Series C, OID, 4.000%, 10/1/18	1,613,880

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)

	North Carolina — (continued)
$5,000,000	North Carolina Medical Care Commission, Health Care Facilities, Duke University Health System, Health, Hospital, Nursing Home Improvements Revenue, Callable 6/1/22 @ 100, Series A, 5.000%, 6/1/32	$5,733,500
915,000	North Carolina Medical Care Commission, Health Care Facilities, Refunding Revenue, Appalachian Regional Healthcare System, Series A, 5.000%, 7/1/19	999,235
1,180,000	North Carolina Medical Care Commission, Health Care Facilities, Refunding Revenue, Appalachian Regional Healthcare System, Series A, 5.375%, 7/1/20	1,328,102
1,000,000	North Carolina Medical Care Commission, Mission Health Combine Group, Refunding Revenue, Callable 10/1/17 @ 100 (AGM-CR), 5.000%, 10/1/25	1,061,850
3,030,000	North Carolina Medical Care Commission, North Carolina Baptist Hospital, Refunding Revenue, 5.000%, 6/1/20	3,458,412
1,530,000	North Carolina Medical Care Commission, North Carolina Baptist Hospital, Refunding Revenue, Callable 6/1/20 @ 100, 5.250%, 6/1/29	1,725,350
2,780,000	North Carolina Medical Care Commission, Vidant Health Care Facilities, Refunding Revenue, Series A, Callable 6/1/22 @ 100, 5.000%, 6/1/24	3,196,138
1,260,000	North Carolina Medical Care Commission, Wakemed Refunding Revenue, Series A, 5.000%, 10/1/22	1,478,837
2,000,000	North Carolina Medical Care Commission, Wakemed, Refunding Revenue, Series A, Callable 10/1/22 @ 100, 5.000%, 10/1/27	2,271,800
2,000,000	North Carolina State University at Raleigh, Refunding Revenue, Series A, Callable 10/1/23 @ 100, 5.000%, 10/1/28	2,426,300
4,550,000	North Carolina State, Public Improvements, Revenue, Series C, Callable 5/1/21 @ 100, 4.000%, 5/1/23	5,051,228
2,380,000	North Carolina State, Refunding G.O., Series B, 5.000%, 4/1/17	2,509,591
1,250,000	Onslow County, NC, Refunding G.O., 5.000%, 12/1/21	1,487,750
1,520,000	Onslow Water & Sewer Authority, Water Utility Improvements Revenue, Series B, Callable 11/9/15 @ 100 (XLCA), 5.000%, 6/1/21	1,526,004
1,365,000	Orange County, NC, Public Facilities Co., Public Improvements, Revenue, Callable 10/1/21 @ 100, 5.000%, 10/1/23	1,627,421
1,105,000	Pasquotank County, NC, Refunding Certificate of Participation (NATL), 5.250%, 6/1/18	1,198,660
1,000,000	Pasquotank County, NC, Refunding Certificate of Participation (NATL), 5.250%, 6/1/19	1,113,630
1,210,000	Pender County, NC, Limited Obligation Refunding Revenue, Callable 6/1/22 @ 100, 5.000%, 6/1/26	1,419,354
1,390,000	Pitt County, NC, Certificate of Participation, Refunding, Callable 4/1/22 @ 100, 5.000%, 4/1/24	1,628,913

Continued

Sterling Capital North Carolina Intermediate Tax-Free Fund

Schedule of Portfolio Investments — (continued)

December 31, 2015 (Unaudited)

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)

	North Carolina — (continued)
$1,395,000	Pitt County, NC, Certificate of Participation, Refunding, Callable 4/1/22 @ 100, 5.000%, 4/1/25	$1,625,663
2,160,000	Raleigh Durham Airport Authority, Refunding Revenue, Series B1, Callable 5/1/20 @ 100, 5.000%, 11/1/28	2,465,273
1,500,000	Raleigh, NC, Combined Enterprise System, Refunding Revenue, Series A, Callable 3/1/23 @ 100, 5.000%, 3/1/27	1,792,425
1,615,000	Raleigh, NC, Combined Enterprise System, Refunding Revenue, Series A, Callable 3/1/23 @ 100, 5.000%, 3/1/28	1,921,527
1,070,000	Raleigh, NC, Public Improvements, Revenue, Series A, Callable 10/1/24 @ 100, 4.000%, 10/1/31	1,169,863
1,560,000	Rockingham County, NC, Public Improvements Certificate of Participation (Assured Guaranty), 5.000%, 4/1/17	1,643,226
1,510,000	Rockingham County, NC, Refunding Revenue, 5.000%, 4/1/18	1,642,442
1,985,000	Sampson County, NC, Refunding Revenue, Callable 12/1/25 @ 100, 5.000%, 12/1/26	2,414,038
1,000,000	Union County, NC, Enterprise Systems, Refunding Revenue, Series A, Callable 12/1/21 @ 100, 4.000%, 12/1/22	1,136,010
2,205,000	Union County, NC, Refunding G.O., Series A, 5.000%, 3/1/22	2,662,074
1,000,000	Union County, NC, Refunding Revenue, 5.000%, 12/1/23	1,227,720
2,285,000	University of North Carolina at Greensboro, Refunding Revenue, Callable 4/1/21 @ 100, 5.000%, 4/1/23	2,674,981
1,695,000	University of North Carolina at Greensboro, University & College Improvements Revenue, Callable 4/1/24 @ 100, 5.000%, 4/1/28	2,027,915
120,000	University Of North Carolina System Prerefunded-2015-2-Ser A Univ. & College Imps. Revenue Bonds NATL-RE, 5.000%, 10/1/17	124,068
405,000	University Of North Carolina System Unrefunded-2015-2-Ser A Univ. & College Imps. Revenue Bonds NATL-RE, 5.000%, 10/1/17	418,053
3,260,000	University of North Carolina System, Appalachian State University, Refunding Revenue, Series B1, Callable 4/1/20 @ 100, 5.250%, 10/1/22	3,809,473
3,130,000	University of North Carolina System, Asheville/Wilmington, Refunding Revenue, Series C, Callable 4/1/20 @ 100 (Assured Guaranty), 5.000%, 10/1/20	3,646,763
1,485,000	University of North Carolina System, Asheville/Wilmington, Refunding Revenue, Series C, Callable 4/1/20 @ 100 (Assured Guaranty), 5.250%, 10/1/24	1,725,065
1,975,000	University of North Carolina System, The University of North Carolina at Greensboro, Refunding Revenue, Series B2, 5.000%, 4/1/17	2,078,075

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)

	North Carolina — (continued)
$1,000,000	University of North Carolina System, University & College Improvements, General Trust Indenture Revenue, Series C, 4.500%, 10/1/17	$1,056,240
250,000	University of North Carolina System, University & College Improvements, Prerefunded Revenue, Series A, Callable 10/1/16 @ 100, (NATL-RE), 5.000%, 10/1/17	258,515
2,125,000	Watauga Public Facilities Corp., Revenue, Series A, Callable 6/1/22 @ 100, 5.000%, 6/1/24	2,489,501
1,000,000	Watauga Public Facilities Corp., Revenue, Series A, Callable 6/1/22 @ 100, 5.000%, 6/1/26	1,156,980
1,000,000	Winston-Salem State University Foundation LLC, Refunding Revenue, Callable 4/1/22 @ 100, 5.000%, 4/1/25	1,125,620
1,000,000	Winston-Salem, NC, Transit Improvements, Refunding Revenue, Series C, Callable 6/1/24 @ 100, 5.000%, 6/1/30	1,187,490
1,165,000	Winston-Salem, NC, Water & Sewer System, Refunding Revenue, Series A, 5.000%, 6/1/24	1,452,708
1,000,000	Winston-Salem, NC, Water & Sewer System, Refunding Revenue, Series A, Callable 6/1/17 @ 100, 5.000%, 6/1/19	1,059,430
1,875,000	Winston-Salem, NC, Water & Sewer System, Refunding Revenue, Series A, Callable 6/1/24 @ 100, 5.000%, 6/1/25	2,319,938
1,000,000	Winston-Salem, NC, Water & Sewer System, Refunding Revenue, Series A, Callable 6/1/24 @ 100, 5.000%, 6/1/28	1,216,190

	Total Municipal Bonds (Cost $180,199,711)	190,481,407

Shares
MONEY MARKET FUND — 1.4%
2,721,092	Federated North Carolina Municipal Cash Trust, Institutional Shares, 0.010%(a)	2,721,092

	Total Money Market Fund (Cost $2,721,092)	2,721,092

Total Investments — 99.3% (Cost $182,920,803)		193,202,499
Net Other Assets (Liabilities) — 0.7%		1,417,503

NET ASSETS — 100.0%		$194,620,002

(a)	Represents the current yield as of report date.

AGM — Assured Guaranty Municipal Corp.

AMBAC — American Municipal Bond Assurance Corp.

CR — Custodial Receipts

G.O. — General Obligation

NATL — National Public Finance Guarantee Corp.

Continued

Sterling Capital North Carolina Intermediate Tax-Free Fund

Schedule of Portfolio Investments — (continued)

December 31, 2015 (Unaudited)

OID — Original Issue Discount

RE — Reinsurance

XLCA — XL Capital Assurance

See accompanying Notes to the Schedules of Portfolio Investments.

Sterling Capital South Carolina Intermediate Tax-Free Fund

Schedule of Portfolio Investments

December 31, 2015 (Unaudited)

Principal Amount		Fair Value
MUNICIPAL BONDS — 95.9%

	South Carolina — 95.9%
$1,515,000	Anderson County, SC, School District No 4, Refunding, G.O., Series A, Callable 3/1/25 @ 100, (SCSDE), 5.000%, 3/1/28	$1,848,512
1,000,000	Anderson Regional Joint Water System, Refunding Revenue, Series A, Callable 7/15/21 @ 100, 5.000%, 7/15/25	1,143,070
1,095,000	Anderson, SC, Water & Sewer, Refunding Revenue (AGM), 5.000%, 7/1/19	1,231,985
1,000,000	Beaufort County, SC, School District, Advance Refunding, G.O., (SCSDE), 5.000%, 3/1/22	1,203,790
1,000,000	Beaufort County, SC, School District, Refunding G.O., Series A, Callable 3/1/17 @ 100 (AGM, SCSDE), 5.000%, 3/1/27	1,050,400
1,000,000	Charleston County, SC, Capital Improvements Transportation Sales Tax, Public Improvements G.O., Callable 11/1/21 @ 100 (State Aid Withholding), 5.000%, 11/1/22	1,204,160
1,000,000	Charleston County, SC, Port, Airport & Marina Improvements Revenue, 5.000%, 12/1/22	1,213,550
2,500,000	Charleston Educational Excellence Finance Corp., Charleston County School Refunding Revenue, 5.000%, 12/1/21	2,979,400
1,910,000	Clover School District No. 2, Advance Refunding, G.O., (SCSDE), 5.000%, 3/1/18	2,076,361
1,355,000	Coastal Carolina University, University & College Improvements Revenue, Callable 6/1/24 @ 100, 5.000%, 6/1/34	1,566,122
1,295,000	College of Charleston, University & College Improvements Refunding Revenue, Series A, Callable 4/1/21 @ 100, 5.000%, 4/1/25	1,478,670
1,000,000	College of Charleston, University & College Improvements Revenue, Series A, Callable 4/1/24 @ 100, 5.000%, 4/1/25	1,202,040
1,095,000	Columbia, SC, Recreational Facilities Improvements Revenue, Callable 2/1/24 @ 100, 4.000%, 2/1/31	1,182,863
1,170,000	Easley Combined Utility System, Refunding Revenue, Callable 12/1/19 @ 100 (Assured Guaranty), 5.000%, 12/1/24	1,332,127
1,135,000	East Richland County Public Service District, Refunding Revenue, 4.000%, 1/1/22	1,283,310
600,000	Educational Facilities Authority, Wofford College, University & College Improvements Revenue, Series B, 2.000%, 4/1/27(a)	601,026
1,000,000	Florence County, SC, McLeod Regional Medical Center Project, Refunding Revenue, Callable 11/1/24 @ 100, 5.000%, 11/1/28	1,180,510
1,100,000	Florence County, SC, McLeod Regional Medical Center Project, Refunding Revenue, Callable 11/1/24 @ 100, 5.000%, 11/1/33	1,264,956
1,895,000	Florence County, SC, Public Improvements, G.O., (State Aid Withholding), 4.000%, 6/1/20	2,113,399
1,000,000	Greenville County, SC, School District Building Refunding Revenue, 5.000%, 12/1/22	1,203,300
1,075,000	Greenville County, SC, School District Building Refunding Revenue, Callable 12/1/16 @ 100, 5.000%, 12/1/22	1,116,753
570,000	Greenville County, SC, School District Building Refunding Revenue, Callable 12/1/16 @ 100, OID, 4.250%, 12/1/21	588,029

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)

	South Carolina — (continued)
$1,340,000	Greenville Health System, Hospital System Board, Refunding Revenue, 5.000%, 5/1/21	$1,559,117
1,000,000	Greenville Health System, Hospital System Board, Refunding Revenue, Callable 5/1/22 @ 100, 5.000%, 5/1/31	1,128,690
1,000,000	Greenwood County, SC, Self Regional Healthcare Refunding Revenue, Series B, Callable 4/1/22 @ 100, 5.000%, 10/1/24	1,144,410
530,000	Greenwood County, SC, Self Regional Healthcare Revenue, Callable 10/1/19 @ 100, OID, 5.000%, 10/1/23	594,395
1,175,000	Greenwood, SC, Combined Public Utility Revenue, Series A, 4.000%, 12/1/18	1,263,219
1,000,000	Horry County, SC, School District, Refunding, G.O., Series B (SCSDE), 5.000%, 3/1/23	1,219,800
1,000,000	Kershaw County, SC, Kershaw County School District Project, Refunding Revenue, 5.000%, 12/1/23	1,187,210
500,000	Kershaw County, SC, Kershaw County School District Project, Refunding Revenue (AGC), 5.000%, 12/1/16	520,445
1,460,000	Lancaster Educational Assistance Program, Inc., SC, Lancaster County School District Refunding Revenue, Series B, Callable 12/1/23 @ 100, 5.000%, 12/1/24	1,748,365
645,000	Lexington County, SC, Health Services District, Inc., Refunding Revenue, Callable 11/1/17 @ 100, 5.000%, 11/1/19	690,530
1,000,000	Lexington County, SC, Health Services District, Inc., Refunding Revenue, Callable 11/1/17 @ 100, 5.000%, 11/1/23	1,066,060
785,000	Lexington County, SC, Health Services District, Inc., Refunding Revenue, Callable 11/1/21 @ 100, 5.000%, 11/1/22	924,832
1,000,000	Lexington County, SC, School District No. 1, G.O., Series C (SCSDE), 5.000%, 2/1/21	1,175,260
1,000,000	Lexington One School Facilities Corp., Lexington County School District No. 1 Revenue, 5.000%, 12/1/16	1,040,990
940,000	Lexington, SC, Combined Waterworks & Sewer System Refunding Revenue, Callable 4/1/21 @100, 5.000%, 4/1/22	1,089,657
1,000,000	Lugoff-Elgin Water Authority, Refunding Revenue, Series B, Callable 7/1/26 @ 100, 5.000%, 7/1/30	1,205,010
1,460,000	Newberry, SC, Refunding Revenue (AGM), 5.000%, 4/1/24	1,745,561
735,000	Oconee County, SC, Duke Power Co. Project Refunding Revenue, 3.600%, 2/1/17	756,308
810,000	Orangeburg County, SC, School District No. 5, Refunding G.O. (SCSDE), 5.000%, 3/1/21	949,207
600,000	Piedmont Municipal Power Agency, Power System Refunding Revenue, Series A3 (Assured Guaranty), 5.000%, 1/1/18	646,536
1,000,000	Piedmont Municipal Power Agency, Power System Refunding Revenue, Series B, Callable 1/1/22 @ 100, 4.000%, 1/1/23	1,113,750
330,000	Piedmont Municipal Power Agency, Power System, Prerefunded, Refunding Revenue (NATL), OID, 5.375%, 1/1/25	361,845

Continued

Sterling Capital South Carolina Intermediate Tax-Free Fund

Schedule of Portfolio Investments — (continued)

December 31, 2015 (Unaudited)

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)

	South Carolina — (continued)
$1,000,000	Renewable Water Resources Sewage System, Refunding Revenue, 4.000%, 1/1/20	$1,100,800
1,000,000	Rock Hill, SC, Combined Utility System, Refunding Revenue, Series A, Callable 1/1/22 @100 (AGM), 5.000%, 1/1/23	1,169,440
1,000,000	Rock Hill, SC, Hospital Fee Pledge, Refunding Revenue, Callable 4/1/23 @100, 5.000%, 4/1/33	1,124,550
1,090,000	Rock Hill, SC, Ltd. Obligations, Hospitality Fee Pledge, Refunding Revenue, 5.000%, 4/1/21	1,261,021
1,500,000	SCAGO Educational Facilities Corp. for Cherokee School District No. 1, Refunding Revenue, 5.000%, 12/1/24	1,796,475
1,135,000	SCAGO Educational Facilities Corp. for Colleton School District, Refunding Revenue, 5.000%, 12/1/20	1,300,585
825,000	SCAGO Educational Facilities Corp. for Pickens School District, Pickens County Project, School Improvements Revenue, Callable 12/1/16 @ 100 (AGM), 5.000%, 12/1/19	858,149
790,000	SCAGO Educational Facilities Corp. for Union School District, Refunding Revenue, 5.000%, 12/1/21	921,606
500,000	SCAGO Public Facilities Corp. for Georgetown County, Georgetown County Project, Refunding Revenue, Series A, 5.000%, 12/1/18	551,330
500,000	SCAGO Public Facilities Corp. for Georgetown County, Georgetown County Project, Refunding Revenue, Series A, 5.000%, 12/1/19	563,535
550,000	South Carolina Jobs-Economic Development Authority, AnMed Health Project, Refunding & Improvement Revenue, Series B (Assured Guaranty), 5.000%, 2/1/19	605,418
1,000,000	South Carolina Jobs-Economic Development Authority, Bons Secours Health System, Inc., Refunding Revenue, Callable 11/1/22 @ 100, 5.000%, 11/1/24	1,152,930
1,500,000	South Carolina Jobs-Economic Development Authority, Conway Hospital Income Project, Health, Hospital, Nursing Home Improvements Revenue, Callable 7/1/22 @ 100, 5.000%, 7/1/23	1,714,530
580,000	South Carolina Jobs-Economic Development Authority, Furman University, Refunding Revenue, 5.000%, 10/1/24	706,405
500,000	South Carolina Jobs-Economic Development Authority, Palmetto Health Facilities, Refunding Revenue, Series A (AGM), 5.000%, 8/1/19	552,400
500,000	South Carolina Jobs-Economic Development Authority, Palmetto Health, Refunding & Improvement Facilities Revenue, OID, 5.000%, 8/1/18	539,890

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)

	South Carolina — (continued)
$1,150,000	South Carolina Ports Authority, Port, Airport & Marina Improvements Revenue, 5.000%, 7/1/19	$ 1,289,253
1,030,000	South Carolina State Public Service Authority, Refunding Revenue, Series A, Callable 1/1/19 @ 100, 5.000%, 1/1/27	1,128,056
1,015,000	South Carolina State Public Service Authority, Refunding Revenue, Series A, Callable 1/1/19 @ 100, 5.000%, 1/1/32	1,109,750
600,000	Spartanburg Regional Health Services District, Refunding Revenue, Series A, Callable 4/15/18 @ 100 (Assured Guaranty), 5.250%, 4/15/21	653,328
830,000	Three Rivers Solid Waste Authority, Solid Waste Disposal Facilities, Refunding Revenue, 4.500%, 12/15/16	856,743
500,000	University of South Carolina, Refunding Revenue, Series A, Callable 5/1/20 @ 100, 5.000%, 5/1/28	564,695
	Total Municipal Bonds (Cost $71,705,925)	74,716,419

Shares
MONEY MARKET FUND — 3.2%

2,501,664	Federated Tax-Free Obligations Fund, Institutional Shares, 0.07%(b)	2,501,664
	Total Money Market Fund (Cost $2,501,664)	2,501,664
Total Investments — 99.1% (Cost $74,207,589)		77,218,083
Net Other Assets (Liabilities) — 0.9%		680,619
NET ASSETS — 100.0%		$77,898,702

(a)	The interest rate for this variable rate note, which will change periodically, is based either on the prime rate or an index of market rates. The reflected rate is in effect as of December 31, 2015. The maturity date reflected is the final maturity date.
(b)	Represents the current yield as of report date.

AGC — Assured Guaranty Corp.

AGM — Assured Guaranty Municipal Corp.

G.O. — General Obligation

NATL — National Public Finance Guarantee Corp.

OID — Original Issue Discount

SCAGO — South Carolina Association of Governmental Organizations

SCSDE — South Carolina School District Enhancement

See accompanying Notes to the Schedules of Portfolio Investments.

Sterling Capital Virginia Intermediate Tax-Free Fund

Schedule of Portfolio Investments

December 31, 2015 (Unaudited)

Principal Amount		Fair Value
MUNICIPAL BONDS — 97.8%

	District of Columbia — 1.8%
$1,160,000	Metropolitan Washington Airports Authority, Port, Airport & Marina Improvement Revenue, Series A, Callable 10/1/20 @ 100, 5.000%, 10/1/23	$1,337,376
625,000	Metropolitan Washington Airports Authority, Refunding Revenue, Series B, Callable 10/1/19 @ 100, 5.000%, 10/1/21	703,669
		2,041,045
	Virginia — 96.0%
1,000,000	Albemarle County, VA, Economic Development Authority, Albemarle County Project, Public Improvements Revenue, 5.000%, 6/1/21	1,180,820
1,730,000	Albemarle County, VA, Economic Development Authority, Albemarle County Project, Public Improvements Revenue, Callable 6/1/22 @ 100, 5.000%, 6/1/23	2,054,081
2,760,000	Albemarle County, VA, Economic Development Authority, Refunding Revenue, 5.000%, 6/1/20	3,188,462
1,000,000	Alexandria, VA, Refunding G.O. (State Aid Withholding), 5.000%, 6/15/21	1,191,140
1,000,000	Arlington County, VA, Industrial Development Authority, VA Hospital Center Arlington, Refunding Revenue, 5.000%, 7/1/18	1,088,140
1,100,000	Chesterfield County, VA, Economic Development Authority, Electric & Power, Refunding Revenue, Series A, Callable 5/1/19 @ 100, 5.000%, 5/1/23	1,227,688
1,145,000	Culpeper County, VA, Economic Development Authority, VA Capital Projects, Refunding Revenue, Callable 6/1/24 @ 100, 4.000%, 6/1/26	1,287,587
1,410,000	Fairfax County, VA, Economic Development Authority, Community Services Facilities Project, Health, Hospital, Nursing, Home Improvements, Revenue, Series A, 4.500%, 3/1/21	1,619,695
1,875,000	Fairfax County, VA, Economic Development Authority, Goodwin House Inc., Refunding Revenue, Callable 10/1/17 @ 100, 5.000%, 10/1/27	1,958,813
2,500,000	Fairfax County, VA, Economic Development Authority, Laurel Hill Public Facilities Project, Refunding Revenue, Series A, 5.000%, 6/1/22	2,994,875
1,000,000	Fairfax County, VA, Industrial Development Authority, Inova Health System Project, Refunding Revenue, (AGM-CR), OID, 5.250%, 8/15/19	1,084,020
495,000	Fairfax County, VA, Industrial Development Authority, Inova Health Systems Project, Refunding Revenue, Series C, 5.000%, 5/15/18	541,980
2,160,000	Fairfax County, VA, Sewer Improvements Revenue, Callable 7/15/21 @ 100, 5.000%, 7/15/22	2,569,255
1,000,000	Fredericksburg Economic Development Authority, Mary Washington Healthcare Obligation Group, Refunding Revenue, Callable 6/15/24 @ 100, 5.000%, 6/15/26	1,143,060

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)

	Virginia — (continued)
$1,000,000	Hampton, VA, Public Improvements, Refunding G.O., Series A, Callable 1/15/19 @100, 5.000%, 1/15/21	$1,112,420
1,700,000	Leesburg, VA, Refunding G.O., Callable 1/15/24 @ 100, (State Aid Withholding), 4.000%, 1/15/27	1,926,797
1,000,000	Leesburg, VA, Refunding G.O., Callable 1/15/25 @ 100, (State Aid Withholding), 5.000%, 1/15/27	1,236,540
1,000,000	Loudoun County, VA, Economic Development Authority, Public Improvements Revenue, Callable 12/1/24 @ 100, 5.000%, 12/1/27	1,210,540
1,665,000	Loudoun County, VA, Industrial Development Authority, Refunding Revenue, 4.000%, 12/15/22	1,927,504
1,465,000	Montgomery County, VA, Economic Development Authority, Virginia Tech Foundation, Refunding Revenue, Series A, Callable 6/1/20 @ 100, 5.000%, 6/1/27	1,663,273
2,460,000	Montgomery County, VA, Economic Development Authority, Virginia Tech Foundation, Refunding Revenue, Series A, Callable 6/1/21 @ 100, 5.000%, 6/1/24	2,874,534
1,315,000	Montgomery County, VA, Industrial Development Authority, Public Projects, Public Improvements, Revenue, 5.000%, 2/1/18	1,422,922
1,445,000	Montgomery County, VA, Industrial Development Authority, Public Projects, Public Improvements, Revenue, Callable 2/1/18 @ 100, 5.000%, 2/1/24	1,544,965
2,000,000	Newport News, VA, General Water Improvements, Refunding G.O., Series A, 4.000%, 7/15/20	2,239,220
1,000,000	Newport News, VA, General Water Improvements, Refunding G.O., Series B, 5.250%, 7/1/21	1,205,210
1,000,000	Norfolk, VA, Economic Development Authority, Bon Secours Health System, Inc., Refunding Revenue, Callable 11/1/22 @ 100, 5.000%, 11/1/29	1,131,280
1,000,000	Norfolk, VA, Economic Development Authority, Sentara Healthcare Facilities, Refunding Revenue, Series B, Callable 11/1/22 @ 100, 5.000%, 11/1/25	1,169,560
1,000,000	Norfolk, VA, Economic Development Authority, Sentara Healthcare, Refunding Revenue, Series B, Callable 11/1/22 @ 100, 5.000%, 11/1/24	1,177,520
1,465,000	Norfolk, VA, Economic Development Authority, Sentara Healthcare, Refunding Revenue, Series B, Callable 11/1/22 @ 100, 5.000%, 11/1/36	1,651,509
1,000,000	Norfolk, VA, Water Utility Improvements Revenue, Callable 11/1/18 @ 100, 5.000%, 11/1/23	1,111,440
1,000,000	Pittsylvania County, VA, School Improvements G.O., Series B, 5.000%, 2/1/19	1,118,280
1,320,000	Pittsylvania County, VA, School Improvements G.O., Series B, Callable 2/1/19 @ 100, OID, 5.200%, 2/1/20	1,485,462

Continued

Sterling Capital Virginia Intermediate Tax-Free Fund

Schedule of Portfolio Investments — (continued)

December 31, 2015 (Unaudited)

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)

	Virginia — (continued)
$1,775,000	Pittsylvania County, VA, School Improvements G.O., Series B, Callable 2/1/19 @ 100, OID, 5.375%, 2/1/21	$2,006,904
1,160,000	Poquoson, VA, Refunding G.O., (State Aid Withholding), 5.000%, 2/15/21	1,365,633
1,700,000	Portsmouth, VA, Public Improvements, Refunding G.O., Series A, Callable 2/1/23 @ 100, (State Aid Withholding), 5.000%, 2/1/27	2,017,543
1,325,000	Portsmouth, VA, Public Utilities, Refunding G.O., Series A, Callable 7/15/22 @ 100, (State Aid Withholding), 5.000%, 7/15/24	1,576,591
1,440,000	Portsmouth, VA, Refunding G.O., Series B, Callable 7/15/19 @ 100, 5.250%, 7/15/23	1,623,701
1,055,000	Portsmouth, VA, Refunding G.O., Series D, Callable 7/15/20 @ 100, 5.000%, 7/15/21	1,228,294
1,150,000	Prince William County, VA, County Facilities, Refunding Certificate of Participation, 5.000%, 10/1/21	1,357,541
1,245,000	Rappahannock Regional Jail Authority, Refunding Revenue, Callable 10/1/2025 @ 100, 5.000%, 10/1/26	1,538,285
2,000,000	Richmond, VA, Public Improvements, Refunding G.O., Series A, Callable 3/1/24 @ 100 (State Aid Withholding), 5.000%, 3/1/28	2,406,540
2,195,000	Riverside Regional Jail Authority, Refunding Revenue, Callable 7/1/25 @ 100, 5.000%, 7/1/27	2,666,859
1,000,000	Riverside Regional Jail Authority, Refunding Revenue, Callable 7/1/25 @ 100, 5.000%, 7/1/30	1,194,380
1,760,000	Riverside, VA, Regional Jail Authority, Refunding Revenue, 5.000%, 7/1/22	2,101,106
1,415,000	Roanoke, VA, Economic Development Authority, Carillion Health System, Remarketing, Refunding Revenue, Series C, (AGM), 5.000%, 7/1/17	1,499,277
885,000	Smyth County, VA, Industrial Development Authority, Mountain States Health Alliance Refunding Revenue, 5.000%, 7/1/20	976,836
1,000,000	Smyth County, VA, Industrial Development Authority, Mountain States Health Alliance Refunding Revenue, Callable 7/1/20 @ 100, OID, 5.000%, 7/1/23	1,101,090
1,530,000	Smyth County, VA, Public Improvement, Refunding G.O., Series A, Callable 11/1/21 @ 100 (State Aid Withholding), 5.000%, 11/1/25	1,765,681
1,220,000	Spotsylvania County, VA, Economic Development Authority, Refunding Revenue, 5.000%, 6/1/22	1,462,328
1,420,000	Spotsylvania County, VA, Water & Sewer System, Refunding Revenue, Series A, Callable 6/1/20 @ 100, 5.000%, 6/1/28	1,603,805
2,425,000	Suffolk, VA, Public Improvements, Refunding G.O., Series A, (NATL), 5.000%, 2/1/17	2,540,381
465,000	Suffolk, VA, Unrefunded, Refunding G.O., Callable 12/1/15 @ 100, 5.000%, 12/1/18	466,046
1,100,000	Virginia Biotechnology Research Partnership Authority, Constructions Laboratories Project, Refunding Revenue, 5.000%, 9/1/19	1,247,488

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)

	Virginia — (continued)
$2,500,000	Virginia College Building Authority, 21st Century College & Equipment, University & College Improvements Revenue, Series A, 5.000%, 2/1/22	$2,991,200
845,000	Virginia College Building Authority, 21st Century College & Equipment, University & College Improvements Revenue, Series A, Callable 2/1/18 @ 100, (State Intercept), 5.000%, 2/1/21	916,090
1,750,000	Virginia College Building Authority, Advance Refunding Revenue, Series B, Callable 9/1/24 @100 (State Aid Withholding), 4.000%, 9/1/25	1,989,873
1,000,000	Virginia College Building Authority, Educational Refunding Revenue, Series A, (State Intercept), 5.000%, 9/1/19	1,136,010
1,805,000	Virginia College Building Authority, Public Higher Education Financing Program, Refunding Revenue, Series B, (State Intercept), 5.000%, 9/1/20	2,101,652
1,850,000	Virginia Commonwealth Transportation Board, Federal Transportation Grant, Transit Improvements, Revenue, Series B, Callable 9/15/22 @ 100, 5.000%, 3/15/23	2,235,041
1,500,000	Virginia Port Authority Commonwealth Port Fund, Port, Airport & Marina Improvements Revenue, Callable 7/1/20 @ 100, 5.000%, 7/1/28	1,723,410
2,000,000	Virginia Public Building Authority, Public Improvements Revenue, Series A, Callable 8/1/21 @ 100, 5.000%, 8/1/26	2,330,600
2,000,000	Virginia Public School Authority, Refunding Revenue, (State Aid Withholding), 5.000%, 8/1/20	2,335,000
1,000,000	Virginia Public School Authority, School Financing 1997 Resolution, School Improvement Revenue, Series B, Callable 8/1/17 @100, (NATL-RE), 5.000%, 8/1/26	1,066,100
1,150,000	Virginia Resources Authority, State Revolving Fund, Refunding Revenue, 5.500%, 10/1/17	1,244,346
1,835,000	Virginia Small Business Financing Authority, Sentara Healthcare Refunding Revenue, 4.000%, 11/1/16	1,888,325
1,255,000	Western Regional Jail Authority, Correctional Facilities Improvement Revenue, Callable 6/1/17 @ 100, (NATL-RE), 4.750%, 6/1/23	1,324,929
1,525,000	Western Regional Jail Authority, Refunding Revenue, Callable 12/1/25 @ 100, 5.000%, 12/1/26	1,874,027
700,000	Winchester, VA, Economic Development Authority, Valley Health System Obligated Group, Hospital Refunding Revenue, 5.000%, 1/1/22	819,476
920,000	Winchester, VA, Economic Development Authority, Valley Health System Obligated Group, Hospital Refunding Revenue, Series A, Callable 1/1/24 @ 100, 5.000%, 1/1/26	1,075,655
		111,136,635
	Total Municipal Bonds (Cost $107,630,000)	113,177,680

Continued

Sterling Capital Virginia Intermediate Tax-Free Fund

Schedule of Portfolio Investments — (continued)

December 31, 2015 (Unaudited)

Shares		Fair Value
MONEY MARKET FUND — 1.1%
1,282,257	Federated Virginia Municipal Money Market Portfolio, Institutional Shares, 0.010%(a)	$ 1,282,257
	Total Money Market Fund (Cost $1,282,257)	1,282,257

Total Investments — 98.9% (Cost $108,912,257)		114,459,937
Net Other Assets (Liabilities) — 1.1%		1,268,837
NET ASSETS — 100.0%		$115,728,774

(a)	Represents the current yield as of report date.

AGM — Assured Guaranty Municipal Corp.

CR — Custodial Receipts

G.O. — General Obligation

NATL — National Public Finance Guarantee Corp.

OID — Original Issue Discount

RE — Reinsurance

See accompanying Notes to the Schedules of Portfolio Investments.

Sterling Capital West Virginia Intermediate Tax-Free Fund

Schedule of Portfolio Investments

December 31, 2015 (Unaudited)

Principal Amount		Fair Value
MUNICIPAL BONDS — 96.3%

$1,060,000	Berkeley County, WV, Building Commission, Judicial Center Project, Refunding Revenue, Callable 9/1/21 @ 100, 4.500%, 9/1/23	$1,183,596
1,085,000	Berkeley County, WV, Building Commission, Lease Refunding Revenue, Callable 12/1/22 @ 100, 4.000%, 12/1/26	1,180,805
1,500,000	Berkeley County, WV, Public Service Sewer District, Miscellaneous Purposes Revenue, Series C, Callable 10/1/23 @ 100, (BAM), 4.500%, 10/1/32	1,670,955
875,000	Berkeley County, WV, Public Service Sewer District, Sewer Improvements Revenue, Series A, 5.000%, 3/1/22	877,940
670,000	Braxton County, WV, Board of Education, Public School Improvements G.O., Callable 5/1/18 @ 100, (AGM, West Virginia Board Commission), 5.000%, 5/1/23	725,623
1,215,000	Fairmont State University, WV, University & College Improvements, Refunding Revenue, Series B, 4.000%, 6/1/19	1,317,825
1,005,000	Fairmont State University, WV, University & College Improvements, Refunding Revenue, Series A, Callable 6/1/21 @ 100, 5.000%, 6/1/23	1,149,047
1,495,000	Fairmont State University, WV, University & College Improvements, Refunding Revenue, Series B, Callable 6/1/21 @ 100, 5.000%, 6/1/23	1,709,278
1,100,000	Fairmont, WV, Waterworks Refunding Revenue, Series D, Callable 7/1/19 @100, (AGM), 4.000%, 7/1/24	1,164,262
2,150,000	Greenbrier County, WV, Board of Education, Public School Improvements G.O., (AGM), 5.000%, 5/1/18	2,348,015
1,605,000	Jefferson County, WV, Board of Education Public School, Refunding G.O., (West Virginia Board Commission), 4.000%, 5/1/19	1,741,345
1,700,000	Marshall University, WV, Refunding Revenue, 5.000%, 5/1/19	1,900,770
1,390,000	Marshall University, WV, University & College Improvements Revenue, Callable 5/1/21 @ 100, 5.000%, 5/1/26	1,595,136
1,560,000	Marshall University, WV, University & College Improvements Revenue, Callable 5/1/21 @ 100, 5.000%, 5/1/27	1,790,225
1,000,000	Mason County, WV, Appalachian Power Co., Industrial Improvements Revenue, Series L, 1.625%, 10/1/22(a)	998,910
1,545,000	Monongalia County, WV, Board of Education, Public School Refunding G.O., (West Virginia Board Commission), 5.000%, 5/1/20	1,774,077
1,000,000	Monongalia County, WV, Board of Education, Public School Refunding G.O., Callable 5/1/22 @ 100, (West Virginia Board Commission), 5.000%, 5/1/23	1,185,920
675,000	Monongalia County, WV, Board of Education, Public School Refunding G.O., Callable 5/1/22 @ 100, (West Virginia Board Commission), 5.000%, 5/1/31	774,104

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)

$ 965,000	Monongalia County, WV, Board of Education, Public School Refunding G.O., Callable 5/1/22 @ 100, (West Virginia Board Commission), 5.000%, 5/1/33	$1,100,611
815,000	Monongalia County, WV, Building Commission, Health System Obligated Group Refunding Revenue, Callable 7/1/21 @ 100, OID, 6.250%, 7/1/31	958,318
2,000,000	Monongalia County, WV, Building Commission, Monongalia Health System Group Refunding Revenue, Callable 7/1/25 @ 100, 5.000%, 7/1/26	2,348,440
390,000	Ohio County, WV, County Commission, Fort Henry Centre Financing District, Public Improvement, Tax Allocation, Series A, 5.350%, 6/1/17	403,061
1,000,000	Parkersburg, WV, Combined Waterworks & Sewerage System, Refunding Revenue, Series A, Callable 8/1/21 @ 100, (BAM), 4.000%, 8/1/22	1,105,110
860,000	Pleasants County, WV, Board of Education, Public School Improvements G.O., 4.000%, 5/1/21	962,013
1,210,000	Pleasants County, WV, Board of Education, Public School Improvements G.O., Callable 5/1/21 @ 100, 4.000%, 5/1/23	1,332,924
1,165,000	Pleasants County, WV, Board of Education, Public School Improvements G.O., Callable 5/1/21 @ 100, 4.000%, 5/1/24	1,271,190
1,000,000	Preston County, WV, Board of Education, Public School Improvements G.O., (West Virginia Board Commission), 3.000%, 5/1/19	1,058,860
1,655,000	Preston County, WV, Board of Education, Public School Improvements G.O., (West Virginia Board Commission), 4.000%, 5/1/21	1,866,641
1,285,000	Princeton, WV, Princeton Community Hospital Project, Refunding Revenue, Series A, 5.000%, 5/1/22	1,466,146
1,410,000	Princeton, WV, Princeton Community Hospital Project, Refunding Revenue, Series A, Callable 5/1/22 @ 100, 5.000%, 5/1/27	1,570,091
2,005,000	Putnam County, WV, Board of Education, Public School Improvements, G.O., (West Virginia Board Commission), 4.000%, 5/1/19	2,191,104
1,000,000	Putnam County, WV, Board of Education, Public School Improvements, G.O., Callable 5/1/20 @ 100, (West Virginia Board Commission), 4.000%, 5/1/22	1,100,090
1,105,000	School Building Authority of West Virginia, Capital Improvements, Refunding Revenue, Series A, Callable 7/1/17 @ 100 (NATL), 5.000%, 7/1/18	1,174,891
1,650,000	School Building Authority of West Virginia, Capital Improvements, Refunding Revenue, Series A, Callable 7/1/17 @ 100 (NATL), 5.000%, 7/1/19	1,753,719
3,700,000	School Building Authority of West Virginia, Capital Improvements, Refunding Revenue, Series A, Callable 7/1/17 @ 100 (NATL), 5.000%, 7/1/20	3,927,513

Continued

Sterling Capital West Virginia Intermediate Tax-Free Fund

Schedule of Portfolio Investments — (continued)

December 31, 2015 (Unaudited)

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)

$ 500,000	School Building Authority of West Virginia, Lottery Capital Improvements Revenue, Callable 7/1/24 @ 100, Series A, 5.000%, 7/1/27	$ 598,150
1,265,000	School Building Authority of West Virginia, Lottery Capital Improvements Revenue, Callable 7/1/24 @ 100, Series A, 5.000%, 7/1/28	1,504,768
1,050,000	School Building Authority of West Virginia, School Improvements Revenue, Callable 7/1/18 @ 100, OID, 5.000%, 7/1/27	1,153,446
1,840,000	School Building Authority of West Virginia, School Improvements Revenue, Callable 7/1/18 @100, 5.250%, 7/1/21	2,032,593
1,000,000	School Building Authority of West Virginia, School Improvements Revenue, Series B, Callable 7/1/20 @ 100, 5.000%, 7/1/30	1,138,660
1,400,000	Shepherd University Board of Governors, Residence Facilities Projects, University & College Improvements, Revenue, (NATL), 5.000%, 6/1/25	1,405,530
500,000	West Virginia Economic Development Authority, Appalachian Power Co. Amos Plant Project, Refunding Revenue, 1.900%, 3/1/40(a)	502,105
1,215,000	West Virginia Economic Development Authority, Correctional Juvenile Public Safety Facilities Lease, Refunding Revenue, Series A, 5.000%, 6/1/19	1,364,676
3,000,000	West Virginia Economic Development Authority, Correctional Juvenile Public Safety Facilities Lease, Refunding Revenue, Series A, Callable 6/1/22 @ 100, 5.000%, 6/1/25	3,519,390
3,685,000	West Virginia Economic Development Authority, Correctional Juvenile Public Safety Facilities Lease, Refunding Revenue, Series A, Callable 6/1/22 @ 100, 5.000%, 6/1/26	4,293,873
250,000	West Virginia Economic Development Authority, Department of Environmental Protection Lease, Refunding Revenue, Series B, 4.000%, 11/1/21	282,810
1,015,000	West Virginia Economic Development Authority, State Office Building 3, Public Improvements Revenue, Series D, Callable 6/1/25 @ 100, 5.000%, 6/1/26	1,226,019
1,210,000	West Virginia Economic Development Authority, The Diamond Project, Refunding Revenue, 3.000%, 12/15/18	1,271,529
1,890,000	West Virginia Economic Development Authority, The Diamond Project, Refunding Revenue, Callable 12/15/18 @ 100, 3.000%, 12/15/19	1,989,395
1,600,000	West Virginia Higher Education Policy Commission, Higher Education Facilities, Refunding Revenue, Series A, 5.000%, 4/1/20	1,830,240
250,000	West Virginia Higher Education Policy Commission, Higher Educational Facilities, Refunding Revenue, Series B, (NATL), 5.000%, 4/1/16	250,980

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)

$ 225,000	West Virginia Hospital Finance Authority, Charleston Area Medical Center, Inc., Health, Hospital, Nursing Home Improvements Revenue, Series A, OID, 6.500%, 9/1/16	$ 233,017
2,000,000	West Virginia Hospital Finance Authority, United Health System Obligation, Health, Hospital, Nursing Home Improvements Refunding Revenue, Series A, Callable 6/1/23 @ 100, OID, 5.375%, 6/1/38	2,268,180
515,000	West Virginia Hospital Finance Authority, Valley Health System Obligated Group, Refunding Revenue, 5.000%, 1/1/24	616,908
630,000	West Virginia Hospital Finance Authority, Valley Health System Obligated Group, Refunding Revenue, Callable 1/1/24 @ 100, 5.000%, 1/1/26	739,072
1,555,000	West Virginia Housing Development Fund, Refunding Revenue, Series A, 2.750%, 11/1/20	1,614,137
1,890,000	West Virginia State Building Commission, Regional Jail Refunding Revenue, Series A, (AMBAC), 5.375%, 7/1/21	2,132,922
1,320,000	West Virginia State Parkways Economic Development & Tourism Authority, Refunding Revenue (NATL), 5.250%, 5/15/17	1,398,712
2,000,000	West Virginia State Parkways Economic Development & Tourism Authority, Refunding Revenue (NATL), 5.250%, 5/15/19	2,259,300
1,000,000	West Virginia State Water Development Authority, Loan Program II, Refunding Revenue, Series A-II, Callable 11/1/23 @ 100, 5.000%, 11/1/26	1,180,960
2,525,000	West Virginia State Water Development Authority, Loan Program II, Refunding Revenue, Series A-II, Callable 11/1/23 @ 100, 5.000%, 11/1/27	2,962,961
1,500,000	West Virginia University, University Projects, University & College Improvements Revenue, Series B, 5.000%, 10/1/20	1,746,345
1,750,000	West Virginia University, University Projects, University & College Improvements Revenue, Series B, Callable 10/1/21 @ 100, 5.000%, 10/1/30	2,033,518
1,530,000	West Virginia University, University Projects, University & College Improvements, Refunding Revenue, Series A, Callable 10/1/22 @ 100, 5.000%, 10/1/35	1,776,361
	Total Municipal Bonds (Cost $91,748,557)	96,005,112

Continued

Sterling Capital West Virginia Intermediate Tax-Free Fund

Schedule of Portfolio Investments — (continued)

December 31, 2015 (Unaudited)

Shares		Fair Value
MONEY MARKET FUND — 2.9%

2,913,277	Federated Tax-Free Obligations Fund, Institutional Shares, 0.010%(b)	$ 2,913,277
	Total Money Market Fund (Cost $2,913,278)	2,913,277
Total Investments — 99.2% (Cost $94,661,835)		98,918,389
Net Other Assets (Liabilities) — 0.8%		828,455
NET ASSETS — 100.0%		$99,746,844

(a)	The interest rate for this variable rate note, which will change periodically, is based either on the prime rate or an index of market rates. The reflected rate is in effect as of December 31, 2015. The maturity date reflected is the final maturity date.
(b)	Represents the current yield as of report date.

AGM — Assured Guaranty Municipal Corp.

AMBAC — American Municipal Bond Assurance Corp.

BAM — Build America Mutual

G.O. — General Obligation

NATL — National Public Finance Guarantee Corp.

OID — Original Issue Discount

See accompanying Notes to the Schedules of Portfolio Investments.

Sterling Capital Diversified Income Fund

Schedule of Portfolio Investments

December 31, 2015 (Unaudited)

Shares		Fair Value
EQUITY FUNDS — 39.0%

218,413	Advisory Research MLP & Energy Income Fund	$ 1,749,489
59,083	First Trust DJ Global Select Dividend Index Fund	1,285,646
55,875	JPMorgan Global Research Enhanced Index Fund	996,819
246,521	Madison Covered Call & Equity Income Fund	2,228,547
197,714	PowerShares S&P 500 BuyWrite Portfolio	4,055,114
21,934	SPDR S&P Global Dividend ETF	1,249,361
25,635	Vanguard Global ex-U.S. Real Estate ETF	1,309,949
26,660	Vanguard High Dividend Yield ETF	1,779,555
25,114	Vanguard REIT ETF	2,002,339
	Total Equity Funds (Cost $18,648,524)	16,656,819

FIXED INCOME FUNDS — 59.8%

175,114	Guggenheim Floating Rate Strategies Fund	4,423,391
244,754	Hotchkis and Wiley High Yield Fund	2,704,534
11,228	iShares 10-20 Year Treasury Bond ETF	1,506,910
23,178	iShares 20+ Year Treasury Bond ETF	2,795,730
174,700	Pioneer ILS Interval Fund	1,806,398
118,331	PowerShares Emerging Markets Sovereign Debt Portfolio	3,231,620
315,803	Principal Preferred Securities Fund	3,189,613
153,565	Shenkman Short Duration High Income Fund	1,500,328
218,116	Sterling Capital Corporate Fund, Institutional Shares(a)	2,178,975

Shares		Fair Value
FIXED INCOME FUNDS — (continued)

220,638	Sterling Capital Securitized Opportunities Fund, Institutional Shares(a)	$ 2,177,700
	Total Fixed Income Funds (Cost $26,206,297)	25,515,199

MONEY MARKET FUND — 1.6%

684,542	Federated Treasury Obligations Fund, Institutional Shares, 0.070%(b)	684,542
	Total Money Market Fund (Cost $684,542)	684,542
Total Investments — 100.4% (Cost $45,539,363)		42,856,560
Net Other Assets (Liabilities) — (0.4)%		(171,444)
NET ASSETS — 100.0% .		$42,685,116

(a)	Investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940.
(b)	Represents the current yield as of report date.

ETF — Exchange Traded Fund

REIT — Real Estate Investment Trust

See accompanying Notes to the Schedules of Portfolio Investments.

Sterling Capital Strategic Allocation Balanced Fund

Schedule of Portfolio Investments

December 31, 2015 (Unaudited)

Shares		Fair Value
EQUITY FUNDS — 65.7%

997,843	Sterling Capital Behavioral International Equity Fund, Institutional Shares(a)	$ 9,509,446
289,476	Sterling Capital Equity Income Fund, Institutional Shares(a)	4,811,094
408,741	Sterling Capital Long/Short Equity Fund, Institutional Shares(a)	3,380,288
223,663	Sterling Capital Special Opportunities Fund, Institutional Shares(a)	4,878,084
	Total Equity Funds (Cost $23,293,449)	22,578,912

FIXED INCOME FUND — 34.3%
1,130,205	Sterling Capital Total Return Bond Fund, Institutional Shares(a)	11,765,436
	Total Fixed Income Fund (Cost $11,849,609)	11,765,436

MONEY MARKET FUND — 1.8%
633,233	Federated Treasury Obligations Fund, Institutional Shares, 0.070%(b)	633,233
	Total Money Market Fund (Cost $633,233)	633,233
Total Investments — 101.8% (Cost $35,776,291)		34,977,581
Net Other Assets (Liabilities) — 1.8%		(629,086)
NET ASSETS — 100.0%		$34,348,495

(a)	Investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940.
(b)	Represents the current yield as of report date.

See accompanying Notes to the Schedules of Portfolio Investments.

Sterling Capital Strategic Allocation Growth Fund

Schedule of Portfolio Investments

December 31, 2015 (Unaudited)

Shares		Fair Value
EQUITY FUNDS — 83.4%

888,511	Sterling Capital Behavioral International Equity Fund, Institutional Shares(a)	$8,467,509
258,380	Sterling Capital Equity Income Fund, Institutional Shares(a)	4,294,280
351,826	Sterling Capital Long/Short Equity Fund, Institutional Shares(a)	2,909,601
198,636	Sterling Capital Special Opportunities Fund, Institutional Shares(a)	4,332,250

	Total Equity Funds (Cost $20,556,899)	20,003,640

FIXED INCOME FUND — 17.9%

412,459	Sterling Capital Total Return Bond Fund, Institutional Shares(a)	4,293,701

	Total Fixed Income Fund (Cost $4,448,636)	4,293,701

MONEY MARKET FUND — 2.0%

469,238	Federated Treasury Obligations Fund, Institutional Shares, 0.070%(b)	469,238

	Total Money Market Fund (Cost $469,238)	469,238

Total Investments — 103.3% (Cost $25,474,773)		24,766,579
Net Other Assets (Liabilities) — (3.3)%		(783,803)

NET ASSETS — 100.0%		$23,982,776

(a)	Investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940.
(b)	Represents the current yield as of report date.

See accompanying Notes to the Schedules of Portfolio Investments.

Sterling Capital Funds

Notes to Schedules of Portfolio Investments

December 31, 2015 (Unaudited)

1.	Organization:

Sterling Capital Funds (the “Trust”) commenced operations on October 5, 1992 and is registered under the Investment Company Act of 1940, as amended (“the 1940 Act”), as an open-end investment company established as a Massachusetts business trust.

The Trust offers shares of Sterling Capital Behavioral Large Cap Value Equity Fund (formerly known as Sterling Capital Large Cap Value Diversified Fund), Sterling Capital Mid Value Fund, Sterling Capital Behavioral Small Cap Value Equity Fund (formerly known as Sterling Capital Small Cap Value Diversified Fund), Sterling Capital Special Opportunities Fund, Sterling Capital Equity Income Fund, Sterling Capital Long/Short Equity Fund, Sterling Capital Behavioral International Equity Fund, Sterling Capital Ultra Short Bond Fund, Sterling Capital Short Duration Bond Fund, Sterling Capital Intermediate U.S. Government Fund, Sterling Capital Total Return Bond Fund, Sterling Capital Corporate Fund, Sterling Capital Securitized Opportunities Fund, Sterling Capital Kentucky Intermediate Tax-Free Fund, Sterling Capital Maryland Intermediate Tax-Free Fund, Sterling Capital North Carolina Intermediate Tax-Free Fund, Sterling Capital South Carolina Intermediate Tax-Free Fund, Sterling Capital Virginia Intermediate Tax-Free Fund, Sterling Capital West Virginia Intermediate Tax-Free Fund, Sterling Capital Diversified Income Fund (formerly known as Sterling Capital Strategic Allocation Conservative Fund), Sterling Capital Strategic Allocation Balanced Fund, Sterling Capital Strategic Allocation Growth Fund, Sterling Capital Stratton Mid Cap Value Fund, Sterling Capital Stratton Real Estate Fund and Sterling Capital Stratton Small Cap Value Fund (referred to individually as a “Fund” and collectively as the “Funds”). Sterling Capital Kentucky Intermediate Tax-Free Fund, Sterling Capital Maryland Intermediate Tax-Free Fund, Sterling Capital North Carolina Intermediate Tax-Free Fund, Sterling Capital South Carolina Intermediate Tax-Free Fund, Sterling Capital Virginia Intermediate Tax-Free Fund and Sterling Capital West Virginia Intermediate Tax-Free Fund are referred to as the “Tax-Free Funds.” Sterling Capital Diversified Income Fund, Sterling Capital Strategic Allocation Balanced Fund and Sterling Capital Strategic Allocation Growth Fund are referred to as the “Funds of Funds.” The Funds, excluding the Funds of Funds, are referred to as the “Variable Net Asset Value Funds.” The Funds of Funds invest in underlying mutual funds as opposed to individual securities. The schedules of portfolio investments for the Sterling Capital Stratton Mid Cap Value Fund, Sterling Capital Stratton Real Estate Fund and Sterling Capital Stratton Small Cap Value Fund, which are offered through separate prospectuses and a separate SAI, are included in their annual report dated December 31, 2015.

All Funds, other than the Tax-Free Funds, are “diversified” funds, as defined in the 1940 Act. The Tax-Free Funds are non-diversified funds, which means they may invest in the securities of a limited number of issuers.

By owning shares of underlying investment companies, each of the Funds of Funds invests, to varying degrees, in securities of U.S. and non-U.S. companies, including small and medium sized companies, and in debt securities. Funds of Funds with exposure to underlying equity funds may include funds that invest in real estate related securities. In addition, underlying investment companies may invest in derivatives and may engage in long/short equity strategies and in option writing strategies. The Funds of Funds except for Sterling Capital Diversified Income Fund currently invest only in other Funds that are part of the Sterling Capital Funds group of investment companies (not including cash sweep vehicles). Financial information for those Sterling Capital Funds is included in this report and also is available at www.sec.gov. Financial information for the other underlying Funds is available at www.sec.gov.

2.	Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Funds. The policies are in conformity with United States generally accepted accounting principles (“U.S. GAAP”). The preparation of these schedules requires management to make estimates and assumptions that affect the reported amounts. Actual results could differ from those estimates.

Securities Valuation — Investments in securities held by the Variable Net Asset Value Funds, the principal market for which is a securities exchange or an over-the-counter market, are valued at the closing price on the principal exchange or market (including the NASDAQ Closing Price for securities traded on NASDAQ), typically 4:00 PM ET or in the absence of such a price, by reference to the latest available bid price in the principal market in which such securities are normally traded. Investments in open-end investment companies, including underlying funds invested in by the Funds of Funds, are valued at their respective net asset values as reported by such companies. Investments in closed-end investment companies and exchange traded funds are valued at their market values based upon the latest available sale price or, absent such a price, by reference to the latest available bid prices in the principal market in which such securities are normally traded. The differences between cost and fair value of investments are reflected as either unrealized appreciation or depreciation. Securities for which market quotations are not readily available or deemed unreliable (e.g., an approved pricing service

Sterling Capital Funds

Notes to Schedules of Portfolio Investments — (continued)

December 31, 2015 (Unaudited)

does not provide a price, a furnished price is in error, certain stale prices, or an event occurs that materially affects the furnished price) will be fair valued in accordance with procedures established in good faith under the general supervision of the Board.

Fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Sterling Capital Behavioral International Equity Fund’s net asset value is calculated; such securities may be valued at fair value in accordance with procedures adopted by the Board.

Fair Value Measurements — The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described as follows:

•  Level 1 –quoted prices in active markets for identical securities

•  Level 2 – based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – based on significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. During the period ended December 31, 2015, there were no significant changes to the valuation policies and procedures.

The summary of inputs used to determine the fair value of each Fund’s investments as of December 31, 2015 is as follows:

	Level 1– Quoted Prices		Level 2– Other Significant Observable Inputs	Level 3– Significant Unobservable Inputs	Total
Assets:
Investments in Securities
Sterling Capital Behavioral Large Cap Value Equity Fund	$284,607,789	(a)	$—	$—	$284,607,789
Sterling Capital Mid Value Fund	613,607,604	(a)	—	—	613,607,604
Sterling Capital Behavioral Small Cap Value Equity Fund	135,277,404	(a)	—	—	135,277,404
Sterling Capital Special Opportunities Fund	981,291,901	(a)	—	—	981,291,901
Sterling Capital Equity Income Fund	1,542,734,666	(a)	—	—	1,542,734,666
Sterling Capital Long/Short Equity Fund	62,162,153	(a)	1,698,750(a)	—	63,860,903
Sterling Capital Behavioral International Equity Fund	246,956	(b)	18,444,065(a)	—	18,691,021
Sterling Capital Ultra Short Bond Fund	460,279	(b)	45,226,934(a)	—	45,687,213
Sterling Capital Short Duration Bond Fund	1,323,681	(b)	81,011,624(a)	—	82,335,305
Sterling Capital Intermediate U.S. Government Fund	792,648	(b)	28,158,711(a)	—	28,951,359
Sterling Capital Total Return Bond Fund	14,352,367	(b)	653,013,015(a)	—	667,365,382
Sterling Capital Corporate Fund	2,166,551	(b)	60,338,303(a)	—	62,504,854
Sterling Capital Securitized Opportunities Fund	238,493	(b)	47,940,303(a)	—	48,178,796
Sterling Capital Kentucky Intermediate Tax-Free Fund	366,555	(b)	12,896,612(a)	—	13,263,167
Sterling Capital Maryland Intermediate Tax-Free Fund	404,761	(b)	34,610,327(a)	—	35,015,088
Sterling Capital North Carolina Intermediate Tax-Free Fund	2,721,092	(b)	190,481,407(a)	—	193,202,499
Sterling Capital South Carolina Intermediate Tax-Free Fund	2,501,664	(b)	74,716,419(a)	—	77,218,083
Sterling Capital Virginia Intermediate Tax-Free Fund	1,282,257	(b)	113,177,680(a)	—	114,459,937
Sterling Capital West Virginia Intermediate Tax-Free Fund	2,913,277	(b)	96,005,112(a)	—	98,918,389
Sterling Capital Diversified Income Fund	42,856,560	(a)		—	42,856,560
Sterling Capital Strategic Allocation Balanced Fund	34,977,581	(a)	—	—	34,977,581
Sterling Capital Strategic Allocation Growth Fund	24,766,579	(a)	—	—	24,766,579

Sterling Capital Funds

Notes to Schedules of Portfolio Investments — (continued)

December 31, 2015 (Unaudited)

	Level 1– Quoted Prices		Level 2– Other Significant Observable Inputs	Level 3– Significant Unobservable Inputs	Total
Liabilities:
Investments Sold Short
Sterling Capital Long/Short Equity Fund	$23,813,730(a	)	$67,493	$—	$23,881,223
Other Financial Instruments-
Written Options (Equity Risk)
Sterling Capital Special Opportunities Fund (c)	(1,476,100)			—	(1,476,100)
Sterling Capital Equity Income Fund (c)			(2,700)	—	(2,700)

(a)    Industries, countries or security types are disclosed in the Schedules of Portfolio Investments.

(b)    Represents money market funds and/or certain preferred stocks.

(c)    Other financial instruments are written options shown at value.

The Funds’ policy is to recognize transfers in and transfers out as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the period ended December 31, 2015.

Cash and Cash Equivalents — The Funds consider liquid assets deposited with a bank, and certain short term debt instruments with original maturities of three months or less to be cash equivalents. These investments represent amounts held with financial institutions that are readily accessible to pay Fund expenses or investments. The Funds may invest their excess cash in the Federated Treasury Obligations Fund or a similar money market fund or other short-term investment.

Credit Enhancements — Certain obligations held in the Funds have credit enhancement or liquidity features that may, under certain circumstances, provide for repayment of principal and interest on the obligation upon demand date, interest rate reset date or final maturity. These enhancements may include: letters of credit; liquidity guarantees; security purchase agreements; tender option purchase agreements; and third party insurance (i.e., AMBAC).

Foreign Currency Translation — The accounting records of the Sterling Capital Behavioral International Equity Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the latest foreign exchange bid quotation (from an approved pricing vendor) to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, income and expenses are translated at the prevailing rate of exchange, on the respective dates of such transactions. The Sterling Capital Behavioral International Equity Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currencies.

Forward Foreign Currency Exchange Contracts — The Sterling Capital Behavioral International Equity Fund, the Sterling Capital Long/Short Equity Fund, the Sterling Capital Ultra Short Bond Fund, the Sterling Capital Short Duration Bond Fund, the Sterling Capital Total Return Bond Fund and the Sterling Capital Corporate Fund may enter into forward foreign currency exchange contracts (foreign currency exchange risk) in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of Funds securities denominated in a particular currency. A foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a future date. The Funds can be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. In the event of default by the counterparty to the transaction, the Funds’ maximum amount of loss, as either the buyer or seller, is the unrealized gain of the contract. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date. When the contract is closed, the Funds record a realized gain (loss) equal to the difference between the value at the time it was opened and the value at the time it was closed.

Options Contracts — Sterling Capital Special Opportunities Fund and Sterling Capital Equity Income Fund write (sell) “covered” call options on securities and purchase options on securities to close out options previously written by them. Sterling Capital Long/Short Equity Fund purchases put options, which gives a Fund the right to sell a specified amount of an underlying security at a specified price within a specified time. These transactions are entered into to hedge against changes in security prices (equity risk) or for the purposes of earning additional income (i.e., speculation). Sterling Capital Diversified Income Fund may invest in underlying funds that engage in options writing strategies (including cash-secured put writing and covered call writing).

Sterling Capital Funds

Notes to Schedules of Portfolio Investments — (continued)

December 31, 2015 (Unaudited)

The risk associated with purchasing an option is that a Fund pays a premium whether or not the option is exercised. Additionally, the Funds bear the risk of loss of the premium and change in value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as other securities owned. The cost of securities acquired through the exercise of call options is increased by the premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid.

In writing an option, a Fund contracts with a specified counterparty to purchase (put option written) or sell (call option written) a specified quantity (notional amount) of an underlying asset at a specified price during a specified period upon demand of the counterparty. The risk associated with writing an option is that the Funds bear the market risk of an unfavorable change in the price of an underlying asset and are required to buy or sell an underlying asset under the contractual terms of the option at a price different from the current value. The Funds execute transactions in both listed and over-the-counter options. When purchasing over-the-counter options, a Fund bears the risk of economic loss from counterparty default, equal to the market value of the option. Listed options involve minimal counterparty risk since the listed options are guaranteed against default by the exchange on which they trade. Transactions in over-the-counter options expose the Funds to the risk of default by the counterparty to the transaction. In the event of default by the counterparty to the over-the-counter transaction, the Funds’ maximum amount of loss is the premium paid (as the purchaser) or the unrealized depreciation of the contract (as the writer).

Sterling Capital Special Opportunities Fund and Sterling Capital Equity Income Fund invested in written options to economically hedge the downside exposure by collecting a premium when sold against the equity holding. The following is a summary of written call options outstanding as of December 31, 2015:

	Number of Contracts	Value
Sterling Capital Special Opportunities Fund
Autodesk, Inc., $67.50, 1/15/16	500	$(5,000)
Autodesk, Inc., $70.00, 4/15/16	200	(24,200)
Autodesk, Inc., $75.00, 4/15/16	800	(34,400)
Activision Blizzard, Inc., $34.00, 1/15/16	700	(318,500)
Activision Blizzard, Inc., $34.00, 2/19/16	200	(110,000)
Activision Blizzard, Inc., $36.00, 5/20/16	1,200	(540,000)
Activision Blizzard, Inc., $37.00, 5/20/16	500	(192,500)
Myriad Genetics, Inc., $45.00, 2/19/16	500	(82,500)
Myriad Genetics, Inc., $50.00, 2/19/16	600	(15,000)
Tyson Foods, Inc., Class A, $55.00, 4/15/16	700	(154,000)

	5,900	$(1,476,100)

Sterling Capital Equity Income Fund
Dunkin Brands Group, Inc., $57.50, 1/15/16(a)	900	$(2,700)
McDonald’s Corporation, Inc., $120.00, 03/18/16	1,000	(315,000)
Maxim Integrated Products, Inc., $42.00, 01/15/16	500	(5,000)
Maxim Integrated Products, Inc., $43.00, 02/19/16	1,500	(45,000)
Maxim Integrated Products, Inc., $45.00, 02/19/16	500	(10,000)
Time Warner Cable, Inc., $190.00, 01/15/16	1,225	(145,775)

	5,625	$(523,475)

(a) Security was fair valued under methods approved by the Board.

Risks Associated with Foreign Securities and Currencies — Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those countries. Certain foreign investments may also be subject to foreign withholding taxes.

Sterling Capital Funds

Notes to Schedules of Portfolio Investments — (continued)

December 31, 2015 (Unaudited)

Short Sales — Sterling Capital Long/Short Equity Fund enters into short sale transactions in which it sells a security it may not hold in anticipation of a decline in the market price of that security. When the Fund makes a short sale, it will borrow the security sold short and deliver the security to the counterparty to which it sold the security short. An amount equal to the proceeds received by the Fund is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the market value of the short sale. The Fund is required to repay the counterparty any dividends received on the security sold short, which is shown as dividend expense in the Statements of Operations. The Fund may pay a fee on the assets borrowed from the counterparty, which is shown as service fees on securities sold short in the Statements of Operations. The Fund maintains a segregated account of deposits of cash with the broker-dealer as collateral for the short sales. The Fund may receive interest on the cash collateral deposited with the broker-dealer. These positions are speculative and may be more risky than “long” positions because the cost of the replacement security or derivative is unknown. Short selling strategies typically reduce returns relative to “long only” strategies during rising equity markets, and involve risk of significant losses; potential loss on uncovered short positions is unlimited. Short selling strategies also involve significant transaction costs. Sterling Capital Diversified Income Fund may invest in underlying funds that engage in long/short equity strategies.

When-Issued and Forward Commitments — The Funds may purchase securities on a “when-issued” basis. Sterling Capital Behavioral Large Cap Value Equity Fund, Sterling Capital Mid Value Fund, Sterling Capital Behavioral Small Cap Value Equity Fund, Sterling Capital Special Opportunities Fund and Sterling Capital Equity Income Fund may also purchase or sell securities on a forward commitment basis. The Funds record when-issued securities on the trade date and pledge assets with a value at least equal to the purchase commitment for payment of the securities purchased. The value of the securities underlying when-issued or forward commitments to purchase securities, and any subsequent fluctuation in their value, is taken into account when determining the net asset value of the Funds commencing with the date the Funds agree to purchase the securities. The Funds do not accrue interest or dividends on “when-issued” securities until the underlying securities are received.

3.	Investments in Affiliated Issuers:

A summary of the Funds’ transactions in the shares of affiliated issuers during the period ended December 31, 2015 is as follows:

	Shares Held at September 30, 2015	Shares Purchased	Shares Sold	Shares Held at December 31, 2015	Value at December 31, 2015
Sterling Capital Diversified Income Fund
Sterling Capital Corporate Fund, Institutional Shares	216,414	1,702	—	218,116	$2,178,975
Sterling Capital Securitized Opportunities Fund, Institutional Shares	219,233	1,405	—	220,638	2,177,700

Total Affiliates	435,647	3,107	—	438,754	$4,356,675

Sterling Capital Strategic Allocation Balanced Fund
Sterling Capital Behavioral International Equity Fund, Institutional Shares	1,040,079	—	42,236	997,843	$9,509,446
Sterling Capital Equity Income Fund, Institutional Shares	277,201	17,919	5,644	289,476	4,811,094
Sterling Capital Long/Short Equity Fund, Institutional Shares	392,836	15,905	—	408,741	3,380,288
Sterling Capital Special Opportunities Fund, Institutional Shares	202,824	29,869	9,031	223,662	4,878,084
Sterling Capital Total Return Bond Fund, Institutional Shares	1,154,248	—	24,043	1,130,205	11,765,436

Total Affiliates	3,067,188	63,693	80,954	3,049,927	$34,344,348

Sterling Capital Strategic Allocation Growth Fund
Sterling Capital Behavioral International Equity Fund, Institutional Shares	948,804	—	60,293	888,511	$8,467,509
Sterling Capital Equity Income Fund, Institutional Shares	252,935	16,022	10,577	258,380	4,294,280
Sterling Capital Long/Short Equity Fund, Institutional Shares	342,793	16,563	7,530	351,826	2,909,601
Sterling Capital Special Opportunities Fund, Institutional Shares	185,048	26,396	12,808	198,636	4,332,250
Sterling Capital Total Return Bond Fund, Institutional Shares	432,415	478	20,434	412,459	4,293,701

Total Affiliates	2,161,995	59,459	111,642	2,109,812	$24,297,341

Sterling Capital Funds

Notes to Schedules of Portfolio Investments — (continued)

December 31, 2015 (Unaudited)

4.	Concentration of Credit Risk:

The Tax-Free Funds invest primarily in debt instruments of municipal issuers in their respective states. The issuers’ abilities to meet their obligations may be affected by economic developments in a specific state or region.

5.	Federal Tax Information:

It is the policy of each Fund to continue to qualify as a regulated investment company as defined in the Internal Revenue Code of 1986, as amended (the “Code”), by complying with the applicable provisions of the Code and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income tax was required in the Funds’ financial statements.

Management evaluates its tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is required only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense. During the period, the Funds did not incur any interest or penalties.

Management has analyzed the Funds’ tax positions taken on federal income tax returns for all open tax years (current and prior three tax years), and has concluded that no provision for federal income tax was required in the Funds’ financial statements. The Funds’ federal income and excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Under the Regulated Investment Company Modernization Act of 2010, capital losses originating in taxable years beginning after December 22, 2010 (“post-2010 capital losses”) are carried forward indefinitely. Furthermore, post-2010 capital losses will retain their character as either short-term or long-term capital losses rather than being considered all short-term capital losses as under previous law.

At September 30, 2015, the following Funds had net capital loss carryforwards available to offset future net capital gains, if any, to the extent provided by the Treasury regulations:

	Amount With No Expiration*
	Short-term Losses	Long-term Losses	Amount	Expires
Sterling Capital Behavioral Large Cap Value Equity Fund	$ —	$ —	$8,858,685	2017
Sterling Capital Behavioral Large Cap Value Equity Fund	—	—	10,325,708	2018
Sterling Capital Mid Value Fund	—	—	6,354,182	2017
Sterling Capital Behavioral Small Cap Value Equity Fund	—	—	2,370,804	2017
Sterling Capital Behavioral International Equity Fund	946,403	—	—	—
Sterling Capital Ultra Short Fund	66,873	270,173	—	—
Sterling Capital Short Duration Bond Fund	1,172,079	2,371,503	—	—
Sterling Capital Short Duration Bond Fund	—	—	160,380	2016
Sterling Capital Short Duration Bond Fund	—	—	385,647	2019
Sterling Capital Intermediate U.S. Government Fund	—	—	6,852,937	2016
Sterling Capital Intermediate U.S. Government Fund	—	—	37,850	2019
Sterling Capital Intermediate U.S. Government Fund	250,655	101,957	—	—
Sterling Capital Total Return Bond Fund	4,229,612	1,875,370	—	—
Sterling Capital Corporate Fund	108,928	19,682	—	—
Sterling Capital Securitized Opportunities Fund	1,384,668	355,951	—	—
Sterling Capital Diversified Income Fund	—	—	5,021,747	2018
Sterling Capital Strategic Allocation Balanced Fund	—	—	1,083,564	2018
Sterling Capital Strategic Allocation Balanced Fund	—	—	3,964,763	2019
Sterling Capital Strategic Allocation Growth Fund	—	—	2,740,917	2018
Sterling Capital Strategic Allocation Growth Fund	—	—	4,640,596	2019
* Post-Enactment Losses: Must be utilized prior to losses subject to expiration.

Sterling Capital Funds

Notes to Schedules of Portfolio Investments — (continued)

December 31, 2015 (Unaudited)

Under current tax law, net capital losses or, if there are no such losses, net long-term capital losses or net short-term capital losses realized after October 31, net ordinary losses from the sale, exchange or other taxable disposition of property realized after October 31 and other net ordinary losses realized after December 31 of a Fund’s fiscal year may be deferred and treated as occurring on the first business day of the following fiscal year for tax purposes. The following Fund had deferred qualified late-year losses, which will be treated as arising on the first business day of the fiscal year ending September 30, 2016:

Qualified
Late-Year
Capital
Losses
Sterling Capital Virginia Intermediate Tax-Free Fund	$25,705

As of December 31, 2015, federal income tax cost, gross unrealized appreciation and gross unrealized depreciation on securities were as follows:

				Net Tax
		Gross Tax	Gross Tax	Unrealized
		Unrealized	Unrealized	Appreciation
	Tax Cost	Appreciation	Depreciation	(Depreciation)
Sterling Capital Behavioral Large Cap Value Equity Fund	$268,714,950	$25,752,167	$(9,859,329)	$15,892,838
Sterling Capital Mid Value Fund	582,198,496	108,189,834	(76,780,726)	31,409,108
Sterling Capital Behavioral Small Cap Value Equity Fund	124,600,498	15,831,486	(5,154,580)	10,676,906
Sterling Capital Special Opportunities Fund	729,222,106	268,457,464	(16,387,669)	252,069,795
Sterling Capital Equity Income Fund	1,294,276,726	317,841,112	(69,383,172)	248,457,940
Sterling Capital Long/Short Equity Fund	52,393,703	4,313,126	(16,727,149)	(12,414,023)
Sterling Capital Behavioral International Equity Fund	18,588,315	983,279	(880,574)	102,705
Sterling Capital Ultra Short Bond Fund	46,067,588	8,906	(389,280)	(380,374)
Sterling Capital Short Duration Bond Fund	83,560,183	49,694	(1,274,572)	(1,224,878)
Sterling Capital Intermediate U.S. Government Fund	28,675,736	462,220	(186,598)	275,622
Sterling Capital Total Return Bond Fund	673,288,698	6,572,763	(12,496,079)	(5,923,316)
Sterling Capital Corporate Fund	63,075,084	662,727	(1,232,957)	(570,230)
Sterling Capital Securitized Opportunities Fund	48,120,242	439,732	(381,178)	58,554
Sterling Capital Kentucky Intermediate Tax-Free Fund	12,491,858	771,549	(240)	771,309
Sterling Capital Maryland Intermediate Tax-Free Fund	33,551,689	1,463,399	—	1,463,399
Sterling Capital North Carolina Intermediate Tax-Free Fund	182,926,556	10,294,570	(18,627)	10,275,943
Sterling Capital South Carolina Intermediate Tax-Free Fund	74,207,589	3,012,131	(1,637)	3,010,494
Sterling Capital Virginia Intermediate Tax-Free Fund	108,912,257	5,547,679	—	5,547,679
Sterling Capital West Virginia Intermediate Tax-Free Fund	94,661,835	4,257,708	(1,155)	4,256,553
Sterling Capital Diversified Income Fund	45,596,917	74,303	(2,814,660)	(2,740,357)
Sterling Capital Strategic Allocation Balanced Fund	35,814,977	374,179	(1,211,575)	(837,396)
Sterling Capital Strategic Allocation Growth Fund	25,505,150	382,510	(1,121,081)	(738,571)

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms, and that information required to be disclosed by the registrant in this report is accumulated and communicated to the registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Sterling Capital Funds

By (Signature and Title)	/s/ James T. Gillespie
James T. Gillespie, President
(principal executive officer)

Date	2/26/16

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ James T. Gillespie
James T. Gillespie, President
(principal executive officer)

Date	2/26/16

By (Signature and Title)	/s/ Todd M. Miller
Todd M. Miller, Treasurer
(principal financial officer)

Date	2/26/16